[LOGO] ING PILGRIM                         Semi-Annual
                                           Report

                         April 30, 2001
                         Class Q


                                           International Equity Funds
                                           Pilgrim Worldwide Growth
                                           Pilgrim International Value
                                           Pilgrim International
                                           Pilgrim International Core Growth
                                           Pilgrim International SmallCap Growth
                                           Pilgrim Emerging Countries
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Pilgrim
Funds
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                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


            Letter to Shareholders .......................     1
            Portfolio Managers' Reports ..................     2
            Index Descriptions ...........................    14
            Statements of Assets and Liabilities .........    16
            Statements of Operations .....................    18
            Statements of Changes in Net Assets ..........    21
            Financial Highlights .........................    24
            Notes to Financial Statements ................    30
            Portfolios of Investments ....................    42
            Shareholder Meetings .........................    63
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Pilgrim
Funds
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                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the April 30, Semi-Annual Report for the International Pilgrim Funds which offer Class Q shares as of April 30, 2001.

On September 1, 2000 ING Groep N.V. (NYSE: ING) acquired Reliastar Financial Corp., the indirect parent company of Pilgrim Investments, Inc., Adviser to the Funds, Pilgrim Securities, Inc., Distributor to the Funds and Pilgrim Group, Inc., Administrator to the Funds. In conjunction with the acquisition, the Adviser, Distributor and Administrator changed their names to ING Pilgrim Investments, Inc., ING Pilgrim Securities, Inc. and ING Pilgrim Group, Inc., respectively, effective September 8, 2000. Subsequently, in February 2001, ING Pilgrim Group, Inc. and ING Pilgrim Investments, Inc. became ING Pilgrim Group, LLC and ING Pilgrim Investments, LLC, respectively.

Our fund family now has many funds of varying types which provide core investment choices for the serious 2001 investor. As our fund family has grown, we have taken steps to rationalize the reporting for similar funds. We have conformed all of our International Funds to an October 31 year end for financial reporting purposes. There are six International Equity Funds included in this Semi-Annual Report.

At ING Pilgrim, we are dedicated to providing core investments for the serious investor. We believe that the key to success is matching quality core investments to the individual needs of investors. Core investments are the foundation of every portfolio and the basis of other important investment decisions. Pilgrim prides itself on providing a family of core investments designed to help you reach your financial goals. Our goal is for every investor to have a successful investment experience.(SM)


Sincerely,
ING Pilgrim Group, LLC
June 15, 2001

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International
Equity Funds
-------------

                                                                       Portfolio
PILGRIM WORLDWIDE GROWTH FUND                                   Managers' Report
--------------------------------------------------------------------------------

Portfolio Management Team: Mary Lisanti, Portfolio Manager; Philip A. Schwartz, Portfolio Manager; Richard T. Saler, Portfolio Manager, ING Pilgrim Investments, LLC.

Goal: The Pilgrim Worldwide Growth Fund (the "Fund") seeks to invest at least 65% of its assets in equity securities of issuers located in at least three countries, one of which may be the U.S. The Fund generally invests at least 75% of its assets in common and preferred stocks, warrants and convertible securities. The Fund may invest in countries with emerging securities markets when portfolio managers believe they present attractive opportunities.

Investment Strategy:

U.S. Market: The Fund seeks to invest in equity securities of large U.S. companies that the portfolio managers feel have above-average prospects for growth. The Fund considers a company to be large if its market capitalization corresponds to the upper 90% of the S&P 500 Index. The portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and sell discipline. The portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years. They also seek to provide a framework for identifying the industries and companies they believe may benefit most.

Foreign Markets: The portfolio managers primarily use "bottom-up" fundamental analysis to identify stocks, which they believe offer good value relative to their peers in the same industry, sector or region. They also use "top-down" analysis to identify important themes or issues which may affect the investment environment in regions or sectors, and to estimate market risks. The portfolio managers focus on various factors, including valuation, catalysts to stock price appreciation, quality of management and financial measures.

Market Overview:

U.S. Market: US equity markets struggled over the past six months, but aggressive interest rate cuts by the Federal Reserve brought hope to investors in April. The rate of deceleration in the US economy was dramatic, as the fourth quarter 2000 GDP slowed to a 1.0% growth rate, down from an 8.2% rate in the same period in 2001. After the National Association of Purchasing Managers report showed manufacturing activity at its lowest level in a decade, the Federal Reserve surprised the markets with an interest rate cut four weeks ahead of its regularly scheduled meeting. In all, the Federal Reserve cut 200 basis points over the past four months, and while corporate profits remain weak and the economic data is giving mixed signals, there were enough signs that the market had reached a bottom in April. In this environment, equity investors had a clear preference for value stocks, and technology remained the most volatile sector. The NASDAQ Composite dropped 37.20% in the six-month period that ended in April, while the S&P 500 fell 12.07%. However, not all benchmarks fared quite that poorly, as the Dow Jones Industrials fell 2.15%, the S&P Midcap Index dipped 1.40%, and Russell 2000 Index slid 1.77%.

Foreign Markets: It was a difficult six months for most of the major equity markets. Led by a fall in technology and telecom shares several markets experienced sharp declines. Swedish shares declined 25%, Canadian equities dropped 20% and Finnish shares fell 17%. A few smaller markets with low representation in technology and telecom shares enjoyed positive returns. New Zealand and Austria were among the better performing markets with returns of 21% and 13% respectively for the six-month period ended April 30, 2001. As stock prices declined bond yields declined as investors feared a looming recession. As a result government bonds outperformed stocks. Global growth continues to slow particularly in areas such as manufacturing and technology. European economies continue to weaken as the main engine, Germany, seems headed for zero growth. Due to rising inflation the European Central bank has been slow to cut interest rates. On a positive note the European economies did not experience the same degree of over investment in technology as the U.S., as a result the economic downturn may be more muted. The Japanese economy remains mired in economic quick sand. Until real reform is implemented the outlook is unlikely to improve. The recent election by the Liberal Democratic Party of a potentially reform minded prime minister is providing investors with cautious optimism. Japan offers an excellent long term opportunity if both the private and public sector can implement serious restructuring and reform. Finally, returns on foreign shares have been hindered by the strong U.S. dollar. The Euro declined 5% and the Yen 13% over the last six months. The Euro seems particularly attractive and could give European equity returns an extra boost over the longer term.

Performance: For the six-month period ended April 30, 2001 the Fund's Class Q shares provided a total return of -20.92%. The Morgan Stanley Capital International World Index returned -10.3% for the same period. According to Morningstar, the average return for the world stock category was -11.7%.

U.S. Market: The domestic portion of the Fund exited calendar 2000 in a more defensive position, as technology had been pared back in favor of healthcare, consumer staples, and some select utility stocks. However, as the technology sector valuations pulled back to bargain levels, we became more aggressive and added to companies that had management teams that had a track record of managing through an economic slowdown, an improving business model, and an attractive valuation. The Fund's strategy of investing in growth stocks was out of favor for most of the last six months, but the more aggressive repositioning of the portfolio showed positive results in April, which we anticipate will continue through the second half of 2001 as the economy recovers.

Foreign Markets: After significant outperformance of defensive shares many of these stocks are no longer attractive. Positions in consumer nondurables have been pared back to a neutral weighting. Conversely, after a major decline in telecom shares attractive valuations have reappeared. New additions to the Fund include France Telecom and China Mobile. Selected technology shares such as Marconi in the UK have also been purchased. The Japanese weighting has risen to 19% as the odds of economic reform improve. This weighting will continue to rise if the government delivers on its reform promises. Bank shares remain an underweight as most are relatively expensive and a global economic slowdown is likely to produce a rise in loan losses.

Portfolio
Managers' Report                                  PILGRIM WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------

Market Outlook:

U.S. Market: The month of April gave some evidence to our belief that the higher end of the growth market was close to a bottom. We still believe that the current economic decline is distinct from the last two recessions of 1980-81 and 1990-1991 in that this slowdown was not caused by structural imbalances. Rather, this slowdown was caused by a decline in capital spending, centered largely around technology. Technology spending has been slowing for close to a year in the wake of the "Y2K" boom and the Internet boom and bust, and incremental data suggest that these excesses have largely been wrung out of the system. Although we entered the current economic slowdown with unprecedented speed, the aggressive rate cuts by the Federal Reserve and the lack of excess inventory in the system could imply a more rapid recovery than in the past.

Unless the current economic slowdown stretches beyond the end of 2001, we believe that we are very close to the bottom -- if not beyond it. Some parts of the market, in particular technology, had priced in significantly lower growth for several years, and if the recovery plays out over the second half of the year, then the market will continue its recent good performance. We believe that this market is more similar to the 1990-1991 time frame than the 1994-1995 or 1998 corrections; the values seen at the bottom in the 1990-1991 bear market turned out to be the lows for the decade on many stocks. Thus, we are taking advantage of market volatility to initiate or add to positions in high quality growth companies. Our focus is on companies who can deliver above-average earnings growth in 2002 and beyond, and we are particularly focused on those companies who we believe are improving their business models through this downturn and have significant improvement in profitability ahead of them.

Foreign Markets: The international investment landscape continues to improve. Japanese equities offer great potential if new prime minister Junichiro Koizumi can deliver on his reform promises. Japanese stocks are cheap providing companies can restructure and improve their return on capital. European equities will continue to benefit from positive long term trends such as corporate restructuring and economic globalization. If European economies continue to weaken, the European Central bank is likely to shift to a stimulative policy. The main global risk is probably the U.S. economy. Consumers continue to support the economy despite rising unemployment and a low savings rate. It seems unlikely that unemployment can keep rising sharply without consumption slowing sharply.

                           Average Annual Total Returns for the periods
                                       ended April 30, 2001
                           --------------------------------------------
                                                        Since Inception
                                                           of Class Q
                              1 Year        5 Year          8/31/95
                              ------        ------          -------
Class Q                      -30.52%        15.99%          16.49%
MSCI World Index             -16.36%         8.72%          10.30%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of Pilgrim Worldwide Growth Fund against the MSCI World Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Adviser has contractually agreed to waive or defer its management fee and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no deferral to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This letter contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 09/01/95.

Principal Risk Factor(s): Price volatility and other risks that accompany an investment in growth-oriented foreign equities. Sensitive to currency exchange rates, international political and economic conditions and other risks that affect foreign securities. The Fund may also invest in small and medium sized companies, which may be more susceptible to price volatility than larger companies. Risks of foreign investing are generally intensified for investments in emerging markets.

                 See accompanying index descriptions on page 14.

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International
Equity Funds
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                                                                       Portfolio
PILGRIM INTERNATIONAL VALUE FUND                                Managers' Report
--------------------------------------------------------------------------------

Portfolio Management Team: Charles Brandes, CFA, Managing Partner; Jeff Busby, CFA, Managing Partner; Brandes Investment Partners, L.P.

Goal: The Pilgrim International Value Fund (the "Fund") seeks to maximize long-term capital appreciation by investing primarily in non-U.S. companies with market capitalizations greater than $1 billion. The Fund may hold up to 25% of its assets in companies with smaller market capitalizations.

Market Overview: For much of the six-month period, international equities struggled amid worries over economic sluggishness, prospects for declining corporate profits, tumbling technology stocks, and rising oil prices. Between November 2000 and March 2001, the MSCI EAFE Index fell 14.5%. During the fourth quarter of 2000, oil prices jumped to a 10-year high, raising concerns that higher prices for crude would crimp economic growth. While oil prices jumped, the Euro hit new lows against the U.S. dollar before gaining some ground in December.

In Japan, the yen fell to a nine-month low against the dollar in the fourth quarter. Worries over the stability of the banking system also weighed on investor resolve. The Nikkei Index sunk to a 16-year low during the first quarter before rebounding late in March amid reports of more accommodating stance by the central bank and new pledges to shore up the nation's banks.

Late in the period, the U.S. Federal Reserve Board's aggressive interest-rate cuts contributed to a rally among technology and telecom stocks and improved investor sentiment in Japan, lifting returns for overseas stocks. The MSCI EAFE Index gained 7.0% in April, trimming its loss during the period to 8.7%.

Higher oil prices had their greatest negative influence on emerging markets, where many countries are net importers of oil. In addition, because many emerging nations derive a high percentage of GDP from exports, the prospect of weaker global demand resulting from higher oil costs weighed on investor confidence. The MSCI EMF Index fell 8.4% in the period.

Performance: The fund's holdings proved less vulnerable to the variety of factors cited above that dragged share prices for the broader international market lower in the period. In fact, despite a difficult environment, the fund's Class Q shares advanced 1.12% in the period. The MSCI EAFE Index gained 7.0% in April, trimming its loss during the period to 7.86%.

Portfolio Specifics: Among the greatest contributors to the Fund's modest advance were gains among holdings in the United Kingdom and within the beverages & tobacco industry. The best-performing U.K. holdings were Marks & Spencer (merchandising), British American Tobacco (beverages & tobacco), and Diageo (beverages & tobacco).

Declining prices for holdings in Japan and the telecommunications and electrical and electronics industries proved the greatest detriment to overall results in the period. Among the weakest-performing holdings were Alcatel (France - electrical & electronics) and telecom companies such as Telefonos de Mexico (Mexico) and British Telecom (United Kingdom).

Among the best-performing holdings during the period were Sun Life Financial (Canada -- insurance), Alcatel Alsthom (France -- electrical & electronics), and British American Tobacco (United Kingdom -- beverages & tobacco).

The Fund's country and industry weightings changed little during the period. Using weakness in Japan and within the telecom industry as a buying opportunity, we added selectively to existing positions or made new purchases here, increasing the Fund's exposure slightly in both areas.

Market Outlook: Despite volatility in overseas equity markets, we remain optimistic in our outlook for international investing. We are confident that commitment to our strict investment discipline will continue to lead us to promising opportunities.

Amid the challenges presented by slowing economic growth globally, we believe investors may continue to favor companies whose shares trade at attractive prices relative to the underlying value of the business. These are precisely the types of companies in which we tend to invest.

Portfolio
Managers' Report                                PILGRIM INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

                          Average Annual Total Returns
                      for the periods ended April 30, 2001
                      ------------------------------------
                                       Since Inception
                                          of Class Q
                          1 Year           01/24/00
                          ------           --------
Class Q                    6.75%             4.75%
MSCI EAFE Index          -16.05%           -12.29%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of Pilgrim International Value Fund against the MSCI EAFE Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower has there been no deferral to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This letter contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 02/01/00.

Principal Risk Factor(s): In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price volatility than those of larger companies. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. The risks of foreign investing are generally intensified for investing in emerging markets.

                 See accompanying index descriptions on page 14.

-------------
International
Equity Funds
-------------

                                                                       Portfolio
PILGRIM INTERNATIONAL FUND                                      Managers' Report
--------------------------------------------------------------------------------

Portfolio Management Team: Richard Saler, Portfolio Manager; Philip Schwartz, C.F.A., Portfolio Manager, ING Pilgrim Investments, LLC.

Goal: The Pilgrim International Fund (the "Fund") seeks to invest at least 65% of its assets in equity securities of issuers located in countries outside the U.S. The Fund generally invests at least 75% of its assets in common and preferred stocks,warrants and covertible securities. The Fund may invest in companies located in countries with emerging market securities when the portfolio managers believe they present attractive investment opportunities.

Investment Strategy: The portfolio managers primarily use "bottom up" fundamental analysis to identify stocks which they believe offer good value relative to their peers in the same industry,sector or region. They also use "top-down" analysis to identify important themes or issues which may affect the investment environment in regions or sectors, and to estimate regional market risks. The portfolio managers focus on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures.

Market Overview: It was a difficult six months for most of the major equity markets. Led by a fall in technology and telecom shares several markets experienced sharp declines. Swedish shares declined 25%, Canadian equities dropped 20% and Finnish shares fell 17%. A few smaller markets with low representation in technology and telecom shares enjoyed positive returns. New Zealand and Austria were among the better performing markets with returns of 21% and 13% respectively for the six-month period ending April 30, 2001. As stock prices declined bond yields declined as investors feared a looming recession. As a result government bonds outperformed stocks. Global growth continues to slow particularly in areas such as manufacturing and technology. European economies continue to weaken as the main engine, Germany, seems headed for zero growth. Due to rising inflation, the European Central bank has been slow to cut interest rates. On a positive note the European economies did not experience the same degree of overinvestment in technology as the U.S., as a result the economic downturn may be more muted. The Japanese economy remains mired in economic quick sand. Until real reform is implemented the outlook is unlikely to improve. The recent election by the Liberal Democratic Party of a potentially reform minded prime minister is providing investors with cautious optimism. Japan offers an excellent long term opportunity if both the private and public sector can implement serious restructuring and reform. Finally, returns on foreign shares have been hindered by the strong U.S. dollar. The Euro declined 5% and the Yen 13% over the last six months. The Euro seems particularly attractive and could give European equity returns an extra boost over the longer term.

Performance: For the period from inception (02/26/01) through April 30, 2001 the Fund's Class Q shares provided a total return of -1.31%. The Morgan Stanley Capital International EAFE provided a total return of -0.07% for the same period.

Portfolio Strategy: After significant outperformance of defensive shares many of these stocks are no longer attractive. Positions in consumer nondurables have been pared back to a neutral weighting. Conversely, after a major decline in telecom shares attractive valuations have reappeared. New additions to the fund include France Telecom and China Mobile. Selected technology shares such as Marconi in the UK have also been purchased. The Japanese weighting has risen to 19% as the odds of economic reform improve. This weighting will continue to rise if the government delivers on its reform promises. Bank shares remain an underweight as most are relatively expensive and a global economic slowdown is likely to produce a rise in loan losses.

Market Outlook: The international investment landscape continues to improve. Japanese equities offer great potential if new prime minister Junichiro Koizumi can deliver on his reform promises. Japanese stocks are cheap providing companies can restructure and improve their return on capital. European equities will continue to benefit from positive long term trends such as corporate restructuring and economic globalization. If European economies continue to weaken the European Central bank is likely to shift to a stimulative policy. The main global risk is probably the U.S. economy. Consumers continue to support the economy despite rising unemployment and a low savings rate. It seems unlikely that unemployment can keep rising sharply without consumption slowing sharply.

Portfolio
Managers' Report                                     PILGRIM INTERNATIONAL FUND
--------------------------------------------------------------------------------

                          Average Annual Total Returns for
                           the period ended April 30, 2001
                          --------------------------------
                                  Since Inception
                                    of Class Q
                                     02/26/00
                                     --------
Class Q                               -1.31%
MSCI EAFE Index                       -0.07%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of Pilgrim International Fund against the MSCI EAFE Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no deferral to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This letter contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 03/01/01.

Principal Risk Factor(s): In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price volatility than those of larger companies. Price volatility and other risks accompany an investment in growth-oriented foreign equities. Currency exchange rates, international political and economic conditions and other risks affect foreign securities. The risks of foreign investing are generally intensified for investing in emerging markets.

                 See accompanying index descriptions on page 14.

-------------
International
Equity Funds
-------------

PILGRIM INTERNATIONAL                                                  Portfolio
CORE GROWTH FUND                                                Managers' Report
--------------------------------------------------------------------------------

Portfolio Management Team: Richard Saler, Portfolio Manager; Philip Schwartz, C.F.A., Portfolio Manager, ING Pilgrim Investments, LLC.

Goal: The Pilgrim International Core Growth Fund (the "Fund") seeks to invest at least 65% of its assets in equity securities of issuers located in countries outside the U.S. The Fund generally invests at least 75% of its assets in common and preferred stocks,warrants and convertible securities. The Fund may invest in companies located in countries with emerging market securities when the portfolio managers believe they present attractive investment opportunities.

Investment Strategy: The portfolio managers primarily use "bottom up" fundamental analysis to identify stocks which they believe will have earnings growth faster than that of the markets in which they are based, for at least 65% of the fund's stock positions. They also use "top-down" analysis to identify important themes or issues which may affect the investment environment in the regions or sectors, and to estimate regional market risks. The portfolio managers focus on various factors, including valuation of the companies, catalysts to stock price appreciation, quality of management and financial measures.

Market Overview: It was a difficult six months for most of the major equity markets. Led by a fall in technology and telecom shares several markets experienced sharp declines. Swedish shares declined 25%, Canadian equities dropped 20% and Finnish shares fell 17%. A few smaller markets with low representation in technology and telecom shares enjoyed positive returns. New Zealand and Austria were among the better performing markets with returns of 21% and 13% respectively for the six-month period ending April 30,2001. As stock prices declined bond yields declined as investors feared a looming recession. As a result government bonds outperformed stocks. Global growth continues to slow particularly in areas such as manufacturing and technology. European economies continue to weaken as the main engine, Germany, seems headed for zero growth. Due to rising inflation the European Central bank has been slow to cut interest rates. On a positive note the European economies did not experience the same degree of overinvestment in technology as the U.S., as a result the economic downturn may be more muted. The Japanese economy remains mired in economic quick sand. Until real reform is implemented the outlook is unlikely to improve. The recent election by the Liberal Democratic Party of a potentially reform minded prime minister is providing investors with cautious optimism. Japan offers an excellent long term opportunity if both the private and public sector can implement serious restructuring and reform. Finally, returns on foreign shares have been hindered by the strong U.S. dollar. The Euro declined 5% and the Yen 13% over the last six months. The Euro seems particularly attractive and could give European equity returns an extra boost over the longer term.

Performance: For the six-month period ended April 30, 2001 the Fund's Class Q shares provided a total return of -10.80%. The Morgan Stanley Capital International EAFE index returned -7.86% for the same period. According to Morningstar the average return for the Foreign Stock category was -10.4%.

Portfolio Strategy: After significant outperformance of defensive shares many of these stocks are no longer attractive. Positions in consumer nondurables have been pared back to a neutral weighting. Conversely, after a major decline in telecom shares attractive valuations have reappeared. New additions to the Fund include France Telecom and China Mobile. Selected technology shares such as Marconi in the UK have also been purchased. The Japanese weighting has risen to 19% as the odds of economic reform improve. This weighting will continue to rise if the government delivers on its reform promises. Bank shares remain an underweight as most are relatively expensive and a global economic slowdown is likely to produce a rise in loan losses.

Market Outlook: The international investment landscape continues to improve. Japanese equities offer great potential if new Prime Minister Junichiro Koizumi can deliver on his reform promises. Japanese stocks are cheap providing companies can restructure and improve their return on capital. European equities will continue to benefit from positive long term trends such as corporate restructuring and economic globalization. If European economies continue to weaken the European Central bank is likely to shift to a stimulative policy. The main global risk is probably the U.S. economy. Consumers continue to support the economy despite rising unemployment and a low savings rate. Can this continue if unemployment continues to accelerate?

Portfolio                                                  PILGRIM INTERNATIONAL
Managers' Report                                                CORE GROWTH FUND
--------------------------------------------------------------------------------

                          Average Annual Total Returns
                       for the periods ended April 30, 2001
                       ------------------------------------
                                          Since Inception
                             1 Year          02/28/97
                             ------          --------
Class Q                     -22.43%           12.62%
MSCI EAFE Index             -16.05%            5.84%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of Pilgrim International Core Growth Fund against the MSCI EAFE Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Adviser has contractually agreed to waive or defer its management fee and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no deferral to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This letter contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 03/01/97.

Principal Risk Factor(s): Price volatility and other risks that accompany an investment in growth-oriented foreign equities. Currency exchange rates, international, political and economic conditions and other risks affect foreign securities. Risks of foreign investing are generally intensified for investments in emerging markets.

                 See accompanying index descriptions on page 14.

-------------
International
Equity Funds
-------------

PILGRIM INTERNATIONAL                                                  Portfolio
SMALLCAP GROWTH FUND                                            Managers' Report
--------------------------------------------------------------------------------

Portfolio Management Team: Randall S. Kahn, Portfolio Manager, Loretta J. Morris, Portfolio Manager, Catherine Somhegyi Nicholas, Chief Investment Officer, Nicholas-Applegate Capital Management.

Goal: The Pilgrim International SmallCap Growth Fund (the "Fund") seeks to maximize long-term capital appreciation through investments in small-capitalization, non-US securities. The Fund may invest up to 35% of its total assets in U.S. issuers.

Market Overview: After ticking up slightly early in 2000, stock prices in developed non-US markets tumbled in February and March, only to recover again in April. This volatility was triggered by many of the same themes troubling US investors, most notably worries about slowing global economic growth and a deceleration in corporate profitability. Negative news from many of Europe's technology and telecommunications companies weighed on investor sentiment, as did the rapid deceleration in US GDP growth. Against a backdrop of looser monetary policy, the European Central Bank opted to hold firm on interest rates at its policy meeting in April due to concerns over resurgent inflation and absent any signs that regional growth is waning.

During the early months of the reporting period, Japanese equities were negatively impacted by political uncertainty over the fate of Prime Minister Mori and concerns about the state of the domestic and US economies. However, improved investor confidence resulting from the installation of new Prime Minister Junichiro Koizumi helped lift stock market returns later in the period. Recent efforts by the government to kick-start growth by reverting to a zero interest rate policy and addressing banking sector problems also supported Japanese stocks.

Performance: For the six-month period ended April 30, 2001 the Fund's Class Q Shares provided a total return of -18.88% compared to the Salomon EPAC EMI (Europe, Pacific Australasia Composite Extended Market Index), which returned -4.43% for the same period.

Portfolio Specifics: The reporting period saw a continuation of the major downward trend in stock prices, particularly among technology equities. In both Europe and developed Asia, the so-called "TMT" (technology, media and telecommunications) stocks were hard-hit by global economic slowdown, high debt levels and sharply reduced corporate spending on capital equipment.

In response, the portfolio management team sharply reduced exposure to the technology sector. Holdings in technology issues fell from 33.98% on October 31, 2000, to 13.11% on April 30, 2001. Instead, assets were shifted to energy, commercial/industrial and producers/ manufacturing companies as we identified more attractive opportunities in these areas. Energy holdings rose from 10.68% at the beginning of the period to 15.99% at the end. Meanwhile, commercial/industrial stocks climbed from 7.56% to 12.46% and producers/manufacturing firms increased from 10.14% to 14.18%. On April 30, 2001, the Fund was significantly overweight in the energy sector and underweight in financial services and producers/ manufacturing stocks.

On a country basis, the uncertain outlook in Japan led us to shift assets from Japan early in the period, then purchase Japanese equities again as the environment improved. Holdings were also trimmed in Germany, which fell from 13.10% to 7.32% of the portfolio during the reporting period. By contrast, the weighting of United Kingdom stocks nearly doubled from 9.76% of the portfolio as of November 1, 2000, to 18.16% as of April 30, 2001. Strong fundamentals and easing by England's central bank prompted this shift. As of April 30, 2001, the Fund was underweight UK and Japanese equities and overweight in Norway and Denmark.

Market Outlook: Through April 30, 2001, central banks worldwide had reduced interest rates more than 40 times, and we expect additional rate reductions in the coming months. Looser monetary policy bodes well for prices of non-US, small-cap stocks. Along with lower interest rates, tax cuts in eight European countries should boost economic growth and companies' earnings prospects. In Japan, deregulation is reshaping the telecommunications, transportation and financial services industries, and many firms there are implementing cost-cutting restructuring measures. Applying our proven investment philosophy and process centered on positive and sustainable change, we continue to find and invest in companies with what we believe are soild fundamentals.

Portfolio                                                  PILGRIM INTERNATIONAL
Managers' Report                                            SMALLCAP GROWTH FUND
--------------------------------------------------------------------------------

                                  Average Annual Total Returns
                               for the periods ended April 30, 2001
                               ------------------------------------
                                                    Since Inception
                                                       of Class Q
                               1 Year     5 Year        8/31/95
                               ------     ------        -------
Class Q                       -28.50%     21.33%         21.15%
Salomon EPAC EM Index         -10.95%      0.45%          2.78%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of Pilgrim International SmallCap Growth Fund against the Salomon EPAC EM Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Adviser has contractually agreed to waive or defer its management fee and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no deferral to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This letter contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 09/01/95.

Principal Risk Factor(s): In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price volatility than investing in larger companies. Price volatility and other risks accompany an investment in growth-oriented foreign equities. Currency exchange rates, international, political and economic conditions and other risks affect foreign securities. Risks of foreign investing are generally intensified for investments in emerging markets.

                 See accompanying index descriptions on page 14.

-------------
International
Equity Funds
-------------

                                                                       Portfolio
PILGRIM EMERGING COUNTRIES FUND                                 Managers' Report
--------------------------------------------------------------------------------

Portfolio Management Team: Richard Saler, Portfolio Manager; Philip Schwartz, Portfolio Manager; Jan Wim Derks, Portfolio Manager; Eric Anderson, Portfolio Manager; Bratin Sanyal, Portfolio Manager; ING Pilgrim Investments, LLC.

Goal: The Pilgrim Emerging Countries Fund (the "Fund") seeks to maximize long-term capital appreciation through investments in emerging markets securities.

Market Overview: The first calendar year of the new millennium proved to be a disappointing year for emerging markets equities. In 2000 the MSCI Emerging Markets Free Index was down by 31.8% in USD, lagging the world's developed markets, as represented by the MSCI World Index, which fell by 14.1%. After the stellar performance of emerging markets equities in 1999 (+66.6%) investors' hopes were high for 2000. A number of factors adversely affected the sentiment towards emerging markets equities. Firstly, technology index Nasdaq lost approximately 40% of its value, reducing investors' appetite for other risky assets like emerging markets. Secondly, oil prices reached high levels of over USD 30 per barrel not seen for a long time. Because many emerging countries by and large are big oil importers this potentially damages GDP growth. Thirdly, in the last quarter of 2000 we saw the first clear signs that the US economy was slowing down. Worries about a hard landing or even a recession started to be discounted by the equity markets. Since emerging markets are very much dependent on exports to the US, this also brought down estimates for economic growth in these countries. Lastly, some country specific problems hit the news in November 2000. In Turkey, a corruption scandal and huge outflows of foreign reserves raised doubts about the sustainability of the peg between the Turkish lira and the USD. In Argentina worries mounted that Argentina might not be able to service its debt obligations in 2001. In 2000 the Latin American region (-18.4%) outperformed Asia (-42.6%) and the group of emerging markets referred to as EMEA, standing for Europe, Middle East and Africa, fell by 23.4%. This can be explained by the low technology exposure of Latin America and the fact that the region is a net exporter of oil. Since the beginning of 2001 the picture has improved. During the first four months the MSCI Emerging Markets Free Index fell by just 1.8%. Over the same period the MSCI World Index is down by 6.8%. Four interest rate cuts of 50 basis points by the US Fed have brought back confidence that the economy will resume its long term sustainable growth rate of 3 to 4%. At the same time it increases global liquidity, which is another important driver of emerging markets equities. During the first four months of 2001 Latin America was up 2.0%, Asia was down 0.2% and EMEA was down by 12.1%. Within Latin America, Argentina remained the problem spot. New Economy Minister Cavallo has so far failed to regain the confidence of international investors that he will be able to make the economy grow again after three years of recession. In an attempt to avoid a default, the Argentine government is trying to stretch out debt payments due over the next three years. In Turkey new Economy Minister Kemal Dervis in April announced forthcoming financial support from the IMF after a political and financial crisis broke out in February. The Turkish lira initially lost approximately 35% of its value and has stabilized around those levels. The equity market rallied in April on the news of the additional IMF credit line. Malaysia and Chile announced the elimination of capital gains taxes to foreigners. As of May 31st, Greece officially is no longer considered an emerging country and will therefore be taken out of the MSCI Emerging Markets Free Index. Also the index has adopted a more free float oriented approach, which has caused small changes in the weights of this important emerging markets benchmark.

Performance: For the six-month period ended April 30, 2001, the Fund's Class Q Shares provided a total return of -12.85% compared to the MSCI Emerging Markets Free Index, which returned -7.26% for the same period.

Portfolio Specifics: During most of the reporting period we were substantially overweight in Latin America. Only in recent months have we decreased our overweight in Brazil as a result of possible spill-over effects from Argentina. Therefore our largest overweight in Latin America is now Mexico. Although the country is vulnerable to a slowdown in the US economy it is increasingly been seen as a safe haven and convergence play in terms of economic and financial integration with the US. We are underweight in the smaller countries in the Latin region like Argentina, Chile, Colombia, Peru and Venezuela. We have been underweight in Asia during most of the reporting period. Within Asia we were overweight in Korea and India and were neutral to underweight in Indonesia, Malaysia, Philippines and Thailand. In Taiwan we maintained a high beta portfolio of quality technology stocks. Recently we have increased our exposure to the domestic consumer sector in China on the back of strong first quarter 2001 GDP growth figures. Also we added to our positions in India, Thailand and Korea, bringing the underweight in Asia back to neutral. In EMEA we were neutral for most of the time. We gradually reduced our positions in Greece to zero. We maintained a neutral stance in Turkey during the

Portfolio
Managers' Report                                 PILGRIM EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

market turbulence of the last few months. We kept our overweights in Russia and Hungary and our underweight position in South Africa.

Market Outlook: Sentiment towards equities in general is still fragile. Global growth is still being revised downward by most economists and so are corporate earnings estimates by analysts. The IMF in its World Economic Outlook of April 2001 projects World growth to slow from 4.8% in 2000 to 3.2% in 2001. Growth expectations for the three big regions of the world economy are weak. Nevertheless, emerging economies are forecasted to grow by 5% on average in 2001. Historically emerging markets equities have done particularly well during periods of a global growth recovery and global monetary easing. With all major central banks in a monetary easing mode, at some point economic growth should resume. As soon as investors are willing to look across the valley to prospects for the next economic upturn, emerging markets equities will begin to perform. When and not if is the crucial question here.

A small proportion of the Fund is invested in developed markets. In this context, the landscape continues to improve. Japanese equities offer great potential if new Prime Minister Junichiro Koizumi can deliver on his reform promises. Japanese stocks are cheap providing companies can restructure and improve their return on capital. European equities will continue to benefit from potentially positive long term trends such as corporate restructuring and economic globalization.

                         Average Annual Total Returns for the periods
                                     ended April 30, 2001
                         --------------------------------------------
                                                      Since Inception
                                                         of Class Q
                            1 Year        5 Year          08/31/95
                            ------        ------          --------
Class Q                    -29.06%         1.29%            3.22%
MSCI EMF Index             -25.73%        -6.20%           -4.13%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of Pilgrim Emerging Countries Fund against the MSCI EMF Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Adviser has contractually agreed to waive or defer its management fees and to pay other operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no deferral to the Fund.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost.

This letter contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio manager, only through the end of the period as stated on the cover. The portfolio manager's views are subject to change at any time based on market and other conditions.

Portfolio holdings are subject to change daily.

(1) Since inception performance for the index is shown from 09/01/95.

Principal Risk Factor(s): Sensitive to currency exchange rates, international political and economic conditions and other risks that affect foreign securities. Risks of foreign investing are generally intensified for investments in emerging markets.

                 See accompanying index descriptions on page 14.

-------
Pilgrim
Funds
-------

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 Index is a widely recognized index of 500 common stocks.

The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders of their industry.

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ National Market & SmallCap stocks.

The Russell 2000 Index consists of the smallest 2000 companies in the Russell 3000 Index.

The MSCI EAFE Index consists of more than 1,400 securities in the U.S., Europe, Canada, Australia, New Zealand, and the Far East. It is a generally accepted index for major overseas markets.

The MSCI Emerging Markets Free (EMF) Index is comprised of companies representative of the market structure of 22 emerging countries in Europe, Latin America and the Pacific Rim Basin.

The MSCI World Index consists of more than 1,400 securities located in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

The Salomon EPAC Extended Market Index measures the performance of securities of smaller-capitalized companies in 22 countries excluding the U.S. and Canada.

                           All indices are unmanaged.
                 An investor cannot invest directly in an index.

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

-------------
International
Equity Funds
-------------

      STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                             Pilgrim          Pilgrim
                                            Worldwide      International       Pilgrim
                                             Growth            Value        International
                                              Fund              Fund            Fund
                                         --------------    --------------   --------------
ASSETS:
Investments in securities at value*      $  460,532,640    $2,394,319,156   $   52,082,845
Short-term investments at amortized
 cost                                        35,697,239                --        2,700,000
Cash                                                 --       108,341,041               --
Foreign currencies at value**                 1,502,038               819          314,479
Receivables:
  Investment securities sold                  8,602,040                --        2,861,945
  Fund shares sold                            2,257,174        17,543,382          297,725
  Dividends and interest                        930,047        18,130,047          201,818
  Other                                              --             4,431              199
Prepaid expenses                                180,336           325,858           64,236
Reimbursement due from manager                   27,802                --               --
                                         --------------    --------------   --------------
    Total assets                            509,729,316     2,538,664,734       58,523,247
                                         --------------    --------------   --------------
LIABILITIES:
Payable for investment securities
 purchased                                    9,190,327        32,748,346          896,857
Payable for fund shares redeemed              1,857,849        13,045,082          873,377
Payable to affiliates                           655,444         3,350,136           63,351
Payable to custodian                          1,853,749                --        1,561,077
Estimated tax liability on investments
 in India                                            --                --               --
Other accrued expenses and
 liabilities                                    144,389           487,179          172,764
                                         --------------    --------------   --------------
    Total liabilities                        13,701,758        49,630,743        3,567,426
                                         --------------    --------------   --------------
NET ASSETS                               $  496,027,558    $2,489,033,991   $   54,955,821
                                         ==============    ==============   ==============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                          $  596,370,074    $2,408,286,799   $   63,667,060
Undistributed net investment income
    (loss)                                   (3,099,453)        3,758,113          (57,331)
Accumulated net realized gain (loss)
 on investments and foreign
 currencies (net of foreign tax on
 the sale of Indian investments of $0,
 $0, $0, $0, $0 and
 $1,325,478, respectively--
 See Note 2)                                (86,280,458)       16,251,523       (6,984,598)
Net unrealized appreciation
 (depreciation) of investments and
 foreign currencies (net of estimated
 tax liability on investments in India
 of $0, $0, $0, $0, $0 and
 $182,352, respectively--
 See Note 2)                                (10,962,605)       60,737,556       (1,669,310)
                                         --------------    --------------   --------------
NET ASSETS                               $  496,027,558    $2,489,033,991   $   54,955,821
                                         ==============    ==============   ==============
* Cost of securities                     $  471,460,877    $2,333,372,723   $   53,744,359
** Cost of foreign currencies            $    1,509,139    $          819   $      315,940

                                            Pilgrim          Pilgrim
                                         International    International       Pilgrim
                                             Core           SmallCap         Emerging
                                            Growth           Growth          Countries
                                             Fund             Fund             Fund
                                         -------------    -------------    -------------
ASSETS:
Investments in securities at value*      $  56,458,452    $ 531,589,161    $ 187,157,738
Short-term investments at amortized
 cost                                        2,900,000               --        7,798,464
Cash                                                --       22,765,323               --
Foreign currencies at value**                  354,555               --        4,873,877
Receivables:
  Investment securities sold                 2,877,037        9,610,193               --
  Fund shares sold                           1,202,735        3,996,616        1,235,297
  Dividends and interest                       252,229        1,658,968        1,136,486
  Other                                        185,243          225,553          104,646
Prepaid expenses                                29,369           99,245          105,083
Reimbursement due from manager                      --               --               --
                                         -------------    -------------    -------------
    Total assets                            64,259,620      569,945,059      202,411,591
                                         -------------    -------------    -------------
LIABILITIES:
Payable for investment securities
 purchased                                   2,875,419       15,064,333               --
Payable for fund shares redeemed             1,286,499        7,790,469          257,684
Payable to affiliates                           92,976          655,564          188,489
Payable to custodian                           950,095               --        2,212,402
Estimated tax liability on investments
 in India                                           --               --        1,507,830
Other accrued expenses and
 liabilities                                    93,966          284,604        1,093,428
                                         -------------    -------------    -------------
    Total liabilities                        5,298,955       23,794,970        5,259,833
                                         -------------    -------------    -------------
NET ASSETS                               $  58,960,665    $ 546,150,089    $ 197,151,758
                                         =============    =============    =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                          $  64,455,418    $ 665,742,979    $ 279,633,362
Undistributed net investment income
    (loss)                                    (858,400)      (7,981,843)         247,771
Accumulated net realized gain (loss)
 on investments and foreign
 currencies (net of foreign tax on
 the sale of Indian investments of $0,
 $0, $0, $0, $0 and
 $1,325,478, respectively--
 See Note 2)                                (4,178,941)    (118,950,905)     (59,930,099)
Net unrealized appreciation
 (depreciation) of investments and
 foreign currencies (net of estimated
 tax liability on investments in India
 of $0, $0, $0, $0, $0 and
 $182,352, respectively--
 See Note 2)                                  (457,412)       7,339,858      (22,799,276)
                                         -------------    -------------    -------------
NET ASSETS                               $  58,960,665    $ 546,150,089    $ 197,151,758
                                         =============    =============    =============
* Cost of securities                     $  56,902,608    $ 524,223,208    $ 209,668,441
** Cost of foreign currencies            $     356,228    $          --    $   4,880,885

                 See Accompanying Notes to Financial Statements

      STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          Pilgrim         Pilgrim
                                       Pilgrim          Pilgrim                        International   International      Pilgrim
                                      Worldwide      International       Pilgrim           Core          SmallCap        Emerging
                                        Growth           Value         International      Growth          Growth         Countries
                                         Fund            Fund              Fund            Fund            Fund            Fund
                                     ------------    --------------    ------------    ------------    ------------    ------------
Class A:
  Net assets                         $209,600,511    $1,295,522,036    $ 50,923,012    $ 14,574,268    $203,830,649    $108,049,558
  Shares authorized                     unlimited         unlimited     100,000,000       unlimited       unlimited       unlimited
  Par value                          $       0.00    $         0.01    $      0.001    $       0.00    $       0.00    $       0.00
  Shares outstanding                   10,513,918        87,451,308       5,209,070         842,455       7,552,123       7,591,050
  Net asset value and redemption
   price per share                   $      19.94    $        14.81    $       9.78    $      17.30    $      26.99    $      14.23
  Maximum offering price per
   share (5.75%)(1)                  $      21.15    $        15.72    $      10.37    $      18.36    $      28.64    $      15.10
Class B:
  Net assets                         $100,342,061    $  479,537,136    $  2,288,304    $ 15,854,193    $101,393,841    $ 20,712,927
  Shares authorized                     unlimited         unlimited     100,000,000       unlimited       unlimited       unlimited
  Par value                          $       0.00    $         0.01    $      0.001    $       0.00    $       0.00            0.00
  Shares outstanding                    4,508,373        32,780,773         235,105         916,313       3,551,321       1,459,248
  Net asset value and redemption
   price per share(2)                $      22.26    $        14.63    $       9.73    $      17.30    $      28.55    $      14.19
  Maximum offering price per
   share                             $      22.26    $        14.63    $       9.73    $      17.30    $      28.55    $      14.19
Class C:
  Net assets                         $157,943,708    $  682,541,926    $  1,735,323    $ 19,225,502    $ 99,758,508    $ 20,111,235
  Shares authorized                     unlimited         unlimited      50,000,000       unlimited       unlimited       unlimited
  Par value                          $       0.00    $         0.01    $      0.001    $       0.00    $       0.00            0.00
  Shares outstanding                    7,978,710        46,761,377         178,412       1,107,870       3,810,631       1,469,192
  Net asset value and redemption
   price per share(2)                $      19.80    $        14.60    $       9.73    $      17.35    $      26.18    $      13.69
  Maximum offering price per
   share                             $      19.80    $        14.60    $       9.73    $      17.35    $      26.18    $      13.69
Class Q:
  Net assets                         $ 28,141,278    $   31,432,893    $      9,182    $  9,306,702    $141,167,091    $ 48,278,038
  Shares authorized                     unlimited         unlimited      50,000,000       unlimited       unlimited       unlimited
  Par value                          $       0.00    $         0.01    $      0.001    $       0.00    $       0.00            0.00
  Shares outstanding                    1,223,130         2,119,947             941         516,469       4,941,258       3,299,817
  Net asset value and redemption
   price per share                   $      23.01    $        14.83    $       9.76    $      18.02    $      28.57    $      14.63
  Maximum offering price per
   share                             $      23.01    $        14.83    $       9.76    $      18.02    $      28.57    $      14.63

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

-------------
International
Equity Funds
-------------

                      STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                                       Pilgrim Worldwide Growth Fund            Pilgrim International Value Fund
                                              -----------------------------------------------   --------------------------------
                                                  Six              Four             Year             Six              Year
                                              Months Ended     Months Ended        Ended         Months Ended        Ended
                                                April 30,       October 31,       June 30,         April 30,       October 31,
                                                  2001             2000             2000             2001             2000
                                              -------------    -------------    -------------    -------------    -------------
INVESTMENT INCOME:
Dividends (net of foreign taxes)              $   1,874,767    $   1,232,902    $   2,256,981    $  24,666,250    $  40,782,003
Interest                                          1,428,021          772,158        1,470,882        1,982,716        3,610,484
                                              -------------    -------------    -------------    -------------    -------------
  Total investment income                         3,302,788        2,005,060        3,727,863       26,648,966       44,392,487
                                              -------------    -------------    -------------    -------------    -------------
EXPENSES:
Investment advisory and management fees           2,643,412        2,199,958        4,327,642       11,239,631       15,936,553
Distibution and service fees:
  Class A                                           379,831          296,248          519,397        1,692,578        2,119,691
  Class B                                           539,924          451,319          776,845        2,267,100        3,859,074
  Class C                                           873,913          791,255        1,765,308        3,191,258        4,868,323
  Class Q                                            41,658           42,066           94,789           34,940           35,847
Transfer agent fees and expenses                    525,946          320,899          628,483          935,291        1,593,655
Administrative service fees                          13,937               --               --        1,427,583        1,755,565
Custodian and fund accounting expenses              225,797          156,540          348,012          362,000        1,318,066
Printing and postage expenses                       226,627           54,489          160,859          612,270          159,365
Registration fees                                   117,203           34,569           43,713           18,100          356,967
Professional fees                                   136,548           13,284           51,263          144,800           98,014
Trustee expenses                                      9,050            6,150           18,000            5,430           41,980
Merger expenses                                      56,074               --               --               --               --
Miscellaneous expenses                               18,093           25,996          133,553            5,430           33,498
                                              -------------    -------------    -------------    -------------    -------------
                                                  5,808,013        4,392,773        8,867,864       21,936,411       32,176,598
Less:
  Waived and reimbursed
   fees/(recoupment)                                     --          (25,414)              --               --               --
                                              -------------    -------------    -------------    -------------    -------------
  Total expenses                                  5,808,013        4,418,187        8,867,864       21,936,411       32,176,598
                                              -------------    -------------    -------------    -------------    -------------
Net investment income (loss)                  $  (2,505,225)   $  (2,413,127)   $  (5,140,001)   $   4,712,555    $  12,215,889
                                              -------------    -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments       $ (67,996,649)   $  (1,077,591)   $  32,664,018    $  16,095,098    $ 239,567,326
Net realized loss on foreign currencies          (5,714,703)      (3,632,015)      (1,744,754)         (53,210)        (910,801)
Net change in unrealized appreciation
 (depreciation) of investments and foreign
 currencies                                     (57,438,010)     (78,001,428)      91,792,764       (2,404,284)     (41,147,980)
                                              -------------    -------------    -------------    -------------    -------------
  Net realized and unrealized gain (loss)
   on investments and foreign currencies       (131,149,362)     (82,711,034)     122,712,028       13,637,604      197,508,545
                                              -------------    -------------    -------------    -------------    -------------
Increase (decrease) in net assets resulting
 from operations                              $(133,654,587)   $ (85,124,161)   $ 117,572,027    $  18,350,159    $ 209,724,434
                                              =============    =============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

-------------
International
Equity Funds
------------

                      STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                               Pilgrim International Fund        Pilgrim International Core Growth Fund
                                              ----------------------------    --------------------------------------------
                                                  Six             Ten             Six             Four            Year
                                              Months Ended    Months Ended    Months Ended    Months Ended       Ended
                                                April 30,      October 31,      April 30,      October 31,      June 30,
                                                  2001            2000            2001            2000            2000
                                              ------------    ------------    ------------    ------------    ------------
INVESTMENT INCOME:
Dividends (net of foreign taxes)              $    272,881    $    339,999    $    299,390    $    297,428    $    499,020
Interest                                            81,774         117,417         134,978          68,680         205,365
                                              ------------    ------------    ------------    ------------    ------------
  Total investment income                          354,655         457,416         434,368         366,108         704,385
                                              ------------    ------------    ------------    ------------    ------------
EXPENSES:
Investment advisory and management fees            178,960         228,277         327,709         288,517         698,942
Distibution and service fees:
  Class A                                           43,550          24,640          29,308          26,372          66,973
  Class B                                            4,346              38          84,713          70,469         176,856
  Class C                                            3,665              56         105,003          89,573         198,628
  Class Q                                               --              --          13,537          13,294          36,603
Transfer agent fees and expenses                    34,002          21,910          72,148          58,126         168,428
Administrative service fees                         19,706          21,803           5,611              --              --
Custodian and fund accounting expenses              20,996          50,865         101,179          72,758         194,978
Printing and postage expenses                        2,534           9,559          11,222          11,439          28,436
Registration fees                                   34,598          18,555          28,454          11,737          78,072
Professional fees                                    3,620          24,777           4,525           3,075          11,733
Trustee expenses                                     1,810         100,827           2,534           1,722           5,000
Merger expenses                                     17,218              --              --              --              --
Miscellaneous expenses                               1,903           8,432           2,302           2,105          55,204
                                              ------------    ------------    ------------    ------------    ------------
                                                   366,908         509,739         788,245         649,187       1,719,855
Less:
  Waived and reimbursed fees                            --              --          50,175          41,295         212,567
                                              ------------    ------------    ------------    ------------    ------------
  Total expenses                                   366,908         509,739         738,070         607,892       1,507,288
                                              ------------    ------------    ------------    ------------    ------------
Net investment loss                           $    (12,253)   $    (52,323)   $   (303,702)   $   (241,784)   $   (802,903)
                                              ------------    ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments       $ (5,317,155)   $  2,619,862    $ (2,512,137)   $    923,712    $  8,378,791
Net realized loss on foreign currencies         (1,684,921)        (53,626)     (1,701,546)     (1,359,550)       (485,310)
Net change in unrealized appreciation
 (depreciation) of investments and foreign
 currencies                                       (852,034)     (5,596,890)     (2,784,278)    (10,007,118)      7,236,744
                                              ------------    ------------    ------------    ------------    ------------
  Net realized and unrealized gain (loss)
   on investments and foreign currencies        (7,854,110)     (3,030,654)     (6,997,961)    (10,442,956)     15,130,225
                                              ------------    ------------    ------------    ------------    ------------
Increase (decrease) in net assets resulting
 from operations                              $ (7,866,363)   $ (3,082,977)   $ (7,301,663)   $(10,684,740)   $ 14,327,322
                                              ============    ============    ============    ============    ============

                 See Accompanying Notes to Financial Statements

-------------
International
Equity Funds
-------------

                      STATEMENTS OF OPERATIONS (Unaudited)
--------------------------------------------------------------------------------

                                            Pilgrim International SmallCap Growth Fund
                                          -----------------------------------------------
                                              Six              Four             Year
                                          Months Ended     Months Ended        Ended
                                            April 30,       October 31,       June 30,
                                              2001             2000             2000
                                          -------------    -------------    -------------
INVESTMENT INCOME:
Dividends (net of foreign taxes)          $   3,239,561    $     798,529    $   1,791,777
Interest                                      1,279,605        1,298,101        2,145,159
                                          -------------    -------------    -------------
  Total investment income                     4,519,166        2,096,630        3,936,936
                                          -------------    -------------    -------------
EXPENSES:
Investment advisory and management
 fees                                         2,954,605        2,362,535        4,285,711
Distibution and service fees:
  Class A                                       401,218          330,792          565,670
  Class B                                       555,653          453,253          806,062
  Class C                                       564,165          486,408          808,195
  Class Q                                       185,310          138,277          296,473
Transfer agent fees and expenses                484,746          319,534          561,375
Administrative service fees                      21,720               --               --
Custodian and fund accounting
 expenses                                       344,443          234,069          494,344
Printing and postage expenses                    65,522           79,286          167,665
Registration fees                               108,847           46,499           83,587
Professional fees                                16,109          120,947           54,085
Trustee expenses                                 17,919           12,177           34,991
Merger expenses                                      --               --               --
Miscellaneous expenses                            7,582           29,142           43,176
                                          -------------    -------------    -------------
                                              5,727,839        4,612,919        8,201,334
Less:
  Waived and reimbursed
   fees/(recoupment)                                 --          (15,793)              --
                                          -------------    -------------    -------------
  Total expenses                              5,727,839        4,628,712        8,201,334
                                          -------------    -------------    -------------
Net investment income (loss)              $  (1,208,673)   $  (2,532,082)   $  (4,264,398)
                                          -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on investments   $ (88,170,111)   $  (4,911,433)   $  60,928,025
Net realized loss on foreign currencies     (17,806,753)      (8,476,248)      (2,124,426)
Net change in unrealized appreciation
 (depreciation) of investments and
 foreign currencies                         (20,751,996)     (73,243,053)      73,844,281
                                          -------------    -------------    -------------
  Net realized and unrealized gain
   (loss) on investments and foreign
   currencies                              (126,728,860)     (86,630,734)     132,647,880
                                          -------------    -------------    -------------
Increase (decrease) in net assets
 resulting from operations                $(127,937,533)   $ (89,162,816)   $ 128,383,482
                                          =============    =============    =============

                                                Pilgrim Emerging Countries Fund
                                          --------------------------------------------
                                              Six             Four            Year
                                          Months Ended    Months Ended       Ended
                                            April 30,      October 31,      June 30,
                                              2001            2000            2000
                                          ------------    ------------    ------------
INVESTMENT INCOME:
Dividends (net of foreign taxes)          $  1,934,235    $    679,961    $  1,758,417
Interest                                        75,465         175,362         283,787
                                          ------------    ------------    ------------
  Total investment income                    2,009,700         855,323       2,042,204
                                          ------------    ------------    ------------
EXPENSES:
Investment advisory and management
 fees                                          927,414         969,468       2,773,339
Distibution and service fees:
  Class A                                       83,059          79,524         229,824
  Class B                                       96,348          90,642         299,848
  Class C                                       91,816          88,953         280,795
  Class Q                                       79,113          92,178         253,252
Transfer agent fees and expenses               120,761         131,281         517,621
Administrative service fees                      7,783              --              --
Custodian and fund accounting
 expenses                                      226,071         265,723         682,516
Printing and postage expenses                   43,078          34,563          81,878
Registration fees                               28,476          15,170          77,620
Professional fees                               18,281          12,423          39,069
Trustee expenses                                 7,421           5,043          15,000
Merger expenses                                 38,724              --              --
Miscellaneous expenses                          13,826         195,725          89,734
                                          ------------    ------------    ------------
                                             1,782,171       1,980,693       5,340,496
Less:
  Waived and reimbursed
   fees/(recoupment)                            78,389         100,513         346,154
                                          ------------    ------------    ------------
  Total expenses                             1,703,782       1,880,180       4,994,342
                                          ------------    ------------    ------------
Net investment income (loss)              $    305,918    $ (1,024,857)   $ (2,952,138)
                                          ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on investments   $ (9,602,918)   $(10,974,819)   $ 39,798,714
Net realized loss on foreign currencies     (1,198,781)     (1,941,282)       (303,058)
Net change in unrealized appreciation
 (depreciation) of investments and
 foreign currencies                        (28,522,240)    (33,354,364)     (3,851,223)
                                          ------------    ------------    ------------
  Net realized and unrealized gain
   (loss) on investments and foreign
   currencies                              (39,323,939)    (46,270,465)     35,644,433
                                          ------------    ------------    ------------
Increase (decrease) in net assets
 resulting from operations                $(39,018,021)   $(47,295,322)   $ 32,692,295
                                          ============    ============    ============

                 See Accompanying Notes to Financial Statements

-------------
International
Equity Funds
-------------

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                                       Pilgrim Worldwide Growth Fund
                                                      ---------------------------------------------------------------
                                                           Six             Four             Year            Three
                                                      Months Ended     Months Ended        Ended         Months Ended
                                                        April 30,       October 31,       June 30,         June 30,
                                                          2001             2000             2000             1999
                                                      -------------    -------------    -------------    -------------
FROM OPERATIONS:
Net investment income (loss)                          $  (2,505,225)   $  (2,413,127)   $  (5,140,001)   $    (238,891)
Net realized gain (loss) on investments and foreign
 currencies                                             (73,711,352)      (4,709,606)      30,919,264        4,825,170
Net change in unrealized appreciation
 (depreciation) of investments and foreign
 currencies                                             (57,438,010)     (78,001,428)      91,792,764       20,367,556
                                                      -------------    -------------    -------------    -------------
  Increase (decrease) in net assets resulting from
   operations                                          (133,654,587)     (85,124,161)     117,572,027       24,953,835
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                        --               --               --               --
  Class B                                                        --               --               --               --
  Class C                                                        --               --               --               --
  Class Q                                                        --               --               --               --
Net realized gain from investments                      (25,388,535)              --      (37,665,102)              --
                                                      -------------    -------------    -------------    -------------
  Total distributions                                   (25,388,535)              --      (37,665,102)              --
                                                      -------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                        235,886,447      187,453,816      664,789,596       53,831,659
Net asset value of shares issued to shareholders in
 reinvestment of dividends                               13,156,441               --       33,052,649               --
Net assets received in connection with
 reorganization (Note 14)                                55,730,423               --               --               --
                                                      -------------    -------------    -------------    -------------
                                                        304,773,311      187,453,816      697,842,245       53,831,659
Cost of shares redeemed                                (281,593,462)    (130,618,094)    (337,872,684)    (106,485,390)(1)
                                                      -------------    -------------    -------------    -------------
Net increase (decrease) in net assets derived from
 capital share transactions                              23,179,849       56,835,722      359,969,561      (52,653,731)
                                                      -------------    -------------    -------------    -------------
Net increase (decrease) in net assets                  (135,863,273)     (28,288,439)     439,876,486      (27,699,896)
NET ASSETS:
Beginning of period                                     631,890,831      660,179,270      220,302,784      248,002,680
                                                      -------------    -------------    -------------    -------------
End of period                                         $ 496,027,558    $ 631,890,831    $ 660,179,270    $ 220,302,784
                                                      =============    =============    =============    =============
Undistributed net investment income (loss)            $  (3,099,453)   $    (587,286)   $          --    $          --
                                                      =============    =============    =============    =============

                                                                 Pilgrim International Value Fund
                                                      -----------------------------------------------------
                                                            Six               Year               Year
                                                        Months Ended         Ended              Ended
                                                          April 30,        October 31,        October 31,
                                                           2001               2000               1999
                                                      ---------------    ---------------    ---------------
FROM OPERATIONS:
Net investment income (loss)                          $     4,712,555    $    12,215,889    $     3,580,736
Net realized gain (loss) on investments and foreign
 currencies                                                16,041,888        238,656,525         53,200,683
Net change in unrealized appreciation
 (depreciation) of investments and foreign
 currencies                                                (2,404,284)       (41,147,980)       128,073,707
                                                      ---------------    ---------------    ---------------
  Increase (decrease) in net assets resulting from
   operations                                              18,350,159        209,724,434        184,855,126
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                  (8,786,838)        (3,809,622)        (2,447,955)
  Class B                                                    (742,855)          (593,913)          (638,225)
  Class C                                                  (1,348,847)          (828,109)          (652,956)
  Class Q                                                    (219,484)                --                 --
Net realized gain from investments                       (238,927,590)       (53,012,739)       (28,295,922)
                                                      ---------------    ---------------    ---------------
  Total distributions                                    (250,025,614)       (58,244,383)       (32,035,058)
                                                      ---------------    ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                        1,286,172,586      1,843,922,647        765,122,980
Net asset value of shares issued to shareholders in
 reinvestment of dividends                                178,574,810         44,206,140         25,417,235
Net assets received in connection with
 reorganization (Note 14)                                          --                 --                 --
                                                      ---------------    ---------------    ---------------
                                                        1,464,747,396      1,888,128,787        790,540,215
Cost of shares redeemed                                  (732,953,904)    (1,091,605,981)      (397,092,669)
                                                      ---------------    ---------------    ---------------
Net increase (decrease) in net assets derived from
 capital share transactions                               731,793,492        796,522,806        393,447,546
                                                      ---------------    ---------------    ---------------
Net increase (decrease) in net assets                     500,118,037        948,002,857        546,267,614
NET ASSETS:
Beginning of period                                     1,988,915,954      1,040,913,097        494,645,483
                                                      ---------------    ---------------    ---------------
End of period                                         $ 2,489,033,991    $ 1,988,915,954    $ 1,040,913,097
                                                      ===============    ===============    ===============
Undistributed net investment income (loss)            $     3,758,113    $    10,143,582    $     3,538,149
                                                      ===============    ===============    ===============

----------
(1) Includes Class I redemptions of $80,662,778.

                 See Accompanying Notes to Financial Statements

-------------
International
Equity Funds
-------------

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                               Pilgrim International Fund
                                                      --------------------------------------------
                                                          Six             Ten             Year
                                                      Months Ended    Months Ended       Ended
                                                        April 30,      October 31,    December 31,
                                                          2001            2000            1999
                                                      ------------    ------------    ------------
FROM OPERATIONS:
Net investment income (loss)                          $    (12,253)   $    (52,323)   $    (46,900)
Net realized gain (loss) on investments and foreign
 currencies                                             (7,002,076)      2,566,236       6,719,640
Net change in unrealized appreciation
 (depreciation) of investments and foreign
 currencies                                               (852,034)     (5,596,890)      2,440,717
                                                      ------------    ------------    ------------
  Increase (decrease) in net assets resulting from
   operations                                           (7,866,363)     (3,082,977)      9,113,457
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                       --      (1,681,140)        (46,770)
  Class B                                                       --              --              --
  Class C                                                       --              --              --
  Class Q                                                       --              --              --
Net realized gain from investments                      (2,523,576)       (159,635)     (5,598,256)
                                                      ------------    ------------    ------------
  Total distributions                                   (2,523,576)     (1,840,775)     (5,645,026)
                                                      ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                        50,221,218      22,887,629       5,619,698
Net asset value of shares issued to shareholders in
 reinvestment of dividends                               2,042,015       1,011,365       4,382,040
Net assets received in connection with
 reorganization (Note 14)                               39,847,064              --              --
                                                      ------------    ------------    ------------
                                                        92,110,297      23,898,994      10,001,738
Cost of shares redeemed                                (57,582,611)    (13,461,366)    (12,165,686)
                                                      ------------    ------------    ------------
Net increase (decrease) in net assets derived from
 capital share transactions                             34,527,686      10,437,628      (2,163,948)
                                                      ------------    ------------    ------------
Net increase (decrease) in net assets                   24,137,747       5,513,876       1,304,483
NET ASSETS:
Beginning of period                                     30,818,074      25,304,198      23,999,715
                                                      ------------    ------------    ------------
End of period                                         $ 54,955,821    $ 30,818,074    $ 25,304,198
                                                      ============    ============    ============
Undistributed net investment income (loss)            $    (57,331)   $    (44,363)   $    220,248
                                                      ============    ============    ============

                                                                  Pilgrim International Core Growth Fund
                                                      ----------------------------------------------------------------
                                                           Six              Four             Year           Three
                                                       Months Ended     Months Ended        Ended        Months Ended
                                                        April 30,        October 31,      June 30,         June 30,
                                                           2001             2000            2000             1999
                                                      -------------    -------------    -------------    -------------
FROM OPERATIONS:
Net investment income (loss)                          $    (303,702)   $    (241,784)   $    (802,903)   $      69,633
Net realized gain (loss) on investments and foreign
 currencies                                              (4,213,683)        (435,838)       7,893,481        3,913,039
Net change in unrealized appreciation
 (depreciation) of investments and foreign
 currencies                                              (2,784,278)     (10,007,118)       7,236,744        4,018,188
                                                      -------------    -------------    -------------    -------------
  Increase (decrease) in net assets resulting from
   operations                                            (7,301,663)     (10,684,740)      14,327,322        8,000,860
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                  (383,671)              --               --               --
  Class B                                                  (282,575)              --               --               --
  Class C                                                  (377,838)              --               --               --
  Class Q                                                  (252,790)              --           (1,678)              --
Net realized gain from investments                       (3,786,278)              --       (2,936,042)              --
                                                      -------------    -------------    -------------    -------------
  Total distributions                                    (5,083,152)              --       (2,937,720)              --
                                                      -------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                        180,208,317       66,836,057      192,088,330       35,644,077
Net asset value of shares issued to shareholders in
 reinvestment of dividends                                3,679,161               --        2,747,516               --
Net assets received in connection with
 reorganization (Note 14)                                        --               --               --               --
                                                      -------------    -------------    -------------    -------------
                                                        183,887,478       66,836,057      194,835,846       35,644,077
Cost of shares redeemed                                (194,694,612)     (61,845,481)    (164,147,202)    (160,094,007)(1)
                                                      -------------    -------------    -------------    -------------
Net increase (decrease) in net assets derived from
 capital share transactions                             (10,807,134)       4,990,576       30,688,644     (124,449,930)
                                                      -------------    -------------    -------------    -------------
Net increase (decrease) in net assets                   (23,191,949)      (5,694,164)      42,078,246     (116,449,070)
NET ASSETS:
Beginning of period                                      82,152,614       87,846,778       45,768,532      162,217,602
                                                      -------------    -------------    -------------    -------------
End of period                                         $  58,960,665    $  82,152,614    $  87,846,778    $  45,768,532
                                                      =============    =============    =============    =============
Undistributed net investment income (loss)            $    (858,400)   $     742,176    $          --    $      69,633
                                                      =============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

-------------
International
Equity Funds
-------------

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                            Pilgrim International SmallCap Growth Fund
                                              ------------------------------------------------------------------------
                                                    Six               Four               Year              Three
                                               Months Ended       Months Ended          Ended           Months Ended
                                                 April 30,         October 31,         June 30,           June 30,
                                                   2001               2000               2000               1999
                                              ---------------    ---------------    ---------------    ---------------
FROM OPERATIONS:
Net investment income (loss)                  $    (1,208,673)   $    (2,532,082)   $    (4,264,398)   $      (217,461)
Net realized gain (loss) on investments and
 foreign currencies                              (105,976,864)       (13,387,681)        58,803,599          5,331,912
Net change in unrealized appreciation
 (depreciation) of investments and
 foreign currencies                               (20,751,996)       (73,243,053)        73,844,281         11,694,205
                                              ---------------    ---------------    ---------------    ---------------
  Increase (decrease) in net assets
   resulting from operations                     (127,937,533)       (89,162,816)       128,383,482         16,808,656
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                          (1,698,449)                --                 --                 --
  Class B                                            (237,494)                --                 --                 --
  Class C                                            (352,852)                --                 --                 --
  Class Q                                          (1,030,265)                --                 --                 --
Net realized gain from investments                (47,336,342)                --        (17,147,337)                --
                                              ---------------    ---------------    ---------------    ---------------
  Total distributions                             (50,655,402)                --        (17,147,337)                --
                                              ---------------    ---------------    ---------------    ---------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                  713,651,967        443,296,214      1,305,859,725         48,190,262
Net asset value of shares issued to
 shareholders in reinvestment of
 dividends                                         37,962,102                 --         15,848,417                 --
Net assets received in connection with
 reorganization (Note 14)                                  --                 --                 --                 --
                                              ---------------    ---------------    ---------------    ---------------
                                                  751,614,069        443,296,214      1,321,708,142         48,190,262
Cost of shares redeemed                          (728,673,633)      (370,749,870)      (832,581,584)      (103,559,352)(1)
                                              ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
 derived from capital share transactions           22,940,436         72,546,344        489,126,558        (55,369,090)
                                              ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets            (155,652,499)       (16,616,472)       600,362,703        (38,560,434)
NET ASSETS:
Beginning of period                               701,802,588        718,419,060        118,056,357        156,616,791
                                              ---------------    ---------------    ---------------    ---------------
End of period                                 $   546,150,089    $   701,802,588    $   718,419,060    $   118,056,357
                                              ===============    ===============    ===============    ===============
Undistributed net investment income (loss)    $    (7,981,843)   $    (3,454,110)   $            --    $            --
                                              ===============    ===============    ===============    ===============

                                                                Pilgrim Emerging Countries Fund
                                              ----------------------------------------------------------------
                                                    Six             Four             Year           Three
                                               Months Ended     Months Ended        Ended        Months Ended
                                                 April 30,       October 31,       June 30,        June 30,
                                                   2001             2000             2000            1999
                                              -------------    -------------    -------------    -------------
FROM OPERATIONS:
Net investment income (loss)                  $     305,918    $  (1,024,857)   $  (2,952,138)   $     (30,573)
Net realized gain (loss) on investments and
 foreign currencies                             (10,801,699)     (12,916,101)      39,495,656       11,238,884
Net change in unrealized appreciation
 (depreciation) of investments and
 foreign currencies                             (28,522,240)     (33,354,364)      (3,851,223)      51,126,351
                                              -------------    -------------    -------------    -------------
  Increase (decrease) in net assets
   resulting from operations                    (39,018,021)     (47,295,322)      32,692,295       62,334,662
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                --               --               --               --
  Class B                                                --               --               --               --
  Class C                                                --               --               --               --
  Class Q                                                --               --               --               --
Net realized gain from investments                       --               --               --               --
                                              -------------    -------------    -------------    -------------
  Total distributions                                    --               --               --               --
                                              -------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                117,604,997       66,531,341      250,385,738       38,136,033
Net asset value of shares issued to
 shareholders in reinvestment of
 dividends                                               --               --               --               --
Net assets received in connection with
 reorganization (Note 14)                        79,404,743               --               --               --
                                              -------------    -------------    -------------    -------------
                                                197,009,740       66,531,341      250,385,738       38,136,033
Cost of shares redeemed                        (154,437,687)     (80,132,252)    (211,768,273)    (199,492,674)(2)
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
 derived from capital share transactions         42,572,053      (13,600,911)      38,617,465     (161,356,641)
                                              -------------    -------------    -------------    -------------
Net increase (decrease) in net assets             3,554,032      (60,896,233)      71,309,760      (99,021,979)
NET ASSETS:
Beginning of period                             193,597,726      254,493,959      183,184,199      282,206,178
                                              -------------    -------------    -------------    -------------
End of period                                 $ 197,151,758    $ 193,597,726    $ 254,493,959    $ 183,184,199
                                              =============    =============    =============    =============
Undistributed net investment income (loss)    $     247,771    $     (58,147)   $          --    $          --
                                              =============    =============    =============    =============

----------
(1)  Includes Class I redemptions of $73,163,306.
(2)  Includes Class I redemptions of $167,510,018.

                 See Accompanying Notes to Financial Statements

FINANCIAL
HIGHLIGHTS                             PILGRIM WORLDWIDE GROWTH FUND (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                         Class Q
                                                                    --------------------------------------------------
                                                                    Six Months   Four Months     Year     Three Months
                                                                      Ended        Ended        Ended        Ended
                                                                     April 30,   October 31,   June 30,     June 30,
                                                                       2001       2000(6)(7)     2000         1999(1)
                                                                       ----       ----------     ----         -------
Per Share Operating Performance:
 Net asset value, beginning of period                          $       30.37        34.53        27.12        24.59
 Income from investment operations:
 Net investment income (loss)                                  $       (0.01)       (0.07)       (0.16)        0.01
 Net realized and unrealized gains (loss) on investments       $       (6.11)       (4.09)       11.11         2.52
 Total from investment operations                              $       (6.12)       (4.16)       10.95         2.53
 Less distributions from:
 Net investment income                                         $          --           --           --           --
 Net realized gains on investments                             $        1.24           --         3.54           --
 Total distributions                                           $        1.24           --         3.54           --
 Net asset value, end of period                                $       23.01        30.37        34.53        27.12
 Total Return(3):                                              %      (20.92)      (12.05)       42.63        10.29
Ratios and Supplemental Data:
 Net assets, end of period (000's)                             $      28,141       44,702       54,418       14,870
 Ratios to average net assets:
 Net expenses after expense reimbursement (recoupment)(4)(5)   %        1.56         1.52         1.57         1.55
 Gross expenses prior to expense reimbursement
 (recoupment)(4)                                               %        1.56         1.49         1.57         1.55
 Net investment income (loss) after expense reimbursement
 (recoupment)(4)(5)                                            %       (0.33)       (0.62)       (0.69)        0.17
 Portfolio turnover rate                                       %         148           71          169           57

                                                                                         Class Q
                                                                      ----------------------------------------
                                                                                                    August 31,
                                                                                                    1995(2) to
                                                                         Year Ended March 31,       March 31,
                                                                      1999       1998      1997        1996
                                                                      ----       ----      ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period                         $       19.63      15.00     13.27       12.50
 Income from investment operations:
 Net investment income (loss)                                 $        0.22      (0.11)     0.01       (0.04)
 Net realized and unrealized gains (loss) on investments      $        6.15       5.29      1.72        0.81
 Total from investment operations                             $        6.37       5.18      1.73        0.77
 Less distributions from:
 Net investment income                                        $        0.15         --        --          --
 Net realized gains on investments                            $        1.26       0.55        --          --
 Total distributions                                          $        1.41       0.55        --          --
 Net asset value, end of period                               $       24.59      19.63     15.00       13.27
 Total Return(3):                                             %       33.97      35.11     12.87        6.32
Ratios and Supplemental Data:
 Net assets, end of period (000's)                            $       7,320        645       642           1
 Ratios to average net assets:
 Net expenses after expense reimbursement (recoupment)(4)(5)  %        1.59       1.61      1.61        1.60
 Gross expenses prior to expense reimbursement
 (recoupment)(4)                                              %        1.76       3.75     34.99    3,232.53
 Net investment income (loss) after expense reimbursement
 (recoupment)(4)(5)                                           %        0.17      (0.47)    (0.91)      (0.50)
 Portfolio turnover rate                                      %         247        202       182         132

----------
(1) Effective May 24, 1999, ING Pilgrim Investments, LLC became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-adviser and the Fund changed its year end to June 30.
(2)  Commencement of offering shares.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Pilgrim Investments, LLC within three years.
(6) Effective October 1, 2000, ING Pilgrim Investments, LLC became the Investment Manager of the Fund, replacing Nicholas-Applegate Capital Management.
(7)  The Fund changed its fiscal year-end from June 30 to October 31.

                 See Accompanying Notes to Financial Statements

                                                                       FINANCIAL
PILGRIM INTERNATIONAL VALUE FUND (UNAUDITED)                          HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      Class Q
                                                       -------------------------------------
                                                         Six Months
                                                           Ended            Period Ended
                                                       April 30, 2001    October 31, 2000(1)
                                                       --------------    -------------------
Per Share Operating Performance:
 Net asset value, beginning of the period          $       16.68               15.90
 Income from investment operations:
 Net investment income                             $        0.06                0.13
 Net realized and unrealized gain on investments   $        0.11                0.65
 Total from investment operations                  $        0.17                0.78
 Less distributions from:
 Net investment income                             $        0.14                  --
 Net realized gains on investments                 $        1.88                  --
 Total distributions                               $        2.02                  --
 Net asset value, end of the period                $       14.83               16.68
 Total return(2)                                   %        1.12                4.91
Ratios and Supplemental Data:
 Net assets, end of the period (000's)             $      31,433              24,882
 Ratio to average net assets:
 Expenses(3)                                       %        1.49                1.57
 Net investment income(3)                          %        0.89                1.35
 Portfolio turnover rate                           %           7                  34

----------
(1)  Class Q commenced operations on January 24, 2000.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.

                 See Accompanying Notes to Financial Statements

FINANCIAL
HIGHLIGHTS                                PILGRIM INTERNATIONAL FUND (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                 Class Q
                                                            -----------------
                                                              Period Ended
                                                            April 30, 2001(1)
                                                            -----------------
Per Share Operating Performance:
 Net asset value, beginning of the period           $              9.89
 Income from investment operations:
 Net investment income                              $              0.02
 Net realized and unrealized loss on investments    $             (0.15)
 Total from investment operations                   $             (0.13)
 Net asset value, end of the period                 $              9.76
 Total return(2)                                    %             (1.31)
Ratios and Supplemental Data:
 Net assets, end of the period (000's)              $                 9
 Ratio to average net assets:
 Expenses(3)                                        %              2.05
 Net investment income(3)                           %              0.71
 Portfolio turnover rate                            %               126

----------
(1)  Class Q commenced operations on February 26, 2001.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.

                 See Accompanying Notes to Financial Statements

                                                                       FINANCIAL
PILGRIM INTERNATIONAL CORE GROWTH FUND (UNAUDITED)                    HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                   Class Q
                                                             -------------------------------------------------
                                                             Six Months   Four Months     Year    Three Months
                                                               Ended         Ended       Ended        Ended
                                                              April 30,   October 31,   June 30,     June 30,
                                                                2001       2000(6)(7)     2000       1999(2)
                                                                ----       ----------     ----       -------
Per Share Operating Performance:
 Net asset value, beginning of period                    $      21.76        24.78        19.63       18.36
 Income from investment operations:
 Net investment income (loss)                            $      (0.01)       (0.04)       (0.17)       0.04
 Net realized and unrealized gain (loss) on investments  $      (2.20)       (2.98)        6.48        1.23
 Total from investment operations                        $      (2.21)       (3.02)        6.31        1.27
 Less distributions from:
 Net investment income                                   $       0.42           --           --          --
 Net realized gains on investments                       $       1.11           --         1.16          --
 Total distributions                                             1.53           --         1.16          --
 Net asset value, end of period                          $      18.02        21.76        24.78       19.63
 Total Return(3):                                        %     (10.80)      (12.19)       32.56        6.92
Ratios and Supplemental Data:
 Net assets, end of period (000's)                       $      9,307       13,947       16,567       9,390
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)          %       1.61         1.84         1.75        1.54
 Gross expenses prior to expense reimbursement(4)        %       1.76         1.99         2.06        1.63
 Net investment income (loss) after expense
 reimbursement(4)(5)                                     %      (0.30)       (0.45)       (0.73)       0.73
 Portfolio turnover rate                                 %        102           73          200          67

                                                                             Class Q
                                                                 ----------------------------------
                                                                                       February 28,
                                                                                        1997(1) to
                                                                 Year Ended March 31,    March 31,
                                                                  1999         1998        1997
                                                                  ----         ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period                     $       17.43        12.75       12.50
 Income from investment operations:
 Net investment income (loss)                             $        0.09        (0.04)         --
 Net realized and unrealized gain (loss) on investments   $        0.97         4.72        0.25
 Total from investment operations                         $        1.06         4.68        0.25
 Less distributions from:
 Net investment income                                    $        0.13           --          --
 Net realized gains on investments                        $          --           --          --
 Total distributions                                               0.13           --          --
 Net asset value, end of period                           $       18.36        17.43       12.75
 Total Return(3):                                         %        6.11        36.63        2.00
Ratios and Supplemental Data:
 Net assets, end of period (000's)                        $      11,268        1,719           1
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)           %        1.63         1.66        0.00
 Gross expenses prior to expense reimbursement(4)         %        1.87         3.18    2,667.07
 Net investment income (loss) after expense
 reimbursement(4)(5)                                      %       (0.27)       (0.47)       0.00
 Portfolio turnover rate                                  %         214          274          76

----------
(1)  The Fund commenced operations on February 28, 1997.
(2) Effective May 24, 1999, ING Pilgrim Investments, LLC became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.
(6) Effective October 1, 2000, ING Pilgrim Investments, LLC became the Investment Manager of the Fund, replacing Nicholas-Applegate Capital Management.
(7)  The Fund charged its fiscal year-end from June 30 to October 31.

                 See Accompanying Notes to Financial Statements

FINANCIAL
HIGHLIGHTS                PILGRIM INTERNATIONAL SMALLCAP GROWTH FUND (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                          Class Q
                                                                    ----------------------------------------------------
                                                                    Six Months    Four Months      Year     Three Months
                                                                       Ended        Ended         Ended        Ended
                                                                     April 30,    October 31,    June 30,     June 30,
                                                                       2001         2000(6)        2000        1999(2)
                                                                       ----         -------        ----        -------
Per Share Operating Performance:
 Net asset value, beginning of period                          $       38.18         43.30         25.16        22.23
 Income from investment operations:
 Net investment income (loss)                                  $       (0.18)        (0.09)        (0.21)       (0.03)
 Net realized and unrealized gain (loss) on investments        $       (9.43)        (5.03)        20.53         2.96
 Total from investment operations                              $       (9.61)        (5.12)        20.32         2.93
 Less distributions from:
 Net investment income                                         $          --            --            --           --
 Net realized gains on investments                             $          --            --          2.18           --
 Total distributions                                                      --            --          2.18           --
 Net asset value, end of period                                $       28.57         38.18         43.30        25.16
 Total Return(3):                                              %      (18.88)        11.82         82.99        13.18
Ratios and Supplemental Data:
 Net assets, end of period (000's)                             $     141,167       164,719       163,843       42,881
 Ratios to average net assets:
 Net expenses after expense reimbursement (recoupment)(4)(5)   %        1.45          1.58          1.57         1.65
 Gross expenses prior to expense reimbursement
 (recoupment(4)                                                %        1.45          1.58          1.57         1.67
 Net investment income (loss) after expense
 reimbursement (recoupment)(4)(5)                              %        0.09         (0.71)        (0.66)       (0.50)
 Portfolio turnover rate                                       %          70            56           164           44

                                                                                        Class Q
                                                                      ------------------------------------------
                                                                                                      August 31,
                                                                                                      1995(1) to
                                                                         Year Ended March 31,         March 31,
                                                                      1999        1998      1997        1996
                                                                      ----        ----      ----        ----
Per Share Operating Performance:
 Net asset value, beginning of period                          $      19.18       14.01     13.52       12.50
 Income from investment operations:
 Net investment income (loss)                                  $      (0.02)       0.05     (0.06)       0.01
 Net realized and unrealized gain (loss) on investments        $       3.36        5.12      2.01        1.01
 Total from investment operations                              $       3.34        5.17      1.95        1.02
 Less distributions from:
 Net investment income                                         $       0.09          --        --          --
 Net realized gains on investments                             $       0.20          --      1.46          --
 Total distributions                                                   0.29          --      1.46          --
 Net asset value, end of period                                $      22.23       19.18     14.01       13.52
 Total Return(3):                                              %      17.61       36.90     15.03        8.16
Ratios and Supplemental Data:
 Net assets, end of period (000's)                             $     32,819       8,810        42          19
 Ratios to average net assets:
 Net expenses after expense reimbursement (recoupment)(4)(5)   %       1.65        1.66      1.66        1.65
 Gross expenses prior to expense reimbursement
 (recoupment(4)                                                %       1.80        6.15    151.33      531.72
 Net investment income (loss) after expense
 reimbursement (recoupment)(4)(5)                              %      (0.50)      (0.43)    (0.64)       0.33
 Portfolio turnover rate                                       %        146         198       206         141

----------
(1)  Commencement of offering shares.
(2) Effective May 24, 1999, ING Pilgrim Investments, LLC became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Pilgrim Investments, LLC within three years.
(6)  The Fund changed its fiscal year-end from June 30 to October 31.

                 See Accompanying Notes to Financial Statements

                                                                       FINANCIAL
PILGRIM EMERGING COUNTRIES FUND (UNAUDITED)                           HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                              Class Q
                                                        ---------------------------------------------------
                                                        Six Months   Four Months      Year     Three Months
                                                          Ended        Ended         Ended        Ended
                                                         April 30,   October 31,    June 30,     June 30,
                                                           2001       2000(6)(7)      2000        1999(2)
                                                           ----       ----------      ----        -------
Per Share Operating Performance:
 Net asset value, beginning of period              $       16.81        20.74         17.20        13.79
 Income from investment operations:
 Net investment income (loss)                      $        0.06        (0.27)        (0.16)       (0.04)
 Net realized and unrealized gain (loss) on
 investments                                       $       (2.24)       (3.66)         3.70         3.45
 Total from investment operations                  $       (2.18)       (3.93)         3.54         3.41
 Less distributions from:
 Net investment income                             $          --           --            --           --
 Net realized gains on investments                 $          --           --            --           --
 Total distributions                               $          --           --            --           --
 Net asset value, end of period                    $       14.63        16.81         20.74        17.20
 Total Return(3):                                  %      (12.85)      (18.95)        20.58        24.73
Ratios and Supplemental Data:
 Net assets, end of period (000's)                 $      48,278       88,894       119,251       79,130
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)    %        1.95         2.13          2.09         1.90
 Gross expenses prior to expense
 reimbursement(4)                                  %        2.06         2.28          2.24         2.43
 Net investment income (loss) after expense
 reimbursement(4)(5)                               %       (0.64)       (1.21)        (1.05)       (1.07)
 Portfolio turnover rate                           %          24           94           211           67


                                                                               Class Q
                                                           ----------------------------------------------
                                                                                               August 31,
                                                                                               1995(1) to
                                                               Year Ended March 31,            March 31,
                                                           1999         1998       1997           1996
                                                           ----         ----       ----           ----
Per Share Operating Performance:
 Net asset value, beginning of period             $        17.76        16.47      13.18         12.50
 Income from investment operations:
 Net investment income (loss)                     $        (0.01)        0.07      (0.04)         0.01
 Net realized and unrealized gain (loss) on
 investments                                      $        (3.78)        1.33       3.37          0.67
 Total from investment operations                 $        (3.79)        1.40       3.33          0.68
 Less distributions from:
 Net investment income                            $         0.18           --         --            --
 Net realized gains on investments                $           --         0.11       0.04            --
 Total distributions                              $         0.18         0.11       0.04            --
 Net asset value, end of period                   $        13.79        17.76      16.47         13.18
 Total Return(3):                                 %       (21.42)        8.60      25.29          5.44
Ratios and Supplemental Data:
 Net assets, end of period (000's)                $       53,125       46,711      8,660           350
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)   %         1.94         1.91       1.91          1.90
 Gross expenses prior to expense
 reimbursement(4)                                 %         2.23         2.43       4.20         44.24
 Net investment income (loss) after expense
 reimbursement(4)(5)                              %        (0.01)        1.06      (0.87)         0.47
 Portfolio turnover rate                          %          213          243        176           118

----------
(1)  Commencement of offering shares.
(2) Effective May 24, 1999, ING Pilgrim Investments, LLC became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses.
(6) Effective October 1, 2000, ING Pilgrim Investments, LLC became the Investment Manager of the Fund, replacing Nicholas-Applegate Capital Management.
(7)  The Fund changed its fiscal year-end from June 30 to October 31.

                 See Accompanying Notes to Financial Statements

-------
Pilgrim
Funds
-------

         NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Organization. The Pilgrim Funds are comprised of Pilgrim Mutual Funds ("PMF"), Pilgrim Mayflower Trust ("PMT") and Pilgrim International Fund
("International"), which are each open-end investment management companies registered under the Investment Company Act of 1940, as amended.

PMF is a Delaware business trust organized in 1992 with twelve separate series (Portfolios). The four Portfolios in this semi-annual report are Pilgrim Worldwide Growth Fund ("Worldwide Growth"), Pilgrim International Core Growth Fund ("International Core Growth"), Pilgrim International SmallCap Growth Fund ("International SmallCap Growth"), and Pilgrim Emerging Countries Fund ("Emerging Countries"). PMT is a Massachusetts business trust organized in 1992 with three separate series (Portfolios). The one Portfolio in this semi-annual report is Pilgrim International Value Fund. The investment objective of each Fund is described in each Fund's prospectus.

Each Fund offers four classes of shares: Class A, Class B, Class C, and Class Q. This report only covers Funds that offer Class Q. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees and transfer agent fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

Prior to April 30, 2000, Pilgrim Advisors, Inc. ("Pilgrim Advisors") served as investment advisor to certain of the Funds. On April 30, 2000, Pilgrim Advisors merged with Pilgrim Investments. Pilgrim Advisors and Pilgrim Investments, Inc. were sister companies and shared certain resources and investment personnel.

Prior to July 26, 2000, Lexington Management Corporation ("Lexington") served as investment advisor to certain of the former Lexington Funds. On July 26, 2000, ReliaStar Financial Corp. ("Reliastar") acquired Lexington Global Asset Managers, Inc., the parent company of Lexington, and ING Pilgrim Investments, Inc. was approved as Adviser to the Funds formerly advised by Lexington.

On September 1, 2000, ING Groep N.V. (NYSE: ING) acquired ReliaStar, the indirect parent company of Pilgrim Investments, Inc., Adviser to the Funds, Pilgrim Securities, Inc., Distributor to the Funds and Pilgrim Group, Inc., Administrator to the Funds. In conjunction with the acquisition the Adviser, Distributor and Administrator changed their names to ING Pilgrim Investments, Inc., ING Pilgrim Securities, Inc., and ING Pilgrim Group, Inc., respectively, effective September 8, 2000. Effective February 26, 2001, ING Pilgrim Investments, Inc. was merged into the newly formed ING Pilgrim Investments, LLC. Effective February 27, 2001, ING Pilgrim Group, Inc. was merged into the newly formed ING Pilgrim Group, LLC ("IPG").

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   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Reorganizations. Before a shareholder approved reorganization effective July 24, 1998, the funds comprising PMF invested all of their assets in corresponding portfolios of Nicholas-Applegate Investment Trust, an arrangement known as a "master/feeder" structure. Upon the reorganization, the Institutional Portfolio series of the Trust were renamed Funds and were authorized to issue multiple classes of shares, and their outstanding shares were classified as Class I shares. At the same time, the A, B, C and Advisory Portfolios of the Trust transferred their assets to the corresponding Funds, and their shareholders received Class A, B, C and Q shares of the Funds on a tax-free basis. Effective May 7, 1999 and concurrent with the change in investment adviser from Nicholas Applegate Capital Management to Pilgrim Investments, Inc., the Institutional Classes of PMF were transferred in a tax free reorganization to new funds being managed by Nicholas-Applegate Capital Management.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale, securities traded in the over-the-counter-market and gold and silver bullion are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's custodian. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days are valued at cost, which, when combined with accrued interest, approximates market value.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

          (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

          (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement

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Funds
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   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

     dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. Foreign Currency Transactions. Certain funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. None of the Funds had open futures contracts at April 30, 2001.

E. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-date. Each Fund pays dividends and capital gains, if any annually.

     The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes, are reported as distributions in excess of net investment income and/or net realized capital gains. To the extent they exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

F. Federal Income Taxes. It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax provision is not

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Pilgrim
Funds
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   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

     required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

     The Board of Directors/Trustees intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

     Capital loss carryforwards were as follows at October 31, 2000:

                                Amount           Expiration Dates
                              -----------      --------------------
Worldwide Growth              $ 3,925,607          October 2008
International SmallCap
  Growth                       10,815,771          October 2008
Emerging Countries             48,415,929      October 2006 to 2008

G. Use of Estimates. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with generally accepted accounting principles. Actual results could differ from these estimates.

H. Repurchase Agreements. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Fund. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of security collateralizing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. Securities Lending. Each Fund had the option to temporarily loan 331|M/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. Other. Certain prior year amounts have been reclassified to conform with the current year presentation.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six-month period ended April 30, 2001, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

                                       Purchases           Sales
                                      ------------     ------------
Worldwide Growth                      $731,714,072     $710,099,478
International Value                    616,186,218      147,625,040
International                           78,369,644       46,436,728
International Core Growth               63,384,670       73,179,077
International SmallCap Growth          432,744,404      423,366,935
Emerging Countries                      37,263,922       77,424,581

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Funds have entered into an Investment Management Agreement with ING Pilgrim Investments, LLC (the "Manager", the "Investment Manager", or the "Adviser"), a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensates the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

                                As a percent of average net assets
                                ----------------------------------
Worldwide Growth                1.00% on first $500 million; 0.90% on next
                                 $500 million; and 0.85% in excess of $1 billion
International Value             1.00%
International                   1.00%
International Core Growth       1.00% on first $500  million;  0.90% on next
                                 $500 million; and 0.85% in excess of $1 billion
International SmallCap  Growth  1.00% on first  $500  million; 0.90% on next
                                 $500 million; and 0.85% in excess of $1 billion
Emerging Countries              1.25%

On July 31, 2000, Pilgrim Investments, Inc. notified Nicholas-Applegate Capital Management ("NACM") of its intention to terminate NACM as sub-advisor to the

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Funds
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   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Worldwide Growth, International Core Growth and Emerging Countries effective September 30, 2000. October 1, 2000, ING Pilgrim Investments, Inc. began advising the Funds directly.

IPG (the "Administrator") serves as administrator to the Funds. International Value and International Funds paid the Administrator a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. International Value also pays an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Pilgrim Securities, Inc. (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Funds' shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following annual rates:

                                   Class A     Class B     Class C     Class Q
                                   -------     -------     -------     -------
Worldwide Growth                    0.35%       1.00%       1.00%       0.25%
International Value                 0.30        1.00        1.00        0.25
International                       0.25        1.00        1.00        0.25
International Core Growth           0.35        1.00        1.00        0.25
International SmallCap Growth       0.35        1.00        1.00        0.25
Emerging Countries                  0.35        1.00        1.00        0.25

Prior to July 26, 2000, the former Lexington Funds had a Distribution Plan ("the Plan") which allowed payments to finance activities associated with the distribution of the Fund's shares. The Plan provided that the Fund paid distribution fees on a reimbursement basis, including payments to Lexington Funds Distributor, Inc. ("LFD"), the Fund's distributor, in amounts not exceeding 0.25% per annum of the Fund's average daily net assets.

Fees paid to the Distributor by class during the six months ended April 30, 2001 are shown in the accompanying Statements of Operations.

The Distributor also receives the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A, Class B, and Class C shares. For the six months ended April 30, 2001, the Distributor earned the following amounts in sales charges:

                              Class A       Class B       Class C
                               Shares        Shares        Shares
                              --------      --------      --------
Initial Sales Charges         $245,252           N/A           N/A
Contingent deferred
  sales charges               $ 25,953      $      0      $314,482

In addition, each of the Funds has entered into a Service Agreement with IPG whereby IPG will act as Shareholder Service Agent for each Fund. The agreement provides that IPG will be compensated for incoming and outgoing shareholder telephone calls and letters, and all reasonable out-of-pocket expenses incurred in connection with the performance of such services.

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Pilgrim
Funds
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   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At April 30, 2001, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (See Notes 5 and 6):

                                                                       Accrued
                                   Accrued                           Shareholder
                                  Investment        Accrued         Services and
                                  Management     Administrative     Distribution
                                     Fees            Fees               Fees            Total
                                  ----------     --------------     ------------     ----------
Worldwide Growth                  $  389,854       $       --        $  265,590      $  655,444
International Value                1,938,636          193,863         1,217,637       3,350,136
International                         43,655            3,741            15,955          63,351
International Core Growth             50,187               --            42,789          92,976
International SmallCap Growth        430,456               --           225,108         655,564
Emerging Countries                   139,829               --            48,660         188,489

NOTE 7 -- TRANSFER AGENT FEES

Effective November 1, 2000, expenses associated with services of the transfer agent were allocated to each class of shares of the funds based on average daily net assets at the following annual rates:

                              Class A       Class B       Class C       Class Q
                              -------       -------       -------       -------
Worldwide Growth               0.210%        0.210%        0.210%        0.013%
International Value            0.084         0.084         0.084         0.012
International                  0.280         0.280         0.280         0.300
International Core Growth      0.260         0.260         0.260         0.022
International SmallCap Growth  0.210         0.210         0.210         0.013
Emerging Countries             0.270         0.270         0.270         0.014

For the six months ended April 30, 2001, transfer agent fees and expenses were:

                                Class A    Class B    Class C    Class Q      Total
                                --------   --------   --------   --------   --------
Worldwide Growth                $227,464   $113,189   $183,133   $  2,160   $525,946
International Value              478,825    190,540    268,252      1,674    935,291
International                     32,520        797        680          5     34,002
International Core Growth         21,725     22,009     27,225      1,189     72,148
International SmallCap Growth    240,352    116,524    118,243      9,627    484,746
Emerging Countries                65,414     26,078     24,853      4,416    120,761

NOTE 8 -- EXPENSE LIMITATIONS

For the following Funds, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                                        Maximum Operating Expense Limit
                                     (as a percentage of average net assets)
                                  --------------------------------------------
                                  Class A     Class B     Class C      Class Q
                                  -------     -------     -------      -------
Worldwide Growth                   1.85%       2.50%       2.50%        1.60%
International Value                 N/A         N/A         N/A          N/A
International                      2.75        3.50        3.50         2.75
International Core Growth          1.95        2.60        2.60         1.65
International SmallCap Growth      1.95        2.60        2.60         1.65
Emerging Countries                 2.25        2.90        2.90         1.90

Each Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund.

NOTE 9 -- LINE OF CREDIT

Worldwide Growth, International Value, International, International Core Growth, International SmallCap Growth and Emerging Countries, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities;
(2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. During the period ended April 30, 2001, the Funds did not have any loans outstanding.

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Pilgrim
Funds
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   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 10 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                              Class A Shares
                                     ----------------------------------------------------------------
                                      Six Months       Four Months                      Three Months
                                        Ended             Ended         Year Ended         Ended
                                       April 30,       October 31,        June 30,        June 30,
                                         2001             2000             2000             1999
                                     -------------    -------------    -------------    -------------
Worldwide Growth Fund
 (Number of Shares)
Shares sold                              7,090,696        4,005,399       14,001,807        1,172,285
Shares issued in merger                  1,796,396               --               --               --
Shares issued as reinvestment of
 dividends                                 229,882               --          422,437               86
Shares redeemed                         (7,958,130)      (2,499,778)      (9,384,459)        (660,100)
                                     -------------    -------------    -------------    -------------
Net increase in shares outstanding       1,158,844        1,505,621        5,039,785          512,271
                                     =============    =============    =============    =============
Worldwide Growth Fund ($)
Shares sold                          $ 155,313,598    $ 116,318,819    $ 404,667,268    $  26,425,907
Shares issued in merger                 36,578,702               --               --               --
Shares issued as reinvestment of
 dividends                               5,578,642               --       10,797,545               --
Shares redeemed                       (171,397,696)     (73,218,592)    (273,872,546)     (14,957,153)
                                     -------------    -------------    -------------    -------------
Net increase                         $  26,073,246    $  43,100,227    $ 141,592,267    $  11,468,754
                                     =============    =============    =============    =============

                                                             Class B Shares
                                     ------------------------------------------------------------
                                      Six Months      Four Months                    Three Months
                                        Ended            Ended        Year Ended        Ended
                                       April 30,      October 31,      June 30,        June 30,
                                         2001            2000            2000            1999
                                     ------------    ------------    ------------    ------------
Worldwide Growth Fund
 (Number of Shares)
Shares sold                               533,816         631,926       2,987,911         353,077
Shares issued in merger                   309,706              --              --              --
Shares issued as reinvestment of
 dividends                                113,034              --         192,099              --
Shares redeemed                          (741,470)       (230,519)       (336,704)        (70,889)
                                     ------------    ------------    ------------    ------------
Net increase in shares outstanding        215,086         401,407       2,843,306         282,188
                                     ============    ============    ============    ============
Worldwide Growth Fund ($)
Shares sold                          $ 13,794,222    $ 20,649,472    $ 95,993,252    $  9,019,106
Shares issued in merger                 7,048,872              --              --              --
Shares issued as reinvestment of
 dividends                              3,071,140              --       5,534,613              --
Shares redeemed                       (17,659,463)     (7,450,350)    (10,888,095)     (1,811,055)
                                     ------------    ------------    ------------    ------------
Net increase                         $  6,254,771    $ 13,199,122    $ 90,639,770    $  7,208,051
                                     ============    ============    ============    ============

                                                              Class C Shares
                                    ----------------------------------------------------------------
                                     Six Months       Four Months                       Three Months
                                       Ended             Ended          Year Ended         Ended
                                      April 30,       October 31,        June 30,         June 30,
                                        2001             2000              2000             1999
                                    -------------    -------------    -------------    -------------
Worldwide Growth Fund
 (Number of Shares)
Shares sold                             2,371,709        1,218,370        3,546,660          316,937
Shares issued in merger                   597,885               --               --               --
Shares issued as reinvestment of
 dividends                                126,940               --          554,745               --
Shares redeemed                        (3,262,535)      (1,075,019)        (797,116)        (195,915)
                                    -------------    -------------    -------------    -------------
Net increase (decrease) in shares
 outstanding                             (166,001)         143,351        3,304,289          121,022
                                    =============    =============    =============    =============
Worldwide Growth Fund ($)
Shares sold                         $  51,473,588    $  34,976,677    $ 103,794,801    $   7,199,228
Shares issued in merger                12,102,849               --               --               --
Shares issued as reinvestment of
 dividends                              3,066,876               --       14,207,022               --
Shares redeemed                       (69,309,722)     (31,067,826)     (22,853,219)      (4,443,951)
                                    -------------    -------------    -------------    -------------
Net increase (decrease)             $  (2,666,409)   $   3,908,851    $  95,148,604    $   2,755,277
                                    =============    =============    =============    =============

                                                            Class Q Shares
                                    ------------------------------------------------------------
                                     Six Months      Four Months                    Three Months
                                       Ended            Ended        Year Ended        Ended
                                      April 30,      October 31,      June 30,        June 30,
                                        2001            2000            2000            1999
                                    ------------    ------------    ------------    ------------
Worldwide Growth Fund
 (Number of Shares)
Shares sold                              621,671         458,143       1,816,105         430,631
Shares issued in merger                       --              --              --              --
Shares issued as reinvestment of
 dividends                                51,494              --          85,463              --
Shares redeemed                         (921,859)       (562,214)       (873,920)       (180,058)
                                    ------------    ------------    ------------    ------------
Net increase (decrease) in shares
 outstanding                            (248,694)       (104,071)      1,027,648         250,573
                                    ============    ============    ============    ============
Worldwide Growth Fund ($)
Shares sold                         $ 15,305,039    $ 15,506,281    $ 60,334,275    $ 11,187,418
Shares issued in merger                       --              --              --              --
Shares issued as reinvestment of
 dividends                             1,439,783              --       2,513,469              --
Shares redeemed                      (23,226,581)    (18,881,326)    (30,258,824)     (4,610,453)
                                    ------------    ------------    ------------    ------------
Net increase (decrease)             $ (6,481,759)   $ (3,375,045)   $ 32,588,920    $  6,576,965
                                    ============    ============    ============    ============

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                  Class A Shares
                                              -----------------------------------------------------
                                                 Six Months
                                                   Ended            Year Ended        Year Ended
                                                 April 30,          October 31,       October 31,
                                                    2001               2000              1999
                                              ---------------    ---------------    ---------------
International Value Fund (Number of Shares)
Shares sold                                        65,331,976         83,175,007         37,389,180
Shares issued as reinvestment of dividends          6,119,480          1,328,930          1,139,195
Shares redeemed                                   (39,201,447)       (59,935,901)       (25,654,229)
                                              ---------------    ---------------    ---------------
Net increase in shares outstanding                 32,250,009         24,568,036         12,874,146
                                              ===============    ===============    ===============
International Value Fund ($)
Shares sold                                   $   983,908,355    $ 1,354,284,766    $   491,487,619
Shares issued as reinvestment of dividends         89,770,937         21,993,188         13,398,457
Shares redeemed                                  (585,162,059)      (975,073,293)      (331,576,463)
                                              ---------------    ---------------    ---------------
Net increase                                  $   488,517,233    $   401,204,661    $   173,309,613
                                              ===============    ===============    ===============

                                                              Class B Shares
                                              -----------------------------------------------
                                               Six Months
                                                 Ended          Year Ended       Year Ended
                                                April 30,       October 31,      October 31,
                                                  2001             2000             1999
                                              -------------    -------------    -------------
International Value Fund (Number of Shares)
Shares sold                                       6,130,779        9,796,492        8,274,008
Shares issued as reinvestment of dividends        2,432,469          622,312          520,861
Shares redeemed                                  (2,425,485)      (2,916,805)      (2,066,590)
                                              -------------    -------------    -------------
Net increase in shares outstanding                6,137,763        7,501,999        6,728,279
                                              =============    =============    =============
International Value Fund ($)
Shares sold                                   $  90,078,012    $ 157,186,306    $ 111,215,626
Shares issued as reinvestment of dividends       35,344,304       10,213,421        6,044,049
Shares redeemed                                 (35,630,107)     (46,780,828)     (26,329,963)
                                              -------------    -------------    -------------
Net increase                                  $  89,792,209    $ 120,618,899    $  90,929,712
                                              =============    =============    =============

                                                              Class C Shares
                                              -----------------------------------------------
                                               Six Months
                                                 Ended          Year Ended       Year Ended
                                                April 30,       October 31,      October 31,
                                                  2001             2000             1999
                                              -------------    -------------    -------------
International Value Fund (Number of Shares)
Shares sold                                      13,856,844       19,178,129       12,104,834
Shares issued as reinvestment of dividends        3,490,628          732,571          515,060
Shares redeemed                                  (7,501,996)      (4,309,599)      (3,018,495)
                                              -------------    -------------    -------------
Net increase in shares outstanding                9,845,476       15,601,101        9,601,399
                                              =============    =============    =============
International Value Fund ($)
Shares sold                                   $ 203,242,905    $ 307,905,636    $ 162,419,735
Shares issued as reinvestment of dividends       50,603,358       11,999,531        5,974,729
Shares redeemed                                (109,674,513)     (68,808,206)     (39,186,243)
                                              -------------    -------------    -------------
Net increase                                  $ 144,171,750    $ 251,096,961    $ 129,208,221
                                              =============    =============    =============

                                                             Class Q Shares
                                              --------------------------------------------
                                               Six Months
                                                 Ended         Year Ended      Year Ended
                                                April 30,      October 31,     October 31,
                                                  2001            2000            1999
                                              ------------    ------------    ------------
International Value Fund (Number of Shares)
Shares sold                                        603,498       1,548,084         913,289
Shares issued as reinvestment of dividends         194,697              --              --
Shares redeemed                                   (169,859)        (56,473)         (1,321)
                                              ------------    ------------    ------------
Net increase in shares outstanding                 628,336       1,491,611         911,968
                                              ============    ============    ============
International Value Fund ($)
Shares sold                                   $  8,943,314    $ 24,545,939    $ 13,989,768
Shares issued as reinvestment of dividends       2,856,211              --              --
Shares redeemed                                 (2,487,225)       (943,654)        (21,126)
                                              ------------    ------------    ------------
Net increase                                  $  9,312,300    $ 23,602,285    $ 13,968,642
                                              ============    ============    ============

                                                              Class A Shares
                                                --------------------------------------------
                                                 Six Months      Ten Months         Year
                                                   Ended           Ended           Ended
                                                  April 30,      October 31,     December 31,
                                                    2001            2000            1999
                                                ------------    ------------    ------------
International Fund (Number of Shares)
Shares sold                                        4,330,496       1,779,250         416,856
Shares issued in merger                            3,637,387              --              --
Shares issued as reinvestment of dividends           196,293          81,693         329,564
Shares redeemed                                   (5,687,685)     (1,009,539)       (933,028)
                                                ------------    ------------    ------------
Net increase (decrease) in shares outstanding      2,476,491         851,404        (186,608)
                                                ============    ============    ============
International Fund ($)
Shares sold                                     $ 48,216,269    $ 22,592,548    $  5,619,698
Shares issued in merger                           35,904,902              --              --
Shares issued as reinvestment of dividends         2,031,656       1,011,365       4,382,040
Shares redeemed                                  (56,263,071)    (13,336,314)    (12,165,686)
                                                ------------    ------------    ------------
Net increase (decrease)                         $ 29,889,756    $ 10,267,599    $ (2,163,948)
                                                ============    ============    ============

                                                       Class B Shares                Class C Shares       Class Q Shares
                                                --------------------------    --------------------------  --------------
                                                Six Months       Period       Six Months       Period         Period
                                                  Ended          Ended          Ended          Ended          Ended
                                                April 30,      October 31,     April 30,     October 31,     April 30,
                                                   2001          2000(1)         2001          2000(2)        2000(3)
                                                -----------    -----------    -----------    -----------    -----------
International Fund (Number of Shares)
Shares sold                                          88,686         17,961         41,391          7,588          1,840
Shares issued in merger                             238,867             --        161,005             --          1,110
Shares issued as reinvestment of dividends              270             --            733             --             --
Shares redeemed                                     (99,898)       (10,781)       (32,305)            --         (2,009)
                                                -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in shares outstanding       227,925          7,180        170,824          7,588            941
                                                ===========    ===========    ===========    ===========    ===========
International Fund ($)
Shares sold                                     $ 1,253,446    $   206,897    $   648,966    $    88,184    $   102,537
Shares issued in merger                           2,348,731             --      1,582,478             --         10,953
Shares issued as reinvestment of dividends            2,787             --          7,572             --             --
Shares redeemed                                    (987,429)      (125,052)      (312,374)            --        (19,737)
                                                -----------    -----------    -----------    -----------    -----------
Net increase (decrease)                         $ 2,617,535    $    81,845    $ 1,926,642    $    88,184    $    93,753
                                                ===========    ===========    ===========    ===========    ===========

----------
(1)  Commenced operations on August 22, 2000.
(2)  Commenced operations on September 15, 2000.
(3)  Commenced operations on February 26, 2001.

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                             Class A Shares
                                     ----------------------------------------------------------------
                                      Six Months       Four Months          Year        Three Months
                                         Ended            Ended            Ended           Ended
                                       April 30,       October 31,        June 30,        June 30,
                                         2001             2000              2000            1999
                                     -------------    -------------    -------------    -------------
International Core Growth Fund
 (Number of Shares)
Shares sold                              5,039,758        1,609,319        5,045,863        1,699,541
Shares issued as reinvestment of
 dividends                                  51,993               --           33,304               --
Shares redeemed                         (5,376,958)      (1,446,511)      (4,770,319)      (2,264,636)
                                     -------------    -------------    -------------    -------------
Net increase (decrease) in shares
 outstanding                              (285,207)         162,808          308,848         (565,095)
                                     =============    =============    =============    =============
International Core Growth Fund ($)
Shares sold                          $  90,992,011    $  35,660,867    $ 121,096,575    $  30,866,314
Shares issued as reinvestment of
 dividends                                 985,770               --          740,357               --
Shares redeemed                        (97,866,778)     (32,390,856)    (114,696,068)     (41,080,307)
                                     -------------    -------------    -------------    -------------
Net increase (decrease)              $  (5,888,997)   $   3,270,011    $   7,140,864    $ (10,213,993)
                                     =============    =============    =============    =============

                                                            Class B Shares
                                     ------------------------------------------------------------
                                      Six Months     Four Months         Year        Three Months
                                        Ended           Ended           Ended           Ended
                                      April 30,      October 31,       June 30,        June 30,
                                         2001            2000            2000            1999
                                     ------------    ------------    ------------    ------------
International Core Growth Fund
 (Number of Shares)
Shares sold                               168,938         177,101         458,137          47,812
Shares issued as reinvestment of
 dividends                                 49,923              --          30,801              --
Shares redeemed                          (218,217)       (165,362)       (215,896)        (33,706)
                                     ------------    ------------    ------------    ------------
Net increase (decrease) in shares
 outstanding                                  644          11,739         273,042          14,106
                                     ============    ============    ============    ============
International Core Growth Fund ($)
Shares sold                          $  3,123,367    $  4,037,626    $ 11,335,788    $    888,899
Shares issued as reinvestment of
 dividends                                949,044              --         689,313              --
Shares redeemed                        (4,027,002)     (3,765,765)     (5,138,991)       (610,199)
                                     ------------    ------------    ------------    ------------
Net increase (decrease)              $     45,409    $    271,861    $  6,886,110    $    278,700
                                     ============    ============    ============    ============

                                                            Class C Shares
                                     -----------------------------------------------------------
                                      Six Months      Four Months        Year        Three Months
                                         Ended          Ended           Ended           Ended
                                       April 30,      October 31,      June 30,        June 30,
                                         2001            2000            2000            1999
                                     ------------    ------------    ------------    ------------
International Core Growth Fund
 (Number of Shares)
Shares sold                             4,690,679       1,025,108       1,618,402         113,784
Shares issued as reinvestment of
 dividends                                  4,491              --          33,214              --
Shares redeemed                        (4,844,305)       (925,675)     (1,158,306)        (69,740)
                                     ------------    ------------    ------------    ------------
Net increase (decrease) in shares
 outstanding                             (149,135)         99,433         493,310          44,044
                                     ============    ============    ============    ============
International Core Growth Fund ($)
Shares sold                          $ 84,138,231    $ 23,241,494    $ 39,015,970    $  2,117,597
Shares issued as reinvestment of
 dividends                                857,981              --         745,659              --
Shares redeemed                       (87,570,759)    (21,161,483)    (27,691,220)     (1,298,517)
                                     ------------    ------------    ------------    ------------
Net increase (decrease)              $ (2,574,547)   $  2,080,011    $ 12,070,409    $    819,080
                                     ============    ============    ============    ============

                                                           Class Q Shares
                                     ------------------------------------------------------------
                                      Six Months      Four Months        Year        Three Months
                                         Ended           Ended          Ended           Ended
                                       April 30,      October 31,      June 30,        June 30,
                                         2001            2000            2000            1999
                                     ------------    ------------    ------------    ------------
International Core Growth Fund
 (Number of Shares)
Shares sold                               103,526         165,852         780,577          93,649
Shares issued as reinvestment of
 dividends                                 44,970              --          24,738              --
Shares redeemed                          (272,908)       (193,498)       (615,038)       (228,977)
                                     ------------    ------------    ------------    ------------
Net increase (decrease) in shares
 outstanding                             (124,412)        (27,646)        190,277        (135,328)
                                     ============    ============    ============    ============
International Core Growth Fund ($)
Shares sold                          $  1,954,708    $  3,896,070    $ 20,639,997    $  1,771,267
Shares issued as reinvestment of
 dividends                                886,366              --         572,187              --
Shares redeemed                        (5,230,073)     (4,527,377)    (16,620,923)     (4,253,651)
                                     ------------    ------------    ------------    ------------
Net increase (decrease)              $ (2,388,999)   $   (631,307)   $  4,591,261    $ (2,482,384)
                                     ============    ============    ============    ============

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                             Class A Shares
                                     ----------------------------------------------------------------
                                      Six Months       Four Months         Year         Three Months
                                         Ended            Ended           Ended             Ended
                                       April 30,       October 31,       June 30,         June 30,
                                         2001             2000             2000             1999
                                     -------------    -------------    -------------    -------------
International SmallCap Growth Fund
 (Number of Shares)
Shares sold                             17,417,679        7,284,746       18,367,774        1,367,921
Shares issued as reinvestment
 of dividends                              433,341               --          169,910               --
Shares redeemed                        (17,877,248)      (6,508,231)     (13,311,135)        (997,179)
                                     -------------    -------------    -------------    -------------
Net increase (decrease) in shares
 outstanding                               (26,228)         776,515        5,226,549          370,742
                                     =============    =============    =============    =============
International SmallCap Growth
 Fund ($)
Shares sold                          $ 508,001,984    $ 281,224,096    $ 753,445,372    $  30,182,958
Shares issued as reinvestment
 of dividends                           13,864,436               --        5,544,302               --
Shares redeemed                       (524,963,440)    (252,360,434)    (552,362,495)     (22,024,759)
                                     -------------    -------------    -------------    -------------
Net increase (decrease)              $  (3,097,020)   $  28,863,662    $ 206,627,179    $   8,158,199
                                     =============    =============    =============    =============

                                                             Class B Shares
                                     ----------------------------------------------------------------
                                      Six Months       Four Months         Year         Three Months
                                         Ended            Ended           Ended            Ended
                                       April 30,       October 31,       June 30,         June 30,
                                         2001             2000             2000             1999
                                     -------------    -------------    -------------    -------------
International SmallCap Growth Fund
 (Number of Shares)
Shares sold                                748,191          647,440        2,668,131           98,528
Shares issued as reinvestment
 of dividends                              189,033               --           85,395               --
Shares redeemed                           (719,995)        (364,779)        (465,407)         (55,682)
                                     -------------    -------------    -------------    -------------
Net increase (decrease) in shares
 outstanding                               217,229          282,661        2,288,119           42,846
                                     =============    =============    =============    =============
International SmallCap Growth
 Fund ($)
Shares sold                          $  24,067,427    $  27,240,137    $ 110,600,703    $   2,333,350
Shares issued as reinvestment
 of dividends                            6,411,985               --        2,953,812               --
Shares redeemed                        (22,507,425)     (15,204,196)     (20,315,971)      (1,302,925)
                                     -------------    -------------    -------------    -------------
Net increase (decrease)              $   7,971,987    $  12,035,941    $  93,238,544    $   1,030,425
                                     =============    =============    =============    =============

                                                             Class C Shares
                                     ----------------------------------------------------------------
                                      Six Months       Four Months         Year         Three Months
                                         Ended            Ended           Ended            Ended
                                       April 30,       October 31,       June 30,         June 30,
                                         2001             2000             2000             1999
z                                    -------------    -------------    -------------    -------------
International SmallCap Growth
 Fund (Number of Shares)
Shares sold                             2,210,407        1,025,749        4,361,314          146,271
Shares issued as reinvestment of
 dividends                                207,388               --           80,888               --
Shares redeemed                        (2,524,466)        (736,411)      (1,600,661)         (34,123)
                                    -------------    -------------    -------------    -------------
Net increase (decrease) in shares
 outstanding                             (106,671)         289,338        2,841,541          112,148
                                    =============    =============    =============    =============
International SmallCap Growth
 Fund ($)
Shares sold                         $  62,041,195    $  38,976,927    $ 174,228,168    $   3,168,229
Shares issued as reinvestment of
 dividends                              6,452,890               --        2,568,991               --
Shares redeemed                       (71,341,273)     (28,136,442)     (63,584,070)        (740,072)
                                    -------------    -------------    -------------    -------------
Net increase (decrease)             $  (2,847,188)   $  10,840,485    $ 113,213,089    $   2,428,157
                                    =============    =============    =============    =============

                                                             Class Q Shares
                                    ----------------------------------------------------------------
                                     Six Months       Four Months         Year         Three Months
                                        Ended           Ended            Ended             Ended
                                      April 30,       October 31,       June 30,         June 30,
                                        2001             2000             2000             1999
                                    -------------    -------------    -------------    -------------
International SmallCap Growth
 Fund (Number of Shares)
Shares sold                             3,820,777        2,318,401        6,375,425          529,877
Shares issued as reinvestment of
 dividends                                331,546               --          154,058               --
Shares redeemed                        (3,524,876)      (1,788,278)      (4,450,408)        (269,090)
                                    -------------    -------------    -------------    -------------
Net increase (decrease) in shares
 outstanding                              627,447          530,123        2,079,075          260,787
                                    =============    =============    =============    =============
International SmallCap Growth
 Fund ($)
Shares sold                         $ 119,541,361    $  95,855,054    $ 267,585,482    $  12,505,725
Shares issued as reinvestment of
 dividends                             11,232,791               --        4,781,312               --
Shares redeemed                      (109,861,495)     (75,048,798)    (196,319,048)      (6,328,290)
                                    -------------    -------------    -------------    -------------
Net increase (decrease)             $  20,912,657    $  20,806,256    $  76,047,746    $   6,177,435
                                    =============    =============    =============    =============

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                           Class A Shares
                                    ----------------------------------------------------------------
                                     Six Months       Four Months         Year         Three Months
                                        Ended            Ended           Ended             Ended
                                      April 30,       October 31,       June 30,         June 30,
                                        2001             2000             2000             1999
                                    -------------    -------------    -------------    -------------
Emerging Countries Fund
 (Number of Shares)
Shares sold                             4,427,587        2,018,292        7,123,710        1,064,600
Shares issued in merger                 5,116,118               --               --               --
Shares issued as reinvestment of
 dividends                                     --               --               --               --
Shares redeemed                        (5,599,435)      (2,106,144)      (6,583,130)      (1,382,928)
                                    -------------    -------------    -------------    -------------
Net increase (decrease) in shares
 outstanding                            3,944,270          (87,852)         540,580         (318,328)
                                    =============    =============    =============    =============
Emerging Countries Fund ($)
Shares sold                         $  84,495,797    $  37,136,028    $ 142,495,750    $  16,015,629
Shares issued in merger                71,829,257               --               --               --
Shares issued as reinvestment of
 dividends                                     --               --               --               --
Shares redeemed                       (85,537,913)     (39,399,667)    (131,430,829)     (20,693,691)
                                    -------------    -------------    -------------    -------------
Net increase (decrease)             $  70,787,141    $  (2,263,639)   $  11,064,921    $  (4,678,062)
                                    =============    =============    =============    =============

                                                         Class B Shares
                                    --------------------------------------------------------
                                     Six Months    Four Months        Year      Three Months
                                       Ended          Ended          Ended         Ended
                                     April 30,     October 31,      June 30,      June 30,
                                        2001          2000            2000          1999
                                    -----------    -----------    -----------    -----------
Emerging Countries Fund
 (Number of Shares)
Shares sold                              65,651         72,083        261,876         82,535
Shares issued in merger                 262,850             --             --             --
Shares issued as reinvestment of
 dividends                                   --             --             --             --
Shares redeemed                        (252,932)      (181,835)      (320,122)      (168,473)
                                    -----------    -----------    -----------    -----------
Net increase (decrease) in shares
 outstanding                             75,569       (109,752)       (58,246)       (85,938)
                                    ===========    ===========    ===========    ===========
Emerging Countries Fund ($)
Shares sold                         $ 2,031,535    $ 1,296,696    $ 5,287,628    $ 1,322,669
Shares issued in merger               3,700,055             --             --             --
Shares issued as reinvestment of
 dividends                                   --             --             --             --
Shares redeemed                      (3,790,493)    (3,310,448)    (6,237,718)    (2,572,889)
                                    -----------    -----------    -----------    -----------
Net increase (decrease)             $ 1,941,097    $(2,013,752)   $  (950,090)   $(1,250,220)
                                    ===========    ===========    ===========    ===========

                                                           Class C Shares
                                    ------------------------------------------------------------
                                     Six Months      Four Months        Year        Three Months
                                        Ended          Ended           Ended           Ended
                                      April 30,      October 31,      June 30,        June 30,
                                        2001            2000            2000            1999
                                    ------------    ------------    ------------    ------------
Emerging Countries Fund
 (Number of Shares)
Shares sold                              529,222          80,835         395,139         116,572
Shares issued in merger                  286,653              --              --              --
Shares issued as reinvestment of
 dividends                                    --              --              --              --
Shares redeemed                         (767,105)       (174,804)       (363,300)        (99,525)
                                    ------------    ------------    ------------    ------------
Net increase (decrease) in shares
 outstanding                              48,770         (93,969)         31,839          17,047
                                    ============    ============    ============    ============
Emerging Countries Fund ($)
Shares sold                         $  7,626,900    $  1,412,550    $  7,854,682    $  1,744,612
Shares issued in merger                3,875,431              --              --              --
Shares issued as reinvestment of
 dividends                                    --              --              --              --
Shares redeemed                      (10,642,535)     (3,092,478)     (6,755,539)     (1,481,896)
                                    ------------    ------------    ------------    ------------
Net increase (decrease)             $    859,796    $ (1,679,928)   $  1,099,143    $    262,716
                                    ============    ============    ============    ============

                                                          Class Q Shares
                                    ------------------------------------------------------------
                                     Six Months      Four Months        Year        Three Months
                                       Ended           Ended           Ended           Ended
                                     April 30,       October 31,      June 30,        June 30,
                                        2001            2000            2000            1999
                                    ------------    ------------    ------------    ------------
Emerging Countries Fund
 (Number of Shares)
Shares sold                            1,521,308       1,364,617       4,383,749       1,208,239
Shares issued in merger                       --              --              --              --
Shares issued as reinvestment of
 dividends                                    --              --              --              --
Shares redeemed                       (3,509,898)     (1,825,785)     (3,235,471)       (459,541)
                                    ------------    ------------    ------------    ------------
Net increase (decrease) in shares
 outstanding                          (1,988,590)       (461,168)      1,148,278         748,698
                                    ============    ============    ============    ============
Emerging Countries Fund ($)
Shares sold                         $ 23,450,765    $ 26,686,067    $ 94,747,678    $ 19,053,123
Shares issued in merger                       --              --              --              --
Shares issued as reinvestment of
 dividends                                    --              --              --              --
Shares redeemed                      (54,466,746)    (34,329,659)    (67,344,187)     (7,234,180)
                                    ------------    ------------    ------------    ------------
Net increase (decrease)             $(31,015,981)   $ (7,643,592)   $ 27,403,491    $ 11,818,943
                                    ============    ============    ============    ============

-------
Pilgrim
Funds
-------

   NOTES TO FINANCIAL STATEMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 11 -- CHANGE IN FUND'S YEAR-END

Effective October 31, 2000 Worldwide Growth, International Core Growth, International SmallCap Growth and Emerging Countries changed their fiscal year-end from June 30 to October 31. Effective October 31, 2000, International changed its fiscal year-end from December 31 to October 31. This change was done to facilitate the administration of the Funds.

NOTE 12 -- REORGANIZATIONS

On February 23, 2001, March 23, 2001 and April 27, 2001, certain Funds, as listed below (each an :"Acquiring Fund"), acquired the assets and certain liabilities of other Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 11 -- Capital Shares. Net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                                            Acquired Fund
                                                         Total net          Total net         Unrealized
                                                         assets of          assets of        appreciation/
   Acquiring                 Acquired                  Acquired Fund     Acquiring Fund     (depreciation)
     Fund                      Fund                       (000's)            (000's)            (000's)
     ----                      ----                       -------            -------            -------
Worldwide Growth       Global Corporate Leaders           $10,838           $489,351          $   1,710
                       Global Brand Names                  44,892            489,351             (1,860)
International          International Equity                39,847             16,254             (6,927)
Emerging Countries     Emerging Markets Value              10,380            121,887             (1,352)
                       Emerging Markets Equity              6,473            134,612             (1,893)
                       Worldwide Emerging Markets          62,552            121,887            (15,060)

The net assets of Worldwide Growth, International and Emerging Countries, after the acquisitions were approximately $545,081,000, $56,101,000 and $194,819,000, respectively.

NOTE 13 -- FOREIGN TAXES WITHHELD

For the periods indicated below the Funds had foreign taxes withheld which have been deducted from dividend income:

                                   Six Months           Periods
                                     Ended               Ended
                                    April 30,         October 31,
                                      2001                2000
                                   ----------       --------------
Worldwide Growth                   $  175,884       $  100,499 (1)
International Value                 3,036,129        5,170,145 (2)
International                          34,915           39,256 (3)
International Core Growth              38,869               -- (1)
International SmallCap Growth         492,681          101,407 (1)
Emerging Countries                    160,763           56,592 (1)

----------
(1)  For the period July 1, 2000 thru October 31, 2000
(2)  For the year ended October 31, 2000
(3)  For the period January 1, 2000 thru October 31, 2000

Pilgrim
Worldwide
Growth Fund

            PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                               Value
  ------                                                               -----

COMMON STOCK: 91.53%

                   AUSTRALIA: 0.31%
    530,000        Foster's Brewing Group Ltd.                    $   1,332,971
     21,800        News Corporation Ltd.                                207,145
                                                                  -------------
                   Total Australia                                    1,540,116
                                                                  -------------
                   BELGIUM: 0.46%
     88,300        Fortis (B)                                         2,271,981
                                                                  -------------
                   Total Belgium                                      2,271,981
                                                                  -------------
                   BRAZIL: 1.08%
    174,800        Tele Norte Leste Participacoes SA ADR              3,055,504
     19,300        Telecomunicacoes Brasileiras SA ADR                  988,932
     54,900        Unibanco -- Uniao de Bancos Brasileiros GDR        1,320,345
                                                                  -------------
                   Total Brazil                                       5,364,781
                                                                  -------------
                   CANADA: 2.23%
     56,000        Alberta Energy Co. Ltd.                            2,754,427
    116,000   @    Anderson Exploration Ltd.                          2,643,229
     28,500   @    C-Mac Industries, Inc.                               920,550
    125,400        Nortel Networks Corp.                              1,918,620
    280,000        Placer Dome, Inc.                                  2,833,600
                                                                  -------------
                   Total Canada                                      11,070,426
                                                                  -------------
                   CHINA: 0.48%
 10,700,000        PetroChina Co. Ltd.                                2,291,191
      5,000        PetroChina Co. Ltd. ADR                              107,750
                                                                  -------------
                   Total China                                        2,398,941
                                                                  -------------
                   DENMARK: 0.42%
     55,000        Novo-Nordisk A/S                                   2,091,851
                                                                  -------------
                   Total Denmark                                      2,091,851
                                                                  -------------
                   FINLAND: 0.54%
     34,120        Nokia OYJ                                          1,129,182
    140,000        Sonera OYJ                                         1,548,961
                                                                  -------------
                   Total Finland                                      2,678,143
                                                                  -------------
                   FRANCE: 5.58%
     44,100        Aventis SA                                     $   3,415,851
     20,730        Axa                                                2,446,228
        820        Cap Gemini SA                                        118,517
     34,800        France Telecom                                     2,531,857
    105,100   @    Infogrames Entertainment                           2,190,442
     30,390        L'Oreal                                            2,212,358
     18,500        Louis Vuitton Moet Hennessy                        1,142,423
    277,400   @    Orange SA                                          2,923,943
     59,133        Sodexho Alliance SA                                2,911,849
     21,370        TotalFinaElf SA                                    3,185,370
     31,000        Valeo SA                                           1,430,247
     45,713        Vivendi Universal                                  3,165,619
                                                                  -------------
                   Total France                                      27,674,704
                                                                  -------------
                   GERMANY: 2.84%
      9,800        Adidas-Salomon AG                                    594,655
     14,700        Allianz AG                                         4,232,316
      1,711        DaimlerChrysler AG                                    85,681
     65,854        Deutsche Bank AG                                   5,375,465
     52,800        E.ON AG                                            2,658,556
     22,800        Volkswagen AG                                      1,132,841
                                                                  -------------
                   Total Germany                                     14,079,514
                                                                  -------------
                   HONG KONG: 2.83%
    476,000        Cheung Kong Holdings                               5,294,653
    108,900   @    China Mobile Hong Kong Ltd. ADR                    2,757,348
  1,372,000        Hong Kong Exchanges and Clearing Ltd.              2,462,880
    325,800        Hutchison Whampoa                                  3,498,622
                                                                  -------------
                   Total Hong Kong                                   14,013,503
                                                                  -------------
                   IRELAND: 0.88%
     32,450   @    Elan Corp. PLC ADR                                 1,627,368
    258,945   @    Ryanair Holdings PLC                               2,715,633
                                                                  -------------
                   Total Ireland                                      4,343,001
                                                                  -------------
                   ISRAEL: 1.25%
     64,250   @    Check Point Software Technologies                  4,030,403
     40,250        Teva Pharmaceutical Industries ADR                 2,191,613
                                                                  -------------
                   Total Israel                                       6,222,016
                                                                  -------------
                   ITALY: 0.39%
    199,400        Edison SPA                                         1,926,633
                                                                  -------------
                   Total Italy                                        1,926,633
                                                                  -------------
                   JAPAN: 8.47%
     21,000        Canon, Inc.                                    $     824,263
     98,000        Dai Nippon Printing Co. Ltd.                       1,331,623
     40,600        Fanuc Ltd.                                         2,270,433
     13,000        Fuji Photo Film Co. Ltd.                             523,935
     28,000        Honda Motor Co. Ltd.                               1,126,209
     31,000        Hoya Corp.                                         2,032,129
      5,000        Ito-Yokado Co. Ltd.                                  278,801
     85,000        Marui Co. Ltd.                                     1,148,100
    120,000        Matsushita Electric Industrial Co. Ltd.            2,000,566
        292   @    Mitsubishi Tokyo Finance Group, Inc.               2,977,542
    185,000        Mitsui Fudosan Co. Ltd.                            1,834,055
    795,000        Nippon Steel Corp.                                 1,466,920
        160        Nippon Telegraph & Telephone Corp.                 1,016,469
    322,000        Nomura Securities Co. Ltd.                         6,801,440
         89        NTT Docomo, Inc.                                   1,829,482
     23,300        Otsuka Kagu Ltd.                                   1,678,226
    104,000        Pioneer Corp.                                      3,105,734
    140,000        Sekisui House Ltd.                                 1,204,386
     67,100        Sony Corp.                                         5,017,634
     42,800        Tokyo Electron Ltd.                                3,117,388
     13,200        Toyota Motor Corp.                                   439,056
                                                                  -------------
                   Total Japan                                       42,024,391
                                                                  -------------
                   MEXICO: 0.43%
  1,140,000        Grupo Financiero Banamex Accival SA                2,134,730
                                                                  -------------
                   Total Mexico                                       2,134,730
                                                                  -------------
                   NETHERLANDS: 3.04%
      3,100        Aegon NV                                             103,418
     59,925   @    ASM Lithography Holding NV                         1,584,420
    239,600   @    ASM Lithography Holding NV ADR                     6,485,972
     13,000        Gucci Group NV ADR                                 1,183,650
     45,000        Heineken NV                                        2,333,689
     56,800        Royal Dutch Petroleum Co.                          3,396,677
                                                                  -------------
                   Total Netherlands                                 15,087,826
                                                                  -------------

                 See Accompanying Notes to Financial Statements

Pilgrim
Worldwide
Growth Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                               Value
  ------                                                               -----

                   SINGAPORE: 1.14%
    210,800   @    Flextronics Intl. Ltd.                         $   5,668,412
                                                                  -------------
                   Total Singapore                                    5,668,412
                                                                  -------------
                   SOUTH KOREA: 0.23%
     64,720        Korea Electric Power Corp.                         1,117,980
                                                                  -------------
                   Total South Korea                                  1,117,980
                                                                  -------------
                   SPAIN: 1.32%
    183,000        Altadis SA                                         2,273,135
    130,300   @    Sogecable SA                                       2,936,460
     76,300   @    Telefonica SA                                      1,291,662
        521   @    Telefonica SA ADR                                     26,185
                                                                  -------------
                   Total Spain                                        6,527,442
                                                                  -------------
                   SWEDEN: 1.02%
    220,100        Europolitan Holdings AB                            1,716,849
    348,200        Swedish Match AB                                   1,524,393
    131,000        Telefonaktiebolaget LM Ericsson                      842,330
    152,000        Telefonaktiebolaget LM Ericsson ADR                  978,159
                                                                  -------------
                   Total Sweden                                       5,061,731
                                                                  -------------
                   SWITZERLAND: 2.96%
      1,017        Nestle SA                                          2,105,694
      2,007        Novartis                                           3,118,928
        613   @    Roche Holding AG                                   4,402,675
        264   @    Syngenta AG                                           13,376
     18,920        UBS AG                                             2,879,142
      6,100        Zurich Financial Services AG                       2,169,467
                                                                  -------------
                   Total Switzerland                                 14,689,282
                                                                  -------------
                   THAILAND: 0.28%
    467,000   @    Siam City Cement                                   1,411,741
                                                                  -------------
                   Total Thailand                                     1,411,741
                                                                  -------------
                   UNITED KINGDOM: 8.68%
    214,300        BAA PLC                                        $   1,882,256
     89,200        Barclays PLC                                       2,871,015
     32,200        BP PLC                                               288,809
    191,900   @    British SKY Broadcasting PLC                       2,401,989
     17,800        British Telecommunications PLC                       142,083
    171,300        Cable & Wireless PLC                               1,258,305
    458,752        Cadbury Schweppes PLC                              2,828,416
    410,400        Capita Group PLC                                   2,903,098
  3,541,900        Corus Group PLC                                    3,622,683
    220,314        Diageo PLC                                         2,316,421
    287,600   @    Energis PLC                                        1,497,540
    268,000        HSBC Holdings PLC                                  3,401,975
    168,600        Marconi PLC                                          987,642
    137,800        Pizzaexpress PLC                                   1,636,929
    119,800        Provident Financial PLC                            1,379,560
     88,500        Reckitt Benckiser PLC                              1,207,124
    283,100        Reed International PLC                             2,806,475
     87,600        Rio Tinto PLC                                      1,774,416
    122,325        Royal Bank of Scotland Group PLC                   2,833,023
  1,649,930        Vodafone Group PLC                                 5,009,579
                                                                  -------------
                   Total United Kingdom                              43,049,338
                                                                  -------------
                   UNITED STATES: 44.67%
     10,800        Alcoa, Inc.                                          447,120
     94,400   @    AOL Time Warner, Inc.                              4,767,200
    109,200   @    Applied Materials, Inc.                            5,962,320
    168,800        Baker Hughes, Inc.                                 6,632,152
     50,700        Bank of America Corp.                              2,839,200
     34,900        Baxter Intl., Inc.                                 3,181,135
    104,500   @    BEA Systems, Inc.                                  4,268,825
     44,300        Boeing Co.                                         2,737,740
     85,800   @    Calpine Corp.                                      4,889,742
    146,800   @    CIENA Corp.                                        8,082,808
      8,066        Citigroup, Inc.                                      396,444
     95,500   @    Comcast Corp.                                      4,193,405
    174,800        Computer Associates Intl., Inc.                    5,626,812
     99,200   @    Comverse Technology, Inc.                          6,795,200
    226,000   @    Dell Computer Corp.                                5,941,540
    154,160        Disney (Walt) Co.                                  4,663,340
     36,700        EL Paso Corp.                                      2,524,960
     36,300        Electronic Data Systems Corp.                      2,341,350
    171,900   @    EMC Corp.-Mass.                                    6,807,240
      3,200        Exxon Mobil Corp.                                    283,520
     52,600        Fannie Mae                                     $   4,221,676
    146,800        First Union Corp.                                  4,399,596
     37,000        Ford Motor Co.                                     1,090,760
     66,700        Freddie Mac                                        4,388,860
    256,100        The Gap, Inc.                                      7,096,531
     55,400   @    Gemstar-TV Guide Intl., Inc.                       2,300,208
      6,600        General Electric Co.                                 320,298
    141,700        HCA -- The Healthcare Co.                          5,483,790
    104,900        Home Depot, Inc.                                   4,940,790
     78,300        Intel Corp.                                        2,420,253
     81,100        International Business Machines Corp.              9,337,854
    183,400   @    Intuit, Inc.                                       5,876,136
     18,900        Johnson & Johnson                                  1,823,472
    136,500   @    Juniper Networks, Inc.                             8,057,595
     77,900   @    Lam Research Corp.                                 2,305,840
    110,800        Lucent Technologies, Inc.                          1,109,108
     76,800   @    Maxim Integrated Products                          3,924,480
     64,000        McDonald's Corp.                                   1,760,000
     82,100        McKesson HBOC, Inc.                                2,531,964
    169,700   @    Micron Technology, Inc.                            7,700,986
    161,100   @    Microsoft Corp.                                   10,914,525
      6,100        Morgan Stanley Dean Witter & Co.                     383,019
     39,400   @    National Semiconductor Corp.                       1,134,720
     29,000        Northrop Grumman Corp.                             2,617,250
     64,700   @    Novellus Systems, Inc.                             3,568,205
     68,000   @    Oracle Corp.                                       1,098,880
     10,400        Philip Morris Companies, Inc.                        521,144
      1,600        Schlumberger Ltd.                                    106,080
     70,100   @    Siebel Systems, Inc.                               3,195,158
    111,900        Target Corp.                                       4,302,555
    105,300        Texas Instruments, Inc.                            4,075,110
    151,300        Transocean Sedco Forex, Inc.                       8,212,564
    101,050   @    Tycom Ltd.                                         1,464,215
    167,700   @    USA Networks, Inc.                                 4,200,885
     80,600   @    Veritas Software Corp.                             4,804,566
      5,800        Wal-Mart Stores, Inc.                                300,092
     87,009   @    Williams Communications Group                        393,281
    105,800        Williams Cos., Inc.                                4,461,586
     28,000        Wrigley (WM.) JR Co.                               1,352,680
                                                                  -------------
                   Total United States                              221,578,765
                                                                  -------------
                   Total Common Stock
                    (Cost $464,798,467)                             454,027,248
                                                                  -------------

                 See Accompanying Notes to Financial Statements

Pilgrim
Worldwide
Growth Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                               Value
  ------                                                               -----

PREFERRED STOCK: 1.31%

                   GERMANY
     37,659        Henkel KGaA                                    $   2,372,319
     64,300        Prosieben SAT.1 Media AG                           1,143,856
     49,900        Rhoen Klinikum AG                                  2,798,103
      1,200        SAP AG                                               191,114
                                                                  -------------
                   Total Germany                                      6,505,392
                                                                  -------------
                   Total Preferred Stock
                    (Cost $6,662,410)                                 6,505,392
                                                                  -------------
                   Total Long-Term Investments
                    (Cost $471,460,877)                             460,532,640
                                                                  -------------

Principal
 Amount                                                                Value
 ------                                                                -----

 SHORT-TERM INVESTMENTS: 7.20%

                   Government Obligations: 7.20%
$14,200,000        Federal National Mortgage Association Notes,
                    4.500%, due 05/01/01                          $  14,197,239
 21,500,000        U.S. Treasury Bills, 4.140%, due 05/03/01         21,500,000
                                                                  -------------
                                                                     35,697,239
                                                                  -------------
                   Total Short-Term Investments
                    (Cost $35,697,239)                               35,697,239
                                                                  -------------
                   Total Investments in Securities
                    (Cost $ 507,158,116)*               100.04%   $ 496,229,879
                   Other Assets and Liabilities-Net      -0.04%        (202,321)
                                                        ------    -------------
                   Net Assets                           100.00%   $ 496,027,558
                                                        ======    =============

@    Non-income producing security
ADR  American Depostiory Receipt
GDR  Global Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                   Gross Unrealized Appreciation                  $  24,555,086
                   Gross Unrealized Depreciation                    (35,483,323)
                                                                  -------------
                         Net Unrealized Depreciation              $ (10,928,237)
                                                                  =============

                 See Accompanying Notes to Financial Statements

Pilgrim
Worldwide
Growth Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                             Net Assets
--------                                                             ----------
Aerospace/Defense                                                       1.08%
Agriculture                                                             0.87%
Airlines                                                                0.55%
Apparel                                                                 0.36%
Auto Manufacturers                                                      0.78%
Auto Parts & Equipment                                                  0.29%
Banks                                                                   5.83%
Beverages                                                               0.97%
Brewery                                                                 0.47%
Building Materials                                                      0.28%
Chemicals                                                               0.00%
Commercial Services                                                     1.36%
Computers                                                               5.92%
Cosmetics/Personal Care                                                 0.45%
Diversified Finanancial Services                                        4.93%
Electric                                                                2.13%
Electronics                                                             1.78%
Engineering & Construction                                              0.38%
Food                                                                    1.85%
Healthcare -- Products                                                  1.42%
Healthcare -- Services                                                  1.67%
Holding Companies -- Diversified                                        0.70%
Home Builders                                                           0.24%
Home Furnishings                                                        2.04%
Household Products/Wares                                                0.72%
Insurance                                                               1.80%
Internet                                                                0.81%
Iron/Steel                                                              1.03%
Media                                                                   6.61%
Medical Drugs                                                           1.52%
Mining                                                                  1.02%
Miscellaneous Manufacturing                                             0.17%
Office/Business Equip                                                   0.17%
Oil & Gas                                                               6.03%
Pharmaceuticals                                                         1.88%
Pipelines                                                               1.41%
Real Estate                                                             1.44%
Retail                                                                  4.67%
Semiconductors                                                          8.52%
Software                                                                6.72%
Telecommunications                                                     11.97%
Short-Term Investments                                                  7.20%
Other Assets and Liabilities, Net                                       -0.04%
                                                                      ------
Net Assets                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

Pilgrim
International
Value Fund

            PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                               Value
  ------                                                               -----

COMMON STOCK: 96.19%

                   BERMUDA: 0.87%
 17,970,585        First Pacific Co.                             $    4,124,548
  3,021,555        Jardine Matheson Holdings Ltd.                    17,525,019
                                                                 --------------
                   Total Bermuda                                     21,649,567
                                                                 --------------
                   BRAZIL: 6.32%
  4,802,400        Banco Bradesco SA ADR                             27,181,584
  3,958,900        Centrais Eletricas Brasileiras SA ADR             33,639,961
  1,224,200        Companhia de Bebidas das Americas ADR             29,870,480
  1,472,300        Petroleo Brasileiro SA ADR                        35,744,647
    532,786        Tele Norte Leste Participacoes SA ADR              9,313,099
    420,700        Telecomunicacoes Brasileiras SA ADR               21,556,668
                                                                 --------------
                   Total Brazil                                     157,306,439
                                                                 --------------
                   CHINA: 0.95%
110,680,000        PetroChina Company Ltd.                           23,699,910
                                                                 --------------
                   Total China                                       23,699,910
                                                                 --------------
                   DENMARK: 1.83%
  2,821,800        Danske Bank A/S                                   45,444,744
                                                                 --------------
                   Total Denmark                                     45,444,744
                                                                 --------------
                   FRANCE: 7.63%
  1,628,500        Alcatel SA                                        53,027,342
  1,485,000        Alstom                                            42,820,905
    225,800        Eridania Beghin-Say                               18,721,872
  1,463,100        Michelin (C.G.D.E.)                               48,563,250
    179,492        TotalFinaElf SA                                   26,754,720
                                                                 --------------
                   Total France                                     189,888,089
                                                                 --------------
                   GERMANY: 6.33%
    805,500        BASF AG                                           34,647,682
  1,066,968        Bayerische Motoren Werke AG                       35,405,361
  1,438,300        Deutsche Telekom                                  37,263,046
    999,588        E.ON AG                                           50,330,695
                                                                 --------------
                   Total Germany                                    157,646,784
                                                                 --------------
                   HONG KONG: 1.36%
  6,146,000        Swire Pacific Ltd.                                33,886,139
                                                                 --------------
                   Total Hong Kong                                   33,886,139
                                                                 --------------
                   IRELAND: 2.57%
  2,012,800        Allied Irish Banks PLC                            22,144,625
  4,322,900        Bank of Ireland                                   41,768,521
                                                                 --------------
                   Total Ireland                                     63,913,146
                                                                 --------------
                   ITALY: 3.25%
  6,711,300        ENI-Ente Nazionale Idrocarburi S.p.A.         $   45,969,521
  3,129,200        Telecom Italia S.p.A.                             34,788,077
                                                                 --------------
                   Total Italy                                       80,757,598
                                                                 --------------
                   JAPAN: 18.61%
    654,000        Daiichi Pharmaceutical Co. Ltd.                   14,237,527
  3,937,000        Daiwa House Industry Co. Ltd.                     31,670,602
  1,878,900        Hitachi Ltd.                                      18,216,503
      6,910        Japan Tobacco, Inc.                               46,135,636
  9,584,000        Komatsu Ltd.                                      54,293,691
  2,798,000        Matsushita Electric Industrial Co. Ltd.           46,646,542
 10,636,000        Mitsubishi Heavy Industries Ltd.                  43,468,457
      3,773   @    Mitsubishi Tokyo Finance Group, Inc.              38,473,515
  7,603,000        Nippon Mitsubishi Oil Corp.                       44,240,334
      7,189        Nippon Telegraph & Telephone Corp.                45,671,225
  3,327,600        Sumitomo Mitsui Banking Corp.                     31,077,169
  4,674,400        Tokio Marine & Fire Insurance                     49,178,326
                                                                 --------------
                   Total Japan                                      463,309,527
                                                                 --------------
                   MEXICO: 3.17%
    986,060        America Movil SA de CV ADR                        18,143,504
  1,756,160        Telefonos de Mexico SA ADR                        60,763,136
                                                                 --------------
                   Total Mexico                                      78,906,640
                                                                 --------------
                   NETHERLANDS: 0.55%
    328,000        Akzo Nobel NV                                     13,663,296
                                                                 --------------
                   Total Netherlands                                 13,663,296
                                                                 --------------
                   NEW ZEALAND: 2.06%
 19,047,466        Telecom Corp. of New Zealand Ltd.                 51,393,808
                                                                 --------------
                   Total New Zealand                                 51,393,808
                                                                 --------------
                   PORTUGAL: 1.44%
  3,684,816        Portugal Telecom SGPS SA                          35,766,723
                                                                 --------------
                   Total Portugal                                    35,766,723
                                                                 --------------
                   SINGAPORE: 0.80%
  2,285,191        DBS Group Holdings Ltd.                           19,953,068
                                                                 --------------
                   Total Singapore                                   19,953,068
                                                                 --------------
                   SOUTH AFRICA: 1.29%
    765,000        De Beers Consolidated Mines Ltd.                  32,086,177
                                                                 --------------
                   Total South Africa                                32,086,177
                                                                 --------------
                   SOUTH KOREA: 3.14%
  3,669,900        Korea Electric Power Corp. ADR                $   34,607,157
    120,000        Korea Telecom ADR                                  3,315,600
  2,015,000        Pohang Iron & Steel Co. ADR                       40,320,150
                                                                 --------------
                   Total South Korea                                 78,242,907
                                                                 --------------
                   SPAIN: 4.11%
  2,873,000        Altadis SA                                        35,686,971
  1,462,533        Banco Bilbao Vizcaya Argentaria SA                20,788,072
  2,701,918        Telefonica SA                                     45,740,042
                                                                 --------------
                   Total Spain                                      102,215,085
                                                                 --------------
                   SWITZERLAND: 4.40%
    185,700        Swisscom AG                                       48,275,471
    172,476        Zurich Financial Services AG                      61,341,148
                                                                 --------------
                   Total Switzerland                                109,616,619
                                                                 --------------
                   UNITED KINGDOM: 24.81%
    980,000        Allied Domecq PLC                                  6,000,092
  7,647,000        BAE Systems PLC                                   36,208,215
  1,265,000        BOC Group PLC                                     18,602,515
  9,121,200        British American Tobacco PLC                      73,981,489
  5,372,100        British Telecommunications PLC                    42,881,140
  2,436,507        Cadbury Schweppes PLC                             15,022,180
 23,251,000        Corus Group PLC                                   23,781,307
  7,015,212        Diageo PLC                                        73,759,196
  2,945,600        HSBC Holdings PLC                                 37,391,254
  6,040,800        Imperial Chemical Industries PLC                  35,775,263
  5,429,000        Innogy Holdings PLC                               16,017,762
 23,277,898        Invensys PLC                                      48,783,103
 14,994,750        Marks & Spencer PLC                               57,485,995
  1,633,500        Reckitt Benckiser PLC                             22,280,651
  1,330,000        Rolls-Royce PLC                                    4,052,465
  6,616,400        South African Breweries PLC                       45,430,867
  7,959,000        Unilever PLC                                      60,114,669
                                                                 --------------
                   Total United Kingdom                             617,568,163
                                                                 --------------
                   VENEZUELA: 0.70%
    759,700        Compania Anonima Nacional Telefonos
                    de Venezuela ADR                                 17,404,727
                                                                 --------------
                   Total Venezuela                                   17,404,727
                                                                 --------------
                   Total Common Stock
                    (Cost $2,333,372,723)                         2,394,319,156
                                                                 --------------
                   Total Long-Term Investments
                    (Cost $2,333,372,723)                         2,394,319,156
                                                                 --------------

                 See Accompanying Notes to Financial Statements

Pilgrim
International
Value Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                       Value
                                                                       -----

                   Total Investments in Securities
                    (Cost $ 2,333,372,723)*              96.19%  $2,394,319,156
                   Other Assets and Liabilities-Net       3.81%      94,714,835
                                                        ------   --------------
                   Net Assets                           100.00%  $2,489,033,991
                                                        ======   ==============

@    Non-income producing security
ADR  American Depostiory Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                   Gross Unrealized Appreciation                 $  253,560,211
                   Gross Unrealized Depreciation                   (192,613,778)
                                                                 --------------
                         Net Unrealized Appreciation             $   60,946,433
                                                                 ==============

                 See Accompanying Notes to Financial Statements

Pilgrim
International
Value Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                             Net Assets
--------                                                             ----------
Aerospace/Defense                                                       1.62%
Agriculture                                                             7.01%
Auto Manufacturers                                                      1.42%
Auto Parts&Equipment                                                    1.95%
Banks                                                                  11.42%
Beverages                                                               6.23%
Chemicals                                                               4.13%
Electrical Compo&Equip                                                  6.14%
Food                                                                    3.02%
Holding Companies -- Divers                                             2.23%
Home Builders                                                           1.27%
Home Furnishings                                                        1.87%
Household Products/Wares                                                0.89%
Insurance                                                               4.44%
Iron/Steel                                                              2.58%
Machinery -- Diversified                                                3.90%
Mining                                                                  1.29%
Miscellaneous Manufactur                                                3.71%
Oil & Gas                                                               7.09%
Pharmaceuticals                                                         0.57%
Retail                                                                  2.31%
Telecommunications                                                     21.10%
Other Assets and Liabilities, Net                                       3.81%
                                                                      ------
NET ASSESTS                                                           100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

Pilgrim
International
Fund

            PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                               Value
  ------                                                               -----

COMMON STOCK: 84.57%

                   BELGIUM: 0.94%
    20,050         Fortis (B)                                      $    515,892
                                                                   ------------
                   Total Belgium                                        515,892
                                                                   ------------
                   BRAZIL: 1.77%
    39,400         Tele Norte Leste Participacoes SA ADR                688,712
    11,900         Unibanco -- Uniao de Bancos Brasileiros GDR          286,195
                                                                   ------------
                   Total Brazil                                         974,907
                                                                   ------------
                   CANADA: 1.02%
    55,600         Placer Dome, Inc.                                    562,672
                                                                   ------------
                   Total Canada                                         562,672
                                                                   ------------
                   DENMARK: 0.88%
    12,800         Novo-Nordisk A/S                                     486,831
                                                                   ------------
                   Total Denmark                                        486,831
                                                                   ------------
                   FINLAND: 1.45%
     8,640         Nokia OYJ                                            285,936
    46,009         Sonera OYJ                                           509,044
                                                                   ------------
                   Total Finland                                        794,980
                                                                   ------------
                   FRANCE: 11.16%
     4,500         Aventis SA                                           348,556
     2,150         Aventis SA                                           165,388
     6,385    @    Axa                                                  753,457
     8,200         France Telecom                                       596,587
    27,000    @    Infogrames Entertainment                             562,721
    59,200    @    Orange SA                                            623,999
    13,294         Sodexho Alliance SA                                  654,628
     3,815         TotalFinaElf SA                                      568,656
     6,144         TotalFinaElf SA ADR                                  460,186
     8,900         Valeo SA                                             410,619
    14,266         Vivendi Universal                                    987,919
                                                                   ------------
                   Total France                                       6,132,716
                                                                   ------------
                   GERMANY: 5.34%
     2,120         Allianz AG                                           610,375
    14,889         Deutsche Bank AG                                   1,215,344
    25,130         Deutsche Post AG                                     428,541
     2,380         Muenchener Rueckversicherungs AG                     678,644
                                                                   ------------
                   Total Germany                                      2,932,904
                                                                   ------------
                   HONG KONG: 3.17%
    24,600    @    China Mobile Hong Kong Ltd. ADR                 $    622,872
   292,000         Hong Kong Exchanges and Clearing Ltd.                524,170
    55,200         Hutchison Whampoa                                    592,768
                                                                   ------------
                   Total Hong Kong                                    1,739,810
                                                                   ------------
                   IRELAND: 0.75%
    39,400    @    Ryanair Holdings PLC                                 413,199
                                                                   ------------
                   Total Ireland                                        413,199
                                                                   ------------
                   ISRAEL: 1.39%
     2,850    @    Check Point Software Technologies                    178,781
     1,050    @    Orbotech Ltd.                                         36,162
    10,100         Teva Pharmaceutical Industries ADR                   549,945
                                                                   ------------
                   Total Israel                                         764,888
                                                                   ------------
                   ITALY: 2.52%
    28,340         Assicurazioni Generali                               915,266
   125,480         IntesaBci S.p.A.                                     470,935
v
                   Total Italy                                        1,386,201
                                                                   ------------
                   JAPAN: 15.15%
    50,000         Aiwa                                                 390,483
     5,000         Canon, Inc.                                          196,253
    23,000         Dai Nippon Printing Co. Ltd.                         312,524
     3,000         Hoya Corp.                                           196,658
     1,800         Jafco Co. Ltd.                                       212,390
    20,000         Marui Co. Ltd.                                       270,141
    29,000         Matsushita Electric Industrial Co. Ltd.              483,470
    67,000         Mitsubishi Heavy Industries Ltd.                     273,823
        60    @    Mitsubishi Tokyo Finance Group, Inc.                 611,824
    62,000         Mitsui Fudosan Co. Ltd.                              614,656
    44,000         Nikko Securities Co. Ltd.                            373,892
     1,400         Nintendo Co. Ltd.                                    225,468
   165,000         Nippon Steel Corp.                                   304,455
    32,000         Nomura Securities Co. Ltd.                           675,920
        18         NTT Docomo, Inc.                                     370,008
     9,100         Otsuka Kagu Ltd.                                     655,444
    16,000         Pioneer Corp.                                        477,805
    33,000         Sekisui House Ltd.                                   283,891
     9,500         Sony Corp.                                           710,395
     9,400         Tokyo Electron Ltd.                                  684,660
                                                                   ------------
                   Total Japan                                        8,324,160
                                                                   ------------
                   NETHERLANDS: 3.52%
    10,400    @    ASM Lithography Holding NV                      $    274,977
    21,290         Royal Dutch Petroleum Co.                          1,273,156
    16,380         TNT Post Group NV                                    385,855
                                                                   ------------
                   Total Netherlands                                  1,933,988
                                                                   ------------
                   NEW ZEALAND: 0.41%
   232,000         Fletcher Building Ltd.                               225,277
                                                                   ------------
                   Total New Zealand                                    225,277
                                                                   ------------
                   SPAIN: 3.52%
    17,750         Banco Popular Espanol                                633,727
    29,300    @    Sogecable SA                                         660,309
    37,927         Telefonica SA                                        642,056
                                                                   ------------
                   Total Spain                                        1,936,092
                                                                   ------------
                   SWEDEN: 2.27%
    39,500         Europolitan Holdings AB                              308,112
    23,180         Foreningssparbanken                                  274,607
    83,922         Swedish Match AB                                     367,404
    46,000         Telefonaktiebolaget LM Ericsson                      296,022
                                                                   ------------
                   Total Sweden                                       1,246,145
                                                                   ------------
                   SWITZERLAND: 8.14%
       245         Nestle SA                                            507,272
       470    @    Novartis                                             730,392
       179    @    Roche Holding AG                                   1,285,610
       174         Swiss Re                                             342,514
     7,176         UBS AG                                             1,092,005
     1,443         Zurich Financial Services AG                         513,203
                                                                   ------------
                   Total Switzerland                                  4,470,996
                                                                   ------------
                   THAILAND: 0.18%
    32,800    @    Siam City Cement                                      99,154
                                                                   ------------
                   Total Thailand                                        99,154
                                                                   ------------

                 See Accompanying Notes to Financial Statements

Pilgrim
International
Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                               Value
  ------                                                               -----

                  UNITED KINGDOM: 19.93%
    35,000        Barclays PLC                                     $  1,126,519
    87,100        BP PLC                                                781,221
    42,900   @    British SKY Broadcasting PLC                          536,974
    29,135        Cable & Wireless PLC                                  214,015
    75,983        Cadbury Schweppes PLC                                 468,470
    57,600        Capita Group PLC                                      407,452
   206,400        Corus Group PLC                                       211,108
    48,778        Diageo PLC                                            512,861
    86,000        Enterprise Oil PLC                                    744,289
    48,650        GlaxoSmithKline PLC                                 1,285,398
    64,200        Marconi PLC                                           376,076
    45,000        Matalan PLC                                           267,790
    27,600        Pizzaexpress PLC                                      327,861
    15,500        Provident Financial PLC                               178,491
    19,900        Reckitt Benckiser PLC                                 271,432
    77,000        Reed Intl. PLC                                        763,329
    14,680        Rio Tinto PLC                                         297,356
    29,125        Royal Bank of Scotland Group PLC                      674,529
   127,900        Tesco PLC                                             457,403
   345,972        Vodafone Group PLC                                  1,050,453
                                                                   ------------
                  Total United Kingdom                               10,953,027
                                                                   ------------
                  UNITED STATES: 1.06%
     6,000   @    Mercury Interactive Corp.                             396,900
     2,800        Schlumberger Ltd.                                     185,640
                                                                   ------------
                  Total United States                                   582,540
                                                                   ------------
                  Total Common Stock
                   (Cost $48,269,802)                                46,476,379
                                                                   ------------
PREFERRED STOCK: 1.86%

                  GERMANY: 1.86%
     8,656        Henkel KGaA                                           545,283
    14,300        Prosieben SAT.1 Media AG                              254,388
     3,930        Rhoen Klinikum AG                                     220,372
                                                                   ------------
                  Total Germany                                       1,020,043
                                                                   ------------
                  Total Preferred Stock
                   (Cost $1,003,201)                                  1,020,043
                                                                   ------------

MUTUAL FUNDS: 8.35%

                  UNITED STATES: 8.35%
   134,200        iShares, Inc. (MSCI Germany Index Fund)          $  2,369,972
   150,800        iShares, Inc. (MSCI Japan Index Fund)               1,691,976
    31,500        iShares, Inc. (MSCI United Kingdom Index Fund)        524,475
                                                                   ------------
                  Total Mutual Funds
                   (Cost $4,471,356)                                  4,586,423
                                                                   ------------
                  Total Long-Term Investments
                   (Cost $53,744,359)                                52,082,845
                                                                   ------------

Principal
 Amount                                                                Value
 ------                                                                -----

SHORT-TERM INVESTMENTS: 4.91%

                   Government Obligations: 4.91%
$2,700,000         Federal National Mortgage Association,
                    4.500%, due 05/01/01                           $  2,700,000
                                                                   ------------
                   Total Short-Term Investments
                    (Cost $2,700,000)                                 2,700,000
                                                                   ------------
                   Total Investments in Securities
                    (Cost $ 56,444,359)*                  99.69%   $ 54,782,845
                   Other Assets and Liabilities-Net        0.31%        172,976
                                                         ------    ------------
                   Net Assets                            100.00%   $ 54,955,821
                                                         ======    ============

@    Non-income producing security
ADR  American Depostiory Receipt
GDR  Global Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                   Gross Unrealized Appreciation                   $  2,057,373
                   Gross Unrealized Depreciation                     (3,718,887)
                                                                   ------------
                         Net Unrealized Depreciation               $ (1,661,514)
                                                                   ============

                 See Accompanying Notes to Financial Statements

Pilgrim
International
Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                             Net Assets
--------                                                             ----------
Agriculture                                                             0.67%
Airlines                                                                0.75%
Auto Parts&Equipment                                                    0.75%
Banks                                                                  11.62%
Beverages                                                               0.93%
Building Materials                                                      0.59%
Commercial Services                                                     1.31%
Diversified Finan Services                                              4.13%
Electronics                                                             0.06%
Equity Fund                                                             8.34%
Food                                                                    3.80%
Healthcare                                                              0.76%
Holding Companies -- Divers                                             1.08%
Home Builders                                                           0.52%
Home Furnishings                                                        3.75%
Household Products/Wares                                                1.49%
Insurance                                                               6.94%
Internet                                                                0.32%
Iron/Steel                                                              0.94%
Media                                                                   5.83%
Mining                                                                  1.57%
Miscellaneous Manufacturing                                             0.50%
Office/Business Equip                                                   0.36%
Oil&Gas Services                                                        7.30%
Pharmaceuticals                                                         8.83%
Real Estate                                                             1.12%
Retail                                                                  2.77%
Semiconductors                                                          1.74%
Software                                                                1.75%
Telecommunications                                                     11.98%
Toys/Games/Hobbies                                                      0.41%
Transportation                                                          1.48%
Venture Capital                                                         0.39%
Short-Term Investments                                                  4.91%
Other Assets and Liabilities, Net                                       0.31%
                                                                      ------
Net Assets                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

Pilgrim
International
Core Growth
Fund

            PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                               Value
  ------                                                               -----

COMMON STOCK: 85.11%

                   BELGIUM: 0.90%
    20,500         Fortis B                                        $    527,470
                                                                   ------------
                   Total Belgium                                        527,470
                                                                   ------------
                   BRAZIL: 1.82%
    44,600         Tele Norte Leste Participacoes SA ADR                779,608
    12,200         Unibanco Uniao De Bancos Brasileiros GDR             293,410
                                                                   ------------
                   Total Brazil                                       1,073,018
                                                                   ------------
                   CANADA: 4.15%
    19,500         Alberta Energy Ltd.                                  959,088
    23,700    @    Anderson Exploration Ltd.                            540,039
    19,300         Nortel Networks Corp.                                295,290
    64,600         Placer Dome, Inc.                                    653,752
                                                                   ------------
                   Total Canada                                       2,448,169
                                                                   ------------
                   DENMARK: 0.91%
    14,100         Novo-Nordisk A/S                                     536,275
                                                                   ------------
                   Total Denmark                                        536,275
                                                                   ------------
                   FINLAND: 0.98%
    52,400         Sonera OYJ                                           579,754
                                                                   ------------
                   Total Finland                                        579,754
                                                                   ------------
                   FRANCE: 11.63%
    12,400         Aventis SA                                           960,466
     5,000    @    AXA                                                  590,021
     9,500         France Telecom                                       691,168
    41,600    @    Infogrames Entertainment                             867,007
    61,200    @    Orange SA                                            645,080
    12,230         Sodexho Alliance                                     602,234
     5,374         Total Fina Elf SA                                    801,038
     8,000         Valeo SA                                             369,096
    19,254         Vivendi Universal                                  1,333,337
                                                                   ------------
                   Total France                                       6,859,447
                                                                   ------------
                   GERMANY: 5.36%
     4,500         Allianz AG                                         1,295,607
    15,850         Deutsche Bank AG                                   1,293,788
     2,000         Munchener Ruckvers                                   570,289
                                                                   ------------
                   Total Germany                                      3,159,684
                                                                   ------------
                   HONG KONG: 4.62%
    25,600    @    China Mobile Hong Kong Ltd. ADR                 $    648,192
   492,000         Hong King Exchanges and Clearing Ltd.                883,190
    56,000         Hutchison Whampoa                                    601,359
 2,770,000         Petrochina Co.                                       593,140
                                                                   ------------
                   Total Hong Kong                                    2,725,881
                                                                   ------------
                   IRELAND: 2.14%
    11,400    @    Elan PLC ADR                                         571,710
    65,805    @    RyanAir Holdings PLC                                 690,116
                                                                   ------------
                   Total Ireland                                      1,261,826
                                                                   ------------
                   ISRAEL: 1.74%
     3,600    @    Check Point Software                                 225,828
    14,700         Teva Pharmaceutical Industries Ltd. ADR              800,415
                                                                   ------------
                   Total Israel                                       1,026,243
                                                                   ------------
                   ITALY: 3.03%
    37,200         Assic Generali                                     1,201,408
   155,900         BCA Intesa S.p.A                                     585,103
                                                                   ------------
                   Total Italy                                        1,786,511
                                                                   ------------
                   JAPAN: 14.78%
    56,000         Aiwa Co.                                             437,341
    24,000         Dai Nippon Printing                                  326,112
     8,800         Hoya Corp.                                           576,862
    21,000         Marui Co.                                            283,648
    34,000         Matsushita Electric Industries                       566,827
        68    @    Mitsubishi Tokyo Finance                             693,400
    48,000         Mitsui Fudoson Co.                                   475,863
   170,000         Nippon Steel Corp.                                   313,681
    70,000         Nomura Securities                                  1,478,574
        23         NTT Docomo, Inc.                                     472,788
     5,100         Otsuka Kagu Ltd.                                     367,337
    28,000         Pioneer Corp.                                        836,159
    35,000         Sekisui House                                        301,097
     9,300         Sony Corp.                                           695,440
     2,700         Sony Corp. ADR                                       206,955
     9,400         Tokyo Electron Ltd.                                  684,660
                                                                   ------------
                   Total Japan                                        8,716,744
                                                                   ------------
                   NETHERLANDS: 2.46%
    12,394    @    ASM Lithography Holding NV                      $    327,698
    18,800         Royal Dutch Petroleum Co.                          1,124,252
                                                                   ------------
                   Total Netherlands                                  1,451,950
                                                                   ------------
                   SPAIN: 2.96%
    47,900    @    Sogecable                                          1,079,482
    39,200         Telefonica SA                                        663,606
                                                                   ------------
                   Total Spain                                        1,743,088
                                                                   ------------
                   SWEDEN: 2.01%
    43,900         Europolitan Holdings AB                              342,434
    91,800         Swedish Match AB                                     401,893
    68,100         Telefonaktiebolaget LM Ericsson ADR                  437,883
                                                                   ------------
                   Total Sweden                                       1,182,210
                                                                   ------------
                   SWITZERLAND: 7.56%
       270         Nestle SA                                            559,034
       537    @    Novartis AG                                          834,511
       167    @    Roche Holdings AG                                  1,199,424
     8,600         UBS AG                                             1,308,701
     1,560         Zurich Financial Services AG                         554,815
                                                                   ------------
                   Total Switzerland                                  4,456,485
                                                                   ------------
                   THAILAND: 0.56%
   109,000         Siam City Cement                                     329,507
                                                                   ------------
                   Total Thailand                                       329,507
                                                                   ------------

                 See Accompanying Notes to Financial Statements

Pilgrim
International
Core Growth
Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                               Value
  ------                                                               -----

                   UNITED KINGDOM: 16.37%
    56,500         BAA PLC                                         $    496,255
    17,900         Barclays PLC                                         576,134
    45,100         British SKY Broadcasting PLC                         564,511
    34,200         Cable & Wireless PLC                                 251,220
    78,579         Cadbury Schweppes PLC                                484,476
    88,100         Capita Group PLC                                     623,204
   571,800         Corus Group PLC                                      584,842
    50,447         Diageo PLC                                           530,409
    67,000    @    Energis PLC                                          348,871
    36,100         Enterprise Oil PLC                                   312,428
    43,200         Macaroni PLC                                         253,061
    29,600         Pizzaexpress PLC                                     351,619
    41,300         Provident Financial PLC                              475,591
    20,800         Reckitt & Benckiser PLC                              283,708
   113,100         Reed Intl. PLC                                     1,121,202
    20,700         Rio Tinto PLC                                        419,297
    38,799         Royal Bank of Scotland Group PLC                     898,577
   355,050         Vodaphone Group PLC                                1,078,016
                                                                   ------------
                   Total United Kingdom                               9,653,421
                                                                   ------------
                   UNITED STATES: 1.13%
    10,100    @    Mercury Interactive Corp.                            668,115
                                                                   ------------
                   Total United States                                  668,115
                                                                   ------------
                   Total Common Stock
                    (Cost $50,648,544)                               50,185,798
                                                                   ------------

PREFERRED STOCK: 2.47%

                   GERMANY: 2.47%
     9,361         Henkel KGAA                                     $    589,694
    15,000         Prosieben SAT.1 Media AG                             266,840
    10,700         Rhoen Klinikum AG                                    599,994
                                                                   ------------
                   Total Germany                                      1,456,528
                                                                   ------------
                   Total Preferred Stock
                    (Cost $1,490,030)                                 1,456,528
                                                                   ------------

MUTUAL FUNDS: 8.17%

                   UNITED STATES: 8.17%
    37,500         iShares, Inc. (MSCI France Index Fund)               832,500
    88,100         iShares, Inc. (MSCI Germany Index Fund)            1,555,846
   177,500         iShares, Inc. (MSCI Japan Index Fund)              1,991,550
    26,200         iShares, Inc. (MSCI United Kingdom Index Fund)       436,230
                                                                   ------------
                   Total United States                                4,816,126
                                                                   ------------
                   Total Mutual Funds
                    (Cost $4,764,034)                                 4,816,126
                                                                   ------------
                   Total Long-Term Investments
                    (Cost $56,902,608)                               56,458,452
                                                                   ------------

Principal
 Amount                                                                Value
 ------                                                                -----

SHORT-TERM INVESTMENTS: 4.92%

                   Government Obligations: 4.92%
$2,900,000         Federal National Mortgage Association,
                    4.500%, due 05/01/01                           $  2,900,000
                                                                   ------------
                   Total Short-Term Investments
                    (Cost $2,900,000)                                 2,900,000
                                                                   ------------
                   Total Investments in Securities
                    (Cost $ 59,802,608)*                 100.67%   $ 59,358,452
                   Other Assets and Liabilities-Net       -0.67%       (397,787)
                                                         ------    ------------
                   Net Assets                            100.00%   $ 58,960,665
                                                         ======    ============

@    Non-income producing security
ADR  American Depostiory Receipt
GDR  Global Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                   Gross Unrealized Appreciation                   $  3,334,017
                   Gross Unrealized Depreciation                     (3,778,173)
                                                                   ------------
                         Net Unrealized Depreciation               $   (444,156)
                                                                   ============

                 See Accompanying Notes to Financial Statements

Pilgrim
International
Core Growth
Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------


                                                                   Percentage of
Industry                                                             Net Assets
--------                                                             ----------

Consumer Discretionary                                                  15.29%
Consumer Staples                                                         3.83%
Energy                                                                   7.35%
Equity Fund                                                              8.17%
Financials                                                              24.25%
Health Care                                                              8.32%
Industrials                                                              5.26%
Information Technology                                                   7.36%
Materials                                                                4.90%
Telecommunications Services                                             11.02%
Short-Term Investments                                                   4.92%
Other Assets and Liabilities, Net                                        -0.67%
                                                                       ------
Net Assets                                                             100.00%
                                                                       ======

                 See Accompanying Notes to Financial Statements

Pilgrim
International
SmallCap
Growth Fund

            PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                               Value
  ------                                                               -----

COMMON STOCK: 95.04%

                   AUSTRALIA: 0.42%
   507,700   @     Resmed, Inc.                                    $  2,297,358
                                                                   ------------
                   Total Australia                                    2,297,358
                                                                   ------------
                   CANADA: 10.50%
   219,900   @     Anderson Exploration Ltd.                          5,010,742
   254,100         CAE, Inc.                                          4,160,557
   232,300   @     Canadian Hunter Exploration Ltd.                   6,730,046
   154,900   @     C-Mac Industries, Inc.                             5,003,270
   127,500         Cominco Ltd.                                       2,861,826
   166,100   @     Global Thermoelectric, Inc.                        2,162,760
   255,000         Industrial-Alliance Life Insurance Co.             5,926,758
    78,100   @     Penn West Petroleum Ltd.                           2,148,258
   289,200         Petro-Canada                                       8,001,953
   190,600   @     Precision Drilling Corp.                           8,060,474
   294,900   @     Tesco Corp.                                        3,455,859
   197,100         TransAlta Corp.                                    3,554,473
    18,400   @     Westjet Airlines Ltd.                                245,573
                                                                   ------------
                   Total Canada                                      57,322,549
                                                                   ------------
                   DENMARK: 4.23%
   107,400         Carlsberg A/S                                      4,825,188
   113,300   @     ISS A/S                                            6,598,483
   112,300         NEG Micon A/S                                      4,564,824
   152,300         Vestas Wind Systems A/S                            7,113,946
                                                                   ------------
                   Total Denmark                                     23,102,441
                                                                   ------------
                   FINLAND: 2.90%
   494,900         M-real OYJ                                         3,710,395
   301,600         Perlos OYJ                                         3,920,261
   570,000         Sampo OYJ                                          5,967,644
   200,000         Stora Enso OYJ                                     2,260,370
                                                                   ------------
                   Total Finland                                     15,858,670
                                                                   ------------
                   FRANCE: 10.86%
   274,800         Air France                                      $  5,046,998
   110,800         Altran Technologies SA                             7,176,433
    68,300         Bouygues Offshore                                  3,417,794
    95,600         CNP Assurances                                     3,083,247
    37,092         Coflexip Stena Offshore                            5,463,040
    31,300         Compagnie Francaise d'Etudes et de
                    Construction Technip SA                           4,873,798
    19,900         Galeries Lafayette                                 3,358,224
   265,700   @     Infogrames Entertainment                           5,537,587
   140,800         Pechiney SA                                        7,408,041
    75,600         Rexel SA                                           5,540,486
    13,000         Union du Credit-Bail Immobilier                    2,064,631
   320,000         Usinor SA                                          4,182,142
    38,600         Vinci                                              2,260,358
                                                                   ------------
                   Total France                                      59,412,779
                                                                   ------------
                   GERMANY: 5.07%
    27,600         Altana AG                                          3,305,894
    44,800         AMB Aachener & Muenchener Beteiligungs AG          5,147,470
    40,000   @     Babcock Borsig AG                                  1,518,972
    43,200         Depfa Deutsche Pfandbriefbank AG                   2,874,690
    44,200         Hannover Rueckversicherungs AG                     3,105,159
    90,000         Hochtief AG                                        2,096,128
    60,400   @     Lion Bioscience AG                                 1,795,262
    92,400         Merck Kgaa                                         3,230,087
   140,000   @     Schneider Technologies AG                          2,856,945
    60,000         Tecis Holding AG                                   1,762,611
                                                                   ------------
                   Total Germany                                     27,693,218
                                                                   ------------
                   HONG KONG: 0.58%
 1,628,000         Hang Lung Development Co.                          1,409,027
 1,414,000         New World Development                              1,749,596
                                                                   ------------
                   Total Hong Kong                                    3,158,623
                                                                   ------------
                   IRELAND: 2.85%
 1,915,200         Anglo Irish Bank Corp.                             6,304,259
    99,100   @     Iona Technologies PLC ADR                          4,261,300
   465,200         Irish Life & Permanent PLC                         5,010,981
                                                                   ------------
                   Total Ireland                                     15,576,540
                                                                   ------------
                   ITALY: 3.36%
   409,500         Autogrill S.p.A.                                $  4,614,277
 3,647,500   @     Parmalat Finanziaria S.p.A.                        5,177,991
 1,302,700         Saipem S.p.A.                                      8,553,073
                                                                   ------------
                   Total Italy                                       18,345,341
                                                                   ------------
                   JAPAN: 15.16%
 1,017,000   @     All Nippon Airways Co. Ltd.                        4,090,551
 1,016,000         Citizen Watch Co. Ltd.                             7,293,263
   103,000         Credit Saison Co. Ltd.                             2,179,784
   333,000         Daiichi Pharmaceutical Co. Ltd.                    7,249,383
    32,000         Fancl Corp.                                        1,838,708
   405,000         Fujikura Ltd.                                      3,195,686
   199,000         Isetan Co. Ltd.                                    2,013,110
   650,000         Japan Energy Corp.                                 1,388,743
 1,459,000         Kajima Corp.                                       5,030,017
 3,380,000         Kawasaki Steel Corp.                               4,212,520
 1,018,000         Keio Electric Railway Co. Ltd.                     5,272,690
   666,000         Komatsu Ltd.                                       3,772,913
   423,000         Konica Corp.                                       2,896,111
 2,110,000         Mazda Motor Corp.                                  5,703,395
   103,500         Meitec Corp.                                       3,769,271
    38,300         Nippon System Development Co. Ltd.                 2,231,700
    90,800         Nitto Denko Corp.                                  2,961,389
   105,000         Ono Pharmaceutical Co. Ltd.                        3,764,415
    83,000         Skylark Co. Ltd.                                   2,565,937
   626,000         Sumitomo Realty & Development                      3,439,921
    74,000         Taiyo Yuden Co. Ltd.                               2,066,119
   568,000         Tokyu Corp.                                        3,263,707
    87,400         World Co. Ltd.                                     2,496,840
                                                                   ------------
                   Total Japan                                       82,696,173
                                                                   ------------
                   LUXEMBOURG: 0.21%
   262,700   @     Gemplus                                            1,137,433
                                                                   ------------
                   Total Luxembourg                                   1,137,433
                                                                   ------------
                   NETHERLANDS: 2.23%
    85,500         Fugro NV                                           5,423,981
    62,100         IHC Caland NV                                      2,865,108
    20,100   @     Moolen Holding (van Der)                           1,817,257
   342,700   @     United Pan-Europe Communications NV                2,128,424
                                                                   ------------
                   Total Netherlands                                 12,234,770
                                                                   ------------

                 See Accompanying Notes to Financial Statements

Pilgrim
International
SmallCap
Growth Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                               Value
  ------                                                               -----

                   NORWAY: 5.47%
   208,500         Frontline Ltd.                                  $  4,124,402
   172,100         Gjensidige NOR Sparebank                           4,747,195
   812,100         Smedvig A/S                                        7,719,836
   523,300         Storebrand                                         3,364,256
   282,400   @     TGS Nopec Geophysical Co. ASA                      4,748,305
   325,200         Tomra Systems ASA                                  5,146,305
                                                                   ------------
                   Total Norway                                      29,850,299
                                                                   ------------
                   SPAIN: 4.16%
   115,700         Acciona SA                                         4,095,928
    66,700         Acerinox SA                                        1,964,762
   225,500         Corporacion Mapfre Compania Internacional
                    DE Reaseguros                                     4,463,671
   176,400   @     Grupo Auxiliar Metalurgico (GAMESA)                4,147,539
   340,000         Grupo Dragados SA                                  4,202,194
   169,100   @     Sogecable SA                                       3,810,863
                                                                   ------------
                   Total Spain                                       22,684,957
                                                                   ------------
                   SWEDEN: 3.12%
   111,500         JM AB                                              2,489,616
   228,300         Svenska Cellulosa AB                               4,919,491
 1,319,500         Swedish Match AB                                   5,776,672
 1,021,600   @     Tele1 Europe Holding AB                            3,844,945
                                                                   ------------
                   Total Sweden                                      17,030,724
                                                                   ------------
                   SWITZERLAND: 4.55%
    11,250   @     Actelion Ltd.                                      1,387,728
    55,000         Ascom Holding AG                                   3,170,303
     3,900   @     Kudelski SA                                        3,709,254
    13,780   @     Logitech Intl. SA                                  4,209,816
     5,400         SEZ Holding AG                                     3,392,801
    10,020         Synthes-Stratec, Inc.                              5,972,090
     3,218   @     Tecan Group AG                                     3,069,885
                                                                   ------------
                   Total Switzerland                                 24,911,877
                                                                   ------------
                   UNITED KINGDOM: 18.64%
   651,500         Amey PLC                                        $  3,748,387
   809,700   @     ARM Holdings PLC                                   4,447,781
   663,400         BBA Group PLC                                      2,723,613
   233,500         Berkeley Group PLC                                 2,640,777
 1,244,000         British Energy PLC                                 5,463,196
   110,600   @     Cambridge Antibody Technology Group PLC            3,006,054
 1,183,100         Capita Group PLC                                   8,369,043
   206,100   @     Celltech Group PLC                                 3,567,397
   935,900   @     Eidos PLC                                          3,909,312
   730,900         Enterprise Oil PLC                                 6,325,595
 1,547,000         FKI PLC                                            5,167,319
 1,440,700   @     International Power PLC                            6,198,223
   240,000         Johnson Matthey PLC                                3,330,205
 5,231,100         Kidde PLC                                          4,864,009
 2,038,400         MFI Furniture PLC                                  3,231,728
   194,200   @     Oxford Glycosciences PLC                           2,833,593
   630,600         Pace Micro Technology PLC                          4,952,384
   430,200         Persimmon PLC                                      2,226,584
   493,400   @     Regus PLC                                          2,053,904
 1,723,200         Rolls-Royce PLC                                    5,250,531
 1,128,200         Safeway PLC                                        5,196,728
   762,075         Spirent PLC                                        4,491,413
   158,900   @     Stolt Offshore SA ADR                              2,235,723
   854,600         Taylor Woodrow PLC                                 2,481,687
   481,100         Wolseley PLC                                       3,076,316
                                                                   ------------
                   Total United Kingdom                             101,791,502
                                                                   ------------
                   UNITED STATES: 0.73%
    62,400         Everest Re Group Ltd.                              3,984,240
                                                                   ------------
                   Total United States                                3,984,240
                                                                   ------------

                   Total Common Stock
                    (Cost $511,629,035)                             519,089,494
                                                                   ------------
PREFERRED STOCK: 2.29%

                   GERMANY: 2.29%
   101,500         Henkel KGaA                                        6,393,967
    18,700   @     Porsche AG                                         6,105,700
                                                                   ------------
                   Total Germany                                     12,499,667
                                                                   ------------
                   Total Preferred Stock
                    (Cost $ 12,594,173)                              12,499,667
                                                                   ------------

                                                                       Value
                                                                       -----
                   Total Long-Term Investments
                    (Cost $524,223,208)                            $531,589,161
                                                                   ------------
                   Total Investments in Securities
                    (Cost $ 524,223,208)*                 97.33%   $531,589,161
                   Other Assets and Liabilities-Net        2.67%     14,560,928
                                                         ------    ------------
                   Net Assets                            100.00%   $546,150,089
                                                         ======    ============

@    Non-income producing security
ADR  American Depostiory Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                   Gross Unrealized Appreciation                   $ 53,098,441
                   Gross Unrealized Depreciation                    (45,732,488)
                                                                   ------------
                         Net Unrealized Appreciation               $  7,365,953
                                                                   ============

                 See Accompanying Notes to Financial Statements

Pilgrim
International
SmallCap
Growth Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                             Net Assets
--------                                                             ----------
Aerospace/Defense                                                       1.72%
Agriculture                                                             1.06%
Airlines                                                                1.72%
Apparel                                                                 0.46%
Auto Manufacturers                                                      2.16%
Banks                                                                   2.55%
Beverages                                                               0.88%
Biotechnology                                                           1.07%
Chemicals                                                               0.54%
Commercial Services                                                     4.84%
Computers                                                               1.67%
Cosmetics/Personal Care                                                 0.34%
Diversified Finan Services                                              3.06%
Electric                                                                2.79%
Electrical Components & Equipment                                       3.63%
Electronics                                                             2.92%
Energy-Alternate Sources                                                0.76%
Engineering & Construction                                              7.94%
Environmental Control                                                   0.94%
Food                                                                    1.90%
Forest Products & Paper                                                 1.99%
Healthcare-Products                                                     2.08%
Home Builders                                                           0.89%
Home Furnishings                                                        1.11%
Household Products/Wares                                                1.17%
Insurance                                                               5.32%
Iron/Steel                                                              1.90%
Machinery-Construction & Mining                                         0.69%
Machinery-Diversified                                                   0.40%
Media                                                                   0.70%
Metal Fabricate/Hardware                                                1.36%
Mining                                                                  0.52%
Miscellaneous Manufacturing                                             1.97%
Oil&Gas                                                                 6.90%
Oil&Gas Services                                                        6.52%
Pharmaceuticals                                                         4.12%
Real Estate                                                             1.64%
Retail                                                                  4.20%
Semiconductors                                                          2.15%
Software                                                                3.25%
Telecommunications                                                      3.18%
Transportation                                                          2.32%
Other Assets and Liabilities - Net                                      2.67%
                                                                      ------
NET ASSETS                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

Pilgrim
Emerging
Countries
Fund

            PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

  Shares                                                               Value
  ------                                                               -----

COMMON STOCK: 93.29%

                   ARGENTINA: 1.01%
     183,370       Grupo Financiero Galicia SA                    $     273,324
      43,065       Grupo Financiero Galicia SA ADR                      643,822
      98,900   @   Impsat Fiber Networks, Inc.                          286,810
      25,000       Massalin Particulares                                188,821
      20,000       Perez Companc SA ADR                                 306,000
      16,330       Telecom Argentina SA ADR                             257,198
                                                                  -------------
                   Total Argentina                                    1,955,975
                                                                  -------------
                   BELGIUM: 1.19%
      90,900       Fortis (B)                                         2,338,880
                                                                  -------------
                   Total Belgium                                      2,338,880
                                                                  -------------
                   BRAZIL: 10.67%
       2,200       Aracruz Celulose SA ADR                        $      31,240
      44,920       Brasil Telecom Participacoes SA ADR                1,928,865
       4,200       Centrais Eletric DE STA CAT ADR                       94,272
      30,530       Centrais Eletricas Brasileiras SA ADR                259,423
      17,680       Centrais Geradoras do Sul do Brasil SA ADR           141,728
      11,190       Cia Energetica de Minas Gerais ADR                   129,582
     174,340       Cia Paranaense de Energia ADR                      1,351,135
      34,000       Cia Siderurgica Nacional ADR                         799,000
      31,460       Companhia Brasileira de Distribuicao Grupo
                    Pao de Acucar ADR                                   895,037
      70,540       Companhia de Bebidas das Americas ADR              1,721,176
       3,300       Copene-Petroquimica do Nordeste SA ADR                43,837
       2,000       CVRD-Companhia Vale do Rio Doce ADR                   46,400
     116,350       Embratel Participacoes SA ADR                      1,055,295
      30,660       Empresa Bras de Aeronautica ADR                    1,373,875
     155,500       Petroleo Brasileiro SA ADR                         4,198,500
      11,230       Petroleo Brasileiro SA ADR                           272,643
      11,780       Tele Celular Sul Participacoes SA ADR                229,710
       3,600       Tele Centro Oeste Celular Participacoes
                     SA ADR                                              30,240
     127,109       Tele Norte Leste Participacoes SA ADR              2,221,863
      16,985       Telemig Celular Participacoes SA ADR                 645,430
      34,840       Telesp Celular Participacoes SA ADR                  585,312
      82,410       Unibanco - Uniao de Bancos Brasileiros GDR         1,981,961
      36,300       Usinas Sider de Minas Gerais-Old ADR                 143,004
      56,600       Votorantim Celulose e Papel SA ADR                   786,740
                                                                  -------------
                   Total Brazil                                      20,966,268
                                                                  -------------
                   CHILE: 0.37%
      10,900       A.F.P. Provida SA ADR                          $     256,150
       1,500   @   Compania Telecomunicaciones de Chile SA ADR           21,420
       1,500       Distribucion Y Servicio D&S ADR                       21,750
       1,500       Embotelladora Andina SA ADR                           20,025
      14,000       Empresa Nacional de Electricidad SA ADR              156,100
      35,200       Quinenco SA ADR                                      242,880
         500       Vina Concha Y Toro ADR                                20,600
                                                                  -------------
                   Total Chile                                          738,925
                                                                  -------------
                   CHINA: 3.12%
   5,700,000       Beijing Capital Intl. Airport                      1,403,257
     719,000       Beijing Datang Power Generation Co. Ltd.             239,697
  14,480,000       China Petroleum & Chemical Corp.                   2,580,741
     472,000       Guangdong Kelon Electric                             113,779
   2,500,000       Guangshen Railway Co.                                387,870
     532,100       Huaneng Power Intl., Inc.                            307,020
   1,508,000       PetroChina Co. Ltd.                                  322,908
   1,426,000       Sinopec Beijing Yanhua Petrochemical
                    Co. Ltd.                                            197,471
      25,630       Sinopec Beijing Yanhua Petrochemical
                    Co. Ltd. ADR                                        176,847
   1,000,000       Yanzhou Coal Mining Co. Ltd.                         410,309
                                                                  -------------
                   Total China                                        6,139,899
                                                                  -------------
                   EGYPT: 0.68%
      85,000   @   Mobinil-Eqyptian Mobile Network                    1,333,505
                                                                  -------------
                   Total Egypt                                        1,333,505
                                                                  -------------
                   ESTONIA: 0.05%
       8,400       Eesti Telekom GDR                                    106,680
                                                                  -------------
                   Total Estonia                                        106,680
                                                                  -------------
                   FRANCE: 1.01%
      13,400       TotalFinaElf SA                                    1,997,377
                                                                  -------------
                   Total France                                       1,997,377
                                                                  -------------
                   GERMANY: 1.40%
       9,600       Allianz AG                                         2,763,961
                                                                  -------------
                   Total Germany                                      2,763,961
                                                                  -------------

                 See Accompanying Notes to Financial Statements

Pilgrim
Emerging
Countries
Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                               Value
  ------                                                               -----

                   GREECE: 0.23%
       1,200       Alpha Bank SA                                  $      34,432
       1,700       Coca Cola Hellenic Bottling Co. SA                    25,551
       3,500   @   Cosmote Mobile Communications SA                      30,495
      13,900       Hellenic Telecommunications Organization SA          207,191
      14,100       Hellenic Telecommunications Organization
                    SA ADR                                              102,930
       1,000       National Bank Of Greece SA                            38,950
                                                                  -------------
                   Total Greece                                         439,549
                                                                  -------------
                   HONG KONG: 2.86%
     110,000       Brilliance China Automotive                           29,619
   1,050,900   @   China Mobile Hong Kong Ltd.                        5,174,325
     108,900       Dairy Farm Intl. Holdings                             56,628
      45,900       Dairy Farm Intl. Holdings, ADR                       119,340
     400,679       First Pacific Co.                                     91,962
      28,276   @   Jardine Matheson Holdings Ltd.                       164,001
                                                                  -------------
                   Total Hong Kong                                    5,635,875
                                                                  -------------
                   HUNGARY: 2.18%
     118,400       Matav Rt. ADR                                      1,977,280
       4,300       Mol Magyar Olaj-es Gazipari Rt. GDR                   68,800
         500   @   OTP Bank Rt. ADR                                      23,940
      47,000       OTP Bank Rt. GDR                                   2,250,360
                                                                  -------------
                   Total Hungary                                      4,320,380
                                                                  -------------
                   INDIA: 4.01%
      63,000   @   DR. Reddy's Laboratories ADR                   $     759,150
       1,200       DR. Reddy's Laboratories GDR                          28,738
      93,700       HCL Technologies Ltd.                                754,542
     170,000   @   Hindustan Lever Ltd.                                 764,973
      12,400   @   Infosys Technologies Ltd.                            986,970
       1,900       ITC Ltd. GDR                                          37,525
       1,200       Larsen & Toubro Ltd. ADR                              11,270
     330,000   @   Mahanagar Telephone Nigam                          1,059,016
     188,000       Reliance Industries Ltd.                           1,376,834
      75,000   @   Satyam Computer Services                             346,296
       7,800   @   SSI Ltd. GDR                                          10,725
     120,000   @   Videsh Sanchar Nigam Ltd.                            812,085
      15,375       Videsh Sanchar Nigam Ltd. ADR                        207,563
      20,800       Wipro Ltd. ADR                                       716,560
                                                                  -------------
                   Total India                                        7,872,247
                                                                  -------------
                   INDONESIA: 0.09%
      22,000       Gudang Garam Tbk PT                                   21,716
      18,000       Indosat Tbk PT ADR                                   125,820
      91,000       Ramayana Lestari Sentosa Tbk PT                       20,593
      53,500       Telekomunikasi Tbk PT                                 11,069
                                                                  -------------
                   Total Indonesia                                      179,198
                                                                  -------------
                   ISRAEL: 2.94%
     678,800       Bank Hapoalim Ltd.                                 1,703,159
      97,700       Bank Leumi Le-Israel                                 205,896
     325,200       Bezeq                                                460,300
       8,640       ECI Telecom Ltd.                                      58,925
      15,610       Koor Industries Ltd. ADR                             126,753
      20,700   @   Orbotech Ltd.                                        712,908
      46,900       Teva Pharmaceutical Industries ADR                 2,553,705
                                                                  -------------
                   Total Israel                                       5,821,646
                                                                  -------------
                   ITALY: 0.37%
      56,800       Mediolanum S.p.A.                              $     731,243
                                                                  -------------
                   Total Italy                                          731,243
                                                                  -------------
                   JAPAN: 2.48%
     124,000       Nomura Securities Co. Ltd.                         2,619,188
      30,200       Sony Corp.                                         2,258,309
                                                                  -------------
                   Total Japan                                        4,877,497
                                                                  -------------
                   LUXEMBOURG: 0.12%
      24,960       Quilmes Industrial SA ADR                            233,126
                                                                  -------------
                   Total Luxembourg                                     233,126
                                                                  -------------
                   MALAYSIA: 2.94%
       5,000       British American Tobacco (Malaysia) Bhd               45,724
     666,666       MAA Holdings Bhd                                     733,333
     600,000       Malayan Banking Berhad                             1,547,368
     225,000       Nestle (Malaysia) Berhad                           1,184,211
      34,000       Tanjong PLC                                           55,474
     700,000       Tenaga Nasional Berhad                             1,786,842
     600,000       United Engineers (Malaysia)                          445,263
                                                                  -------------
                   Total Malaysia                                     5,798,215
                                                                  -------------

                 See Accompanying Notes to Financial Statements

Pilgrim
Emerging
Countries
Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                               Value
  ------                                                               -----

                   MEXICO: 13.59%
     132,660       America Movil SA de C.V. ADR                   $   2,440,944
     461,000   @   Carso Global Telecom SA                              933,450
     102,500       Cemex SA                                             471,544
      35,035       Cemex SA ADR                                         811,761
      60,650       Coca-Cola Femsa SA ADR                             1,182,675
     164,000   @   Corp Interamericana de Entretenimiento SA            575,417
      39,850       Fomento Economico Mexicano SA ADR                  1,522,270
      14,300   @   Grupo Carso SA                                        35,518
     115,830       Grupo Elektra SA GDR                               1,065,636
   2,300,800       Grupo Financiero Banamex Accival SA                4,308,410
     900,000   @   Grupo Financiero BBVA Bancomer                       721,166
      14,470       Grupo Financiero Inbursa SA ADR                      239,367
     103,860   @   Grupo Iusacell SA de C.V. ADR                        846,459
      18,900       Grupo Modelo SA                                       51,842
      42,600   @   Grupo Televisa SA ADR                              1,620,078
      13,950       Panamerican Beverages, Inc.                          252,635
     139,660       Telefonos de Mexico SA ADR                         4,832,236
      61,030       Tubos de Acero de Mexico SA ADR                      818,412
     155,735       TV Azteca SA de C.V. ADR                           1,178,914
   1,199,400       Walmart de Mexico/Mexico City                      2,888,404
                                                                  -------------
                   Total Mexico                                      26,797,138
                                                                  -------------
                   PANAMA: 0.12%
       7,300       Banco Latinoamericano de Exportaciones               240,900
                                                                  -------------
                   Total Panama                                         240,900
                                                                  -------------
                   PHILIPPINES: 0.11%
      10,000       Philippine Long Distance Telephone ADR               133,000
   3,993,595   @   RFM Corp.                                             76,142
                                                                  -------------
                   Total Philippines                                    209,142
                                                                  -------------
                   POLAND: 2.42%
     183,000       Bank Pekao SA GDR                              $   3,111,000
      29,300       Polski Koncern Naftowy Orlen                         137,534
       7,100       Telekomunikacja Polska SA ADR                        37,985
     275,000       Telekomunikacja Polska SA GDR                      1,471,250
                                                                  -------------
                   Total Poland                                       4,757,769
                                                                  -------------
                   RUSSIA: 4.15%
      54,800       Lukoil-Holding ADR                                 2,268,172
      74,800   @   Mobile Telesystems ADR                             2,146,760
      20,360       OAO Gazprom ADR                                      144,963
     193,200       Surgutneftegaz ADR                                 2,179,296
     135,500   @   Unified Energy System GDR                          1,456,625
                                                                  -------------
                   Total Russia                                       8,195,816
                                                                  -------------
                   SINGAPORE: 0.11%
      25,416       DBS Group Holdings Ltd.                              221,919
                                                                  -------------
                   Total Singapore                                      221,919
                                                                  -------------
                   SOUTH AFRICA: 5.28%
     406,400       ABSA Group Ltd.                                    1,778,949
       1,600       Anglo American Platinum Corp.                         71,731
       5,300       De Beers Consolidated Mines Ltd./De
                    Beers Centenary AG GDR                              222,296
      24,900       FirstRand Ltd.                                        25,520
      41,100       Impala Platinum Holdings Ltd.                      1,970,548
      96,800       Iscor Ltd.                                           294,137
   2,649,000   @   Metropolis Transactive Holdings Ltd.                  26,391
      65,700       Nedcor Ltd.                                        1,202,727
   3,860,000   @   Paradigm Capital Holdings Ltd.                        16,824
     870,000       Pick'n Pay Stores Ltd.                             1,143,026
   1,200,000       Sanlam Ltd.                                        1,442,092
     211,600       Sappi Ltd.                                         1,931,542
      23,800       Sasol Ltd.                                           213,400
   2,085,100   @   Union Alliance Media Ltd.                             72,706
                                                                  -------------
                   Total South Africa                                10,411,889
                                                                  -------------
                   SOUTH KOREA: 11.45%
      68,000       H&CB                                           $   1,293,394
     100,000       Hyundai Motor Co.                                  1,564,161
     111,000       Kookmin Bank                                       1,314,806
      31,980       Korea Electric Power Corp. ADR                       301,571
      30,300       Korea Telecom ADR                                    837,189
      31,395       LG Electronics                                       333,736
     290,000       LG Engineering & Construction Ltd.                 1,508,352
      32,000       Pohang Iron & Steel Co.                            2,381,169
       3,320       Pohang Iron & Steel Co. ADR                           66,433
      59,000       Samsung Electro-Mechanics                          1,865,869
      20,000       Samsung Electronics                                3,477,601
      68,000   @   Samsung Securities Co. Ltd.                        1,786,484
      52,250       Shinsegae Co. Ltd.                                 3,154,043
      15,730       SK Telecom                                         2,705,274
                                                                  -------------
                   Total South Korea                                 22,590,082
                                                                  -------------
                   SWEDEN: 0.61%
     187,000       Telefonaktiebolaget LM Ericsson                    1,203,393
                                                                  -------------
                   Total Sweden                                       1,203,393
                                                                  -------------
                   SWITZERLAND: 2.49%
       1,959   @   Novartis                                           3,044,335
         262   @   Roche Holding AG                                   1,881,730
                                                                  -------------
                   Total Switzerland                                  4,926,065
                                                                  -------------
                   TAIWAN: 4.59%
     221,060       Asustek Computer, Inc. GDR                         1,014,665
      13,872       China Steel Corp. ADR                                159,251
         982   @   Cosmo Electronics Corp.                                1,021
      38,010       HON HAI Precision Industry GDR                       516,937
       7,600       Synnex Technology Intl. Corp. GDR                     65,740
     155,183   @   Taiwan Semiconductor Manufacturing
                    Co. Ltd. ADR                                      3,761,636
     206,900   @   United Microelectronics ADR                        2,273,831
      35,000   @   Via Technologies, Inc.                               329,883
     754,000       Winbond Electronics Corp.                            884,901
       5,275   @   Winbond Electronics Corp. GDR                         62,773
                                                                  -------------
                   Total Taiwan                                       9,070,638
                                                                  -------------

                 See Accompanying Notes to Financial Statements

Pilgrim
Emerging
Countries
Fund

      PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

  Shares                                                               Value
  ------                                                               -----

                   THAILAND: 1.08%
      50,500       Advanced Info Service Public Co. Ltd.          $     511,084
       9,300       BEC World PLC                                         46,449
   3,107,000   @   Thai Farmers Bank                                  1,582,426
                                                                  -------------
                   Total Thailand                                     2,139,959
                                                                  -------------
                   TURKEY: 4.54%
  90,000,000       Aksigorta                                          1,060,672
  30,000,000       Anadolu Efes Biracilik Ve Malt Sanayii AS          1,492,798
  12,400,000       Arcelik                                              170,493
  40,000,000       KOC Holding AS                                     1,711,043
 253,333,327       Sabanci Holding                                    1,260,585
  60,680,000       Turkcell Iletisim Hizmet AS                        1,032,964
 203,800,000   @   Turkiye Garanti Bankasi                            1,049,690
 252,578,371       Yapi VE Kredi Bankasi                              1,168,630
                                                                  -------------
                   Total Turkey                                       8,946,875
                                                                  -------------
                   UNITED KINGDOM: 4.29%
      61,200       Barclays PLC                                       1,969,799
     176,465   @   Dimension Data Holdings PLC                          818,595
     183,900       Provident Financial PLC                            2,117,706
     133,500       South African Breweries PLC                          909,396
      47,000       South African Breweries PLC                          322,721
     774,500       Vodafone Group PLC                                 2,351,566
                                                                  -------------
                   Total United Kingdom                               8,489,783
                                                                  -------------
                   VENEZUELA: 0.48%
      64,130       Compania Anonima Nacional Telefonos
                    de Venezuela ADR                              $   1,469,218
                                                                  -------------
                   Total Venezuela                                    1,469,218
                                                                  -------------
                   Total Common Stock
                    (Cost $206,030,745)                             183,921,032
                                                                  -------------
PREFERRED STOCK: 1.57%

                   BRAZIL: 1.57%
  24,600,000       Banco Itau SA                                      1,989,582
      42,530       CVRD-Companhia Vale do Rio Doce                      989,160
                                                                  -------------
                   Total Brazil                                       2,978,742
                                                                  -------------
                   Total Preferred Stock
                    (Cost $3,295,906)                                 2,978,742
                                                                  -------------
MUTUAL FUNDS: 0.14%

                   UNITED STATES: 0.14%
      19,200   @   India Fund, Inc.                                     195,264
                                                                  -------------
       8,250       Jardine Fleming India Fund, Inc.                      62,700
                   Total United States                                  257,964
                                                                  -------------
                   Total Mutual Funds
                    (Cost $341,790)                                     257,964
                                                                  -------------
                   Total Long-Term Investments
                    (Cost $209,668,441)                             187,157,738
                                                                  -------------

Principal
 Amount                                                                Value
 ------                                                                -----

 SHORT-TERM INVESTMENTS: 4.12%

                   Government Obligations: 4.12%
$  7,000,000       U.S. Treasury Bills, 4.140%, due 05/03/01      $   6,998,619
     800,000       U.S. Treasury Bills, 4.140%, due 05/03/01            799,845
                                                                  -------------
                                                                      7,798,464
                                                                  -------------
                   Total Short-Term Investments
                    (Cost $7,798,464)                                 7,798,464
                                                                  -------------
                   Total Investments in Securities
                    (Cost $ 217,466,905)*                98.89%   $ 194,956,202
                   Other Assets and Liabilities-Net       1.11%       2,195,556
                                                        ------    -------------
                   Net Assets                           100.00%   $ 197,151,758
                                                        ======    =============

@    Non-income producing security
ADR  American Depostiory Receipt
GDR  Global Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                   Gross Unrealized Appreciation                  $  12,772,087
                   Gross Unrealized Depreciation                    (35,282,791)
                                                                  -------------
                         Net Unrealized Depreciation              $ (22,510,704)
                                                                  =============

                 See Accompanying Notes to Financial Statements

Pilgrim
Emerging
Countries
Fund

     PORTFOLIO OF INVESTMENTS as of April 30, 2001 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                             Net Assets
--------                                                             ----------
Aerospace/Defense                                                        0.73%
Agriculture                                                              0.14%
Auto Manufacturers                                                       0.84%
Banks                                                                   12.03%
Beverages                                                                2.60%
Building Materials                                                       0.68%
Chemicals                                                                0.95%
Computers                                                                0.57%
Construction Machinery & Equipment                                       0.01%
Diversified Financial Services                                           8.27%
Electric                                                                 3.30%
Electrical Componenets & Equipment                                       0.18%
Electronics                                                              3.48%
Engineering & Construction                                               1.77%
Entertainment                                                            0.33%
Food                                                                     1.23%
Forest Products & Paper                                                  1.45%
Gas                                                                      0.08%
Holding Companies-Diversified                                            1.30%
Home Furnishings                                                         1.26%
Household Products/Wares                                                 0.40%
Insurance                                                                3.07%
Internet                                                                 0.01%
Investment Companies                                                     0.20%
Iron/Steel                                                               2.03%
Media                                                                    1.50%
Metal Fabricate/Hardware                                                 0.43%
Mining                                                                   1.96%
Oil&Gas                                                                  7.54%
Packaging Products                                                       0.02%
Pharmaceuticals                                                          4.36%
Retail                                                                   4.39%
Semiconductors                                                           3.86%
Software                                                                 1.92%
Telecommunications                                                      21.68%
Transportation                                                           0.20%
Short-Term Investments                                                   4.12%
Other Assets and Liabilities-Net                                         1.11%
                                                                       ------
NET ASSETS                                                             100.00%
                                                                       ======

                 See Accompanying Notes to Financial Statements

                         SHAREHOLDER MEETING (Unaudited)
--------------------------------------------------------------------------------

A special meeting of shareholders of the ING Emerging Markets Equity, ING Global Brand Names and ING International Funds, held February 22, 2001, at the offices of ING Pilgrim, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

A brief description of each matter voted upon as well as the results are outline below:

                                                                Shares voted
                                                Shares           against or          Shares           Broker         Total
                                               voted for          withheld          abstained        non-vote        Voted
                                               ---------        ------------        ---------        --------        -----
ING Emerging Markets Equity Fund
1.   To approve an Agreement and Plan of Reorganization Providing For The Acquisition of All of the Assets and Liabilities of
     ING Emerging Markets Equity Fund by Pilgrim Emerging Countries Fund

                                               1,013,888                  --            2,804           --          1,016,692

ING Global Brand Names Fund
1.   To approve an Agreement and Plan of Reoganization providing for the acquisition of all of the assets and liabilities of
     ING Global Brand Names Fund by Pilgrim Worldwide Growth Fund

                                               2,680,425               5,759           30,144           --          2,716,328
ING International Equity Fund
1.   To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of
     ING International Equity Fund by Pilgrim International Fund

                                               2,948,830               2,005            7,167           --          2,958,002

A special meeting of shareholders of the Pilgrim Global Corporate Leaders Fund, held February 23, 2001, at the offices of
ING Pilgrim, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

A brief description of each matter voted upon as well as the results are outline below:

Pilgrim Global Corporate Leaders Fund
1.   To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Pilgrim Global
     Corporate Leaders Fund by Pilgrim Worldwide Growth

                                               1,186,462               8,842           19,457           --          1,214,761

A special meeting of shareholders of the Pilgrim Worldwide Emerging Markets and Pilgrim Emerging Markets Value Funds held
April 12, 2001 at ING Pilgrim, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

A brief description of each matter voted upon as well as the results are outline below:

Pilgrim  Worldwide Emerging  Markets Fund
1.   To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Pilgrim Worldwide
     Emerging Markets Fund by Pilgrim Emerging Countries Fund

                                               4,555,446             338,827          248,824           --          5,143,097

Pilgrim Emerging Markets Value Fund
1.   To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of Pilgrim Emerging
     Markets Value Fund by Pilgrim Emerging Countries Fund

                                                 839,915              34,840           36,462           --            911,217

A special meeting of shareholders of the Pilgrim International SmallCap Growth Fund held April 19, 2001 at ING Pilgrim,
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

A brief description of each matter voted upon as well as the results are outline below:

Pilgrim International SmallCap Fund
1.   To approve a new Sub-Avisory Agreement between ING Pilgrim Investments, LLC and Nicholas-Applegate Capital Management ("NACM"),
     to reflect the acquisition of NACM by Allianz of America, Inc., with no change in the sub-advisory fee

                                              16,679,209             100,683          239,319           --         17,019,211

                 See Accompanying Notes to Financial Statements

INVESTMENT MANAGER
ING Pilgrim Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Pilgrim Group, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Pilgrim Securities, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
Brown Brothers Harriman
40 Water Street
Boston, Massachusetts 02109-3661

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

Prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Pilgrim Securities, Inc. Distributor at 1-800-334-3444. Please read the prospectus carefully before you invest or send money.

                           QINTLSEMIANN043001-062901